As filed with the Securities and Exchange Commission on April 29, 2008.

Registration Nos. 333-91098 and 811-21127

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 8
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
☐

Amendment No. 21
☒

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
(Exact Name of Registrant)

MERRILL LYNCH
LIFE INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800) 346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary E. Thornton, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485
      (date)

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485
      (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.
Exhibit Index can be found on page C-39

Prospectus
May 1, 2008

Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company
Home Office: 425 West Capital Avenue Suite 1800, Little Rock Arkansas 72201

Service Center: P.O. Box 44222
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East
Jacksonville, Florida 32246
Phone: (800) 535-5549

offered through
Transamerica Capital, Inc.

This Prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here must be issued as an IRA Contract or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. The Contract provides a variety of investment features and options for income protection later in life.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the IRA, IRA Account, or Roth IRA Account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

What is an annuity?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each annuity option has different protection features intended to cover different kinds of income needs. Many of these annuity options provide income streams that can’t be outlived.

What is a variable annuity?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

What are the risks in owning a variable annuity?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you’ve put in. You bear all of this risk. You could lose all or part of the money you’ve put in.

How does this annuity work?

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in one of the following mutual funds or portfolios (“Funds”):

•	AIM Equity Funds

•	AIM Constellation Fund
•	AIM Charter Fund

•	AllianceBernstein Growth and Income Fund, Inc.
•	AllianceBernstein Large Cap Growth Fund, Inc.
•	Allianz Funds

•	Allianz NFJ Small-Cap Value Fund
•	Allianz OCC Renaissance Fund

•	American Century Capital Portfolios, Inc.

•	Equity Income Fund

•	American Funds

•	The Bond Fund of America, Inc.
•	The Growth Fund of America, Inc.
•	The Income Fund of America, Inc.
•	The Investment Company of America

•	BlackRock Basic Value Fund, Inc.
•	BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund*

•	BlackRock Fundamental Growth Fund, Inc.
•	BlackRock Funds II

•	BlackRock Government Income Portfolio

•	BlackRock Global Allocation Fund, Inc.
•	BlackRock Index Funds, Inc.

•	BlackRock S&P 500 Index Fund

•	BlackRock Value Opportunities Fund, Inc.
•	Davis New York Venture Fund, Inc.
•	Delaware Group Equity Funds III

•	Delaware Trend Fund

•	Fidelity Advisor Series I

•	Advisor Equity Growth Fund

•	Fidelity Advisor Series VIII

•	Advisor Overseas Fund

•	Lord Abbett Bond-Debenture Fund, Inc.
•	Lord Abbett Mid-Cap Value Fund, Inc.
•	Merrill Lynch Ready Assets Trust
•	MFS Series Trust I

•	MFS® Core Growth Fund
•	MFS® Research International Fund

•	MFS Series Trust IV

•	MFS® Mid Cap Growth Fund

•	Oppenheimer Global Fund
•	Oppenheimer Main Street Funds

•	Main Street Fund

•	Oppenheimer Quest for Value Funds

•	Oppenheimer Quest Opportunity Value Fund

•	PIMCO Funds

•	PIMCO Total Return Fund

•	The Putnam Fund for Growth and Income
•	Putnam International Equity Fund
•	Putnam Voyager Fund
•	Seligman Value Fund Series, Inc.

•	Seligman Smaller-Cap Value Fund

•	Templeton Funds, Inc.

•	Foreign Fund

•	Templeton Growth Fund, Inc.
•	Van Kampen Comstock Fund
•	Van Kampen Equity and Income Fund
•	Van Kampen Equity Trust

•	Van Kampen Aggressive Growth Fund

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or separate account charges, but you also won’t have annuity options or death benefit features. Because of these additional Contract and separate account charges, which affect contract values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

The value of your Contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We’ve designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the Contract (for Contracts held in an IRA Account or a Roth IRA Account, out of the Account) to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% Federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

*	Formerly, BlackRock Bond Fund

What does this annuity cost?

We may impose a number of charges, including a surrender (sales) charge and an asset-based insurance charge. We provide more details on these charges, as well as a description of all other charges, later in the Prospectus.

This Prospectus contains information about the Contract and the Separate Account that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Separate Account. We have filed the Statement of Additional Information, dated May 1, 2008, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. There is no charge to obtain it. The Table of Contents for this Statement of Additional Information is found at the end of this Prospectus.

The Securities and Exchange Commission (“SEC”) maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Current prospectuses for the Funds accompany this Prospectus. Please read these documents carefully and retain them for future reference.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus was primarily designed for potential purchasers of the Contract, you are receiving this Prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges of the Contract may vary over time, may vary depending on your state and generally, you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, and/or note Contract variations referenced throughout this Prospectus. Currently, this Contract is not available for purchase.

DEFINITIONS

accumulation unit: A unit of measure used to compute the value of your interest in a subaccount prior to the annuity date.

annuitant: Annuity payments may depend upon the continuation of a person’s life. That person is called the annuitant.

annuity date: The date on which annuity payments begin. The annuity date must occur by the older annuitant’s 95th birthday.

attained age: The age of a person on the contract date plus the number of full contract years since the contract date.

beneficiary(s): The person(s) designated by you to receive payment upon the death of an owner prior to the annuity date.

contract anniversary: The yearly anniversary of the contract date.

contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

contract value: The value of your interest in the Separate Account.

contract year: The period from the contract date to the first contract anniversary, and thereafter, the period from one contract anniversary to the next contract anniversary.

Individual Retirement Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408(b) of the Internal Revenue Code (“IRC”).

Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the IRC.

joint annuitant: The Contract does not permit co-annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB rider. For the GMIB rider, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or rider.

Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

surrender value: The amount payable upon surrender of the Contract, equal to the contract value less any applicable surrender charge and any other charges which are collected upon a full withdrawal.

valuation period: The interval from one determination of the net asset value of a subaccount to the next. Net asset values are determined as of the close of trading on each day the New York Stock Exchange is open.

CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

As noted above, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract or any endorsements, contact our Service Center.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). (See “Issuing the Contract”.) Federal law limits maximum annual contributions to IRAs, IRA Accounts, and Roth IRA Accounts.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the IRA, IRA Account, or Roth IRA Account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

We offer other variable annuity contracts that have different contract features, minimum premium amounts, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information — Selling the Contract.”

Premiums

Generally, before the annuity date you can pay premiums as often as you like. Because the minimum initial premium is $25,000, the Contract can only be purchased through an existing IRA Account or Roth IRA Account or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Please note that prior to September 25, 2007, this Contract was permitted to be purchased by a rollover from an existing contract as a 403(b) Contract (i.e., a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Subsequent premiums generally must be $50 or more. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life exceed $1,000,000. Under the automatic investment feature, you can make subsequent premium payments systematically from your brokerage account. For more information, see “Automatic Investment Feature”.

Under Federal law for 2008, you may contribute up to $5,000 to all IRA Contracts, IRA Accounts, and Roth IRA Accounts. The maximum contribution limit is increased to $6,000 if you will be age 50 or older by December 31, 2008. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may rise each year. Please contact a tax advisor for further information.

The Separate Account

As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. For the first 14 days following the contract date, we put all premiums into the Merrill Lynch Ready Assets Trust Subaccount. After the 14 days, we will put the money into the subaccounts you’ve selected. In Pennsylvania, we won’t wait 14 days. Instead, we will invest your premium immediately in the subaccounts you’ve selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Trust Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. Currently, you may allocate premiums or contract value among 18 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

The Funds Available For Investment

➢	AIM Equity Funds

➢	AIM Constellation Fund
➢	AIM Charter Fund

➢	AllianceBernstein Growth and Income Fund, Inc.

➢	AllianceBernstein Large Cap Growth Fund, Inc.

➢	Allianz Funds

➢	Allianz NFJ Small-Cap Value Fund
➢	Allianz OCC Renaissance Fund

➢	American Century Capital Portfolios, Inc.

➢	Equity Income Fund

➢	American Funds

➢	The Bond Fund of America, Inc.

➢	The Growth Fund of America, Inc.
➢	The Income Fund of America, Inc.
➢	The Investment Company of America

➢	BlackRock Basic Value Fund, Inc.

➢	BlackRock Bond Fund, Inc.

➢	BlackRock Total Return Fund*

➢	BlackRock Fundamental Growth Fund, Inc.

➢	BlackRock Funds II

➢	BlackRock Government Income Portfolio

➢	BlackRock Global Allocation Fund, Inc.

➢	BlackRock Index Funds, Inc.

➢	BlackRock S&P 500 Index Fund

➢	BlackRock Value Opportunities Fund, Inc.

➢	Davis New York Venture Fund, Inc.

➢	Delaware Group Equity Funds III

➢	Delaware Trend Fund

➢	Fidelity Advisor Series I

➢	Advisor Equity Growth Fund

➢	Fidelity Advisor Series VIII

➢	Advisor Overseas Fund

➢	Lord Abbett Bond-Debenture Fund, Inc.

➢	Lord Abbett Mid-Cap Value Fund, Inc.

➢	Merrill Lynch Ready Assets Trust

➢	MFS Series Trust I

➢	MFS® Core Growth Fund
➢	MFS® Research International Fund

➢	MFS Series Trust IV

➢	MFS® Mid Cap Growth Fund

➢	Oppenheimer Global Fund

➢	Oppenheimer Main Street Funds

➢	Main Street Fund

➢	Oppenheimer Quest for Value Funds

➢	Oppenheimer Quest Opportunity Value Fund

➢	PIMCO Funds

➢	PIMCO Total Return Fund

➢	The Putnam Fund for Growth and Income

➢	Putnam International Equity Fund

➢	Putnam Voyager Fund

➢	Seligman Value Fund Series, Inc.

➢	Seligman Smaller-Cap Value Fund

➢	Templeton Funds, Inc.

➢	Foreign Fund

➢	Templeton Growth Fund, Inc.

➢	Van Kampen Comstock Fund

➢	Van Kampen Equity and Income Fund

➢	Van Kampen Equity Trust

➢	Van Kampen Aggressive Growth Fund

We have closed the subaccount investing in the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I to allocations of new premium payments and incoming transfers of contract value effective October 22, 2004.

If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Fees and Charges

  Asset-Based Insurance Charge

We currently impose an asset-based insurance charge of 1.30% annually to cover certain risks. It will never exceed 1.30% annually.

The asset-based insurance charge compensates us for:

•	costs associated with the establishment and administration of the Contract;

•	mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract; and

•	expense risks we assume to cover Contract maintenance expenses.

We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. This charge ends on the annuity date.

  Surrender Charge

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0%. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

  Contract Fee

We impose a $40 contract fee at the end of each contract year and upon a full withdrawal to reimburse us for expenses related to maintenance of the Contract if the greater of contract value, or premiums less withdrawals, is less than $50,000. We may also waive this fee in certain circumstances where you own more than three Contracts. This fee ends after the annuity date.

  Guaranteed Minimum Income Benefit Fee (“GMIB Fee”)

On the last business day of each month and upon termination of the Guaranteed Minimum Income Benefit Rider, we determine the amount of the GMIB Fee. We will deduct the GMIB Fee determined for each month within a calendar quarter (and upon termination of the Rider) from your contract value on the last business day of each calendar quarter (and upon termination of the Rider). The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described under “Guaranteed Minimum Income Benefit.” We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract. This fee ends on the annuity date.

  Premium Taxes

On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5% for qualified plans. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.

  Fund Expenses

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about all fees and charges imposed on the Contract under “Charges and Deductions”.

Transfers Among Subaccounts

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. However, the Fidelity Advisor Mid Cap Growth Subaccount is closed to transfers of contract value from other subaccounts. You may make more than twelve transfers among available subaccounts, but we may charge $25 per extra transfer. (See “Transfers Among Subaccounts”.) We may impose additional restrictions on transfers. (See “Transfers Among Subaccounts — Disruptive Trading.”)

Several specialized transfer programs are available under the Contract. You cannot use more than one such program at a time.

•	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in fund share prices over time. (See “Dollar Cost Averaging Program”.) (There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss.)

•	Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Your contract value is rebalanced quarterly based on the asset allocation model selected. (See “Asset Allocation Program”.)

•	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in each contract year in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program”.)

Withdrawals

Withdrawals are generally subject to a surrender charge (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) =	10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

(b) =	the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.

You may take your free withdrawals through lump sum withdrawals or the Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see “Withdrawals and Surrenders”.

A withdrawal may have adverse tax consequences, including the imposition of a 10% penalty tax on withdrawals prior to age 59 1/2 (see “Federal Income Taxes”).

Death Benefit

Regardless of investment performance, this Contract provides a guaranteed minimum death benefit (“GMDB”) if you die before the annuity date. The death benefit equals the greater of the GMDB or the contract value.

If you are age 80 or over when the Contract is issued, the GMDB equals premiums less adjusted withdrawals.

If you are under age 80 when the Contract is issued, the GMDB equals the Maximum Anniversary Value GMDB. The Maximum Anniversary Value GMDB equals the greater of premiums less “adjusted” withdrawals or the Maximum Anniversary Value. The Maximum Anniversary Value equals the greatest anniversary value for the Contract, increased by premiums and decreased by “adjusted” withdrawals. An anniversary value is calculated through the earlier of the owner’s attained age 80 or date of death.

You can find more detailed information about the death benefit, and how it is calculated, including age limitations that apply, under “Death Benefit”.

The payment of a death benefit may have tax consequences (see “Federal Income Taxes”).

Annuity Payments

Annuity payments begin on the annuity date and are made under the annuity option you select. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, you may select an annuity date that cannot be later than the annuitant’s 95th birthday. If you do not select an annuity date, the annuity date for such Contracts is the older annuitant’s 95th birthday. For Contracts purchased through an IRA Account, keep in mind that you may need to take distributions or annuitize prior to the older annuitant’s 95th birthday to meet Federal minimum distribution requirements. The annuity date for IRA Contracts is generally when the owner/annuitant reaches age 70 1/2.

Details about the annuity options available under the Contract can be found under “Annuity Options”.

Annuity payments may have tax consequences (see “Federal Income Taxes”).

All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Guaranteed Minimum Income Benefit

For an additional annual fee, you may elect the Guaranteed Minimum Income Benefit (“GMIB”). The GMIB is an optional rider that provides the option to receive payment of guaranteed minimum monthly fixed income during the lifetime of the annuitant subject to certain conditions. See “Guaranteed Minimum Income Benefit”.

Right to Review

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we will refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Trust Subaccount, we will refund the contract value as of the date we receive your returned Contract.

Replacement of Contracts

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender (sales) charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract could be advantageous, given the Contract’s features, benefits, and charges. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)[1]	7%
Transfer Fee[2]	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges Other Than Fund Expenses
Annual Contract Fee[3]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Current and Maximum Asset-Based Insurance Charge	1.30%
Annual Charge for Optional Rider:
Guaranteed Minimum Income Benefit (as an annualized percentage of GMIB Benefit Base)[4]	0.50%

[1]	The contingent deferred sales charge decreases by 1% annually to 0% after seven years, as follows:

Complete Years Elapsed Since	Charge as a Percentage
Payment of Premium	of Premium Withdrawn
0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

[2]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[3]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal if the greater of contract value, or premiums less withdrawals, is less than $50,000.

[4]	The GMIB charge will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won’t deduct this fee after the annuity date. For Contracts issued before October 16, 2004, the GMIB charge was, and remains, 0.40%.

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year before and after any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[5]	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.56%	—	1.71%

Net Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses — after any contractual waivers or reimbursements of fees and expenses)[6]	0.56%	—	1.71%

[5]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown.
[6]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive Fund expenses above a threshold for a limited period of time. For more information about these arrangements, consult the prospectuses for the Funds.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year*, as a percentage of each Fund’s average net assets.

		BlackRock
		Bond
		Fund,
		Inc.		BlackRock
		BlackRock	BlackRock	Global
	BlackRock	Total Return	Fundamental	Allocation
	Basic Value	Fund	Growth	Fund, Inc.
	Fund, Inc.	(Investor	Fund, Inc.	(Investor	Merrill Lynch
	(Investor A	A	(Investor A	A	Ready Assets
Annual Expenses	Shares)[1,8]	Shares)[2]	Shares)[8]	Shares)[3]	Trust[4]

Investment Advisory Fees	0.40%	0.43%	0.61%	0.75%	0.371%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.125%
Other Expenses	0.15%	0.23%	0.25%	0.15%	0.154%
Acquired Fund Fees and Expenses	—	—	—	0.03%	—
Total Annual Operating Expenses	0.80%[5]	0.91%[5]	1.11%[5,9]	1.18%[5]	0.650%
Expense Reimbursements	—	(0.06%)	—	—	—
Net Expenses	0.80%[5]	0.85%[5]	1.11%[5,9]	1.18%[5]	0.650%

	BlackRock
	Index	BlackRock
	Funds, Inc.	Funds II
	BlackRock	BlackRock
	S&P 500	Government	BlackRock	AIM Equity Funds
	Index	Income	Value	AIM
	Fund	Portfolio	Opportunities	Constellation
	(Investor	(Investor	Fund, Inc.	Fund	AIM Charter
	A	A	(Investor A	(Class A	Fund (Class A
Annual Expenses	Shares)[6,8]	Shares)[7]	Shares)[1]	Shares)[10]	Shares)[11]

Investment Advisory Fees	0.010%	0.48%	0.47%	0.63%	0.63%
12b-1 Fees	0.250%	—	0.25%	0.25%	0.25%
Interest Expense	—	0.28%	—	—	—
Other Expenses	0.345%	0.38%	0.45%	0.31%	0.32%
Service Fees	—	0.25%	—	—	—
Acquired Fund Fees and Expenses	—	—	0.01%	0.02%	—
Total Annual Operating Expenses	0.605%[5]	1.39%	1.18%[5,9]	1.21%	1.20%
Expense Reimbursements	(0.005%)	(0.04%)	—	(0.03%)	(0.03%)
Net Expenses	0.600%[5]	1.35%	1.18%[5,9]	1.18%	1.17%

					American Century
			Allianz Funds		Capital
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Allianz OCC	Portfolios, Inc.
	Growth and	Large Cap	Small-Cap	Renaissance	Equity Income
	Income Fund,	Growth Fund,	Value Fund	Fund	Fund
	Inc. (Class A	Inc. (Class A	(Class A	(Class A	(A Class
Annual Expenses	Shares)	Shares)	Shares)[12]	Shares)[13]	Shares)[14]

Investment Advisory Fees	0.51%	0.74%	0.59%	0.60%	0.97%
12b-1 Fees	0.28%	0.30%	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.41%	0.38%	0.40%	—
Acquired Fund Fees and Expenses	—	—	—	—	—
Total Annual Operating Expenses	0.97%	1.45%	1.22%	1.25%	1.22%
Expense Reimbursements	—	—	—	—	—
Net Expenses	0.97%	1.45%	1.22%	1.25%	1.22%

	American Funds[15]
				The	Davis New	Delaware
	The Bond	The Growth	The Income	Investment	York	Group Equity
	Fund of	Fund of	Fund of	Company of	Venture	Funds III
	America Inc.	America Inc.	America Inc.	America	Fund, Inc.	Trend Fund
	(Class A	(Class A	(Class A	(Class A	(Class A	(Class A
Annual Expenses	Shares)	Shares)	Shares)	Shares)	Shares)	Shares)[16]

Investment Advisory Fees	0.25%	0.27%	0.24%	0.24%	0.48%	0.72%
12b-1 Fees	0.25%	0.25%	0.24%	0.23%	0.25%	0.29%
Other Expenses	0.13%	0.12%	0.08%	0.09%	0.12%	0.40%
Acquired Fund Fees and Expenses	—	—	—	—	—	—
Total Annual Operating Expenses	0.63%	0.64%	0.56%	0.56%	0.85%	1.41%
Expense Reimbursements	—	—	—	—	—	—
Net Expenses	0.63%	0.64%	0.56%	0.56%	0.85%	1.41%

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

			Fidelity
			Advisory
	Fidelity Advisor Series I		Series VIII
	Advisor	Advisor	Advisor	Lord Abbett	Lord Abbett
	Equity	Mid Cap Growth	Overseas	Bond-Debenture	Mid-Cap Value
	Growth Fund	Fund	Fund	Fund, Inc.	Fund, Inc.
	(Class A	(Class A	(Class A	(Class A	(Class A
Annual Expenses	Shares)[17]	Shares)[18]	Shares)[19]	Shares)	Shares)

Investment Advisory Fees	0.56%	0.57%	0.53%	0.45%	0.51%
12b-1 Fees	0.25%	0.25%	0.25%	0.35%	0.30%
Other Expenses	0.33%	0.41%	0.39%	0.19%	0.24%
Acquired Fund Fees and Expenses	—	—	—	—	—
Total Annual Operating Expenses	1.14%	1.23%	1.17%	0.99%	1.05%
Expense Reimbursements	—	—	—	—	—
Net Expenses	1.14%	1.23%	1.17%	0.99%	1.05%

	MFS Series Trust				Oppenheimer
		MFS®	MFS Series		Main Street
		Research	Trust IV		Funds
	MFS® Core	International	MFS® Mid Cap	Oppenheimer	Main Street
	Growth Fund	Fund	Growth Fund	Global Fund	Fund
	(Class A	(Class A	(Class A	(Class A	(Class A
Annual Expenses	Shares)[20]	Shares)[21]	Shares)[21]	Shares)[22]	Shares)[23]

Investment Advisory Fees	0.69%	0.77%	0.75%	0.62%	0.46%
12b-1 Fees	0.35%	0.35%	0.25%	0.24%	0.24%
Other Expenses	0.23%	0.24%	0.27%	0.19%	0.19%
Acquired Fund Fees and Expenses	—	—	—	—	—
Total Annual Operating Expenses	1.27%	1.36%	1.27%	1.05%	0.89%
Expense Reimbursements	(0.04%)	—	—	—	—
Net Expenses	1.23%	1.36%	1.27%	1.05%	0.89%

	Oppenheimer
	Quest for
	Value
	Funds[24]
	Oppenheimer
	Quest	PIMCO Funds	The Putnam	Putnam
	Opportunity	PIMCO Total	Fund for Growth	International	Putnam
	Value Fund	Return Fund	and Income	Equity	Voyager Fund
	(Class A	(Class A	(Class A	(Class A	(Class A
Annual Expenses	Shares)	Shares)[25]	Shares)[26]	Shares)[26]	Shares)[26]

Investment Advisory Fees	0.83%	0.25%	0.44%	0.62%	0.52%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.32%	0.40%	0.23%	0.38%	0.37%
Acquired Fund Fees and Expenses	0.03%	—	—	—	—
Total Annual Operating Expenses	1.43%	0.90%	0.92%	1.25%	1.14%
Expense Reimbursements	—	—	—	—	—
Net Expenses	1.43%	0.90%	0.92%	1.25%	1.14%

	Seligman					Van Kampen
	Value Fund	Templeton				Equity Trust
	Series, Inc.	Funds, Inc.	Templeton	Van Kampen	Van Kampen	Van Kampen
	Smaller-Cap	Templeton	Growth	Comstock	Equity and	Aggressive
	Value Fund	Foreign Fund	Fund, Inc.	Fund	Income Fund	Growth Fund
	(Class A	(Class A	(Class A	(Class A	(Class A	(Class A
Annual Expenses	Shares)	Shares)	Shares)	Shares)	Shares)	Shares)

Investment Advisory Fees	1.00%	0.59%	0.56%	0.37%	0.35%	0.71%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.46%	0.32%	0.20%	0.16%	0.16%	0.42%
Acquired Fund Fees and Expenses	—	—	—	—	—	—
Total Annual Operating Expenses	1.71%	1.16%	1.01%	0.78%	0.76%	1.38%
Expense Reimbursements	—	—	—	—	—	—
Net Expenses	1.71%	1.16%	1.01%	0.78%	0.76%	1.38%

[1]	Fees and expenses shown include the expenses of both the Fund and the Fund’s pro rata share of the expenses of its underlying master portfolio/trust.

[2]	Fees and expenses shown include the expenses of both the Total Return Fund and the Total Return Fund’s pro rata share of the expenses of its underlying master portfolio/trust. The Total Return Fund’s investment adviser receives a fee from the master portfolio at the annual rate of 0.06% of the master portfolio’s average daily net assets, a portion of which is paid indirectly by the Total Return Fund, and receives a fee from the Total Return Fund at the annual rate of 0.37% of the Total Return Fund’s average daily net assets for an overall Investment Advisory Fee rate paid by the

Total Return Fund of 0.43%. However, the investment adviser has contractually agreed to waive the Total Return Fund’s Investment Advisory Fee in the amount of the Total Return Fund’s share of the Investment Advisory Fee paid by the master portfolio for as long as the Total Return Fund invests in the master portfolio. After giving effect to this waiver, the investment adviser receives a fee from the Total Return Fund (including the fee paid indirectly through the master portfolio) at the annual rate of 0.37% of the Total Return Fund’s average daily net assets. In addition, the Total Return Fund’s investment adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, Acquired Fund Fees and Expenses, and certain other expenses) to 0.90% of Investor A’s average daily net assets until February 1, 2009. On September 24, 2007, the Total Return Fund acquired substantially all of the assets and certain stated liabilities of BlackRock Total Return Portfolio (“the Predecessor Fund”), a portfolio of BlackRock Funds II (the “Reorganization”). Although the Total Return Fund was the surviving entity in the Reorganization, the Predecessor Fund was the accounting survivor. The fees and expenses have been revised to reflect estimated expense ratios after the Reorganization with the Predecessor Fund.

[3]	The Fund’s investment adviser has agreed to voluntarily waive a portion of the Investment Advisory Fee. The Fund’s investment adviser may discontinue or reduce this waiver of fees at any time without notice. For the fiscal year ended October 31, 2007, after taking into account this fee waiver, the Total Annual Operating Expense ratio for Investor A Shares was 1.06%.

[4]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund is authorized to pay each distributor distribution fees at an annual rate of 0.125% of the average daily net asset value of Fund shares sold through such distributor.

[5]	Where applicable, the Total Annual Operating Expenses of the Fund do not correlate to the ratio of expenses to average net assets given in the most recent annual report, which does not include the Acquired Fund Fees and Expenses (or, as applicable, the Master Portfolio’s Acquired Fund Fees and Expenses).

[6]	Fees and expenses shown include the expenses of both the Fund and the Fund’s pro rata share of the expenses of the series of Quantitative Master Series LLC in which it invests. The investment adviser for the underlying series has entered into a contractual arrangement that provides that the Investment Advisory Fee for the series, when combined with the administrative fees of certain funds that invest in the series will not exceed specified amounts. Absent this contractual arrangement, the investment adviser of Master S&P 500 Index Series would receive the Investment Advisory Fee as a percentage of average daily net assets of 0.01%. This arrangement has a one-year term and is renewable. As a result, the investment adviser receives a fee of 0.005% of the average daily net assets of the series in which the Fund invests.

[7]	BlackRock US Government Fund was reorganized into BlackRock Government Income Portfolio on October 13, 2006. Pursuant to the reorganization, each shareholder of Class A shares of BlackRock US Government Fund received Investor A Shares of BlackRock Government Income Portfolio with an aggregate net asset value equal to the aggregate net asset value of BlackRock US Government Fund shares owned immediately prior to the reorganization. Acquired Fund Fees and Expenses were less than 0.01% for the Fund’s last fiscal year. The Fund’s investment adviser has contractually agreed to waive or reimburse fees or expenses in order to limit expenses to 1.07% for Investor A Shares (excluding interest expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) of average daily net assets until February 1, 2009. The Fund may have to repay some of these waivers and reimbursements to the investment adviser in the following two years. Including voluntary waivers, the Net Expenses of Investor A Shares of the Fund are estimated to be 0.95% (excluding interest expense, Acquired Fund Fees and Expenses, and certain other Fund expenses). These voluntary waivers may be terminated at any time. See the Fund’s prospectus for a discussion of these waivers and reimbursements. In addition, the investment adviser has agreed to voluntarily waive or reimburse fees or expenses such that Net Expenses would not exceed 0.95% (excluding interest expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) for Investor A Shares. This voluntary waiver or reimbursement may be reduced or discontinued at any time; however, BlackRock has agreed not to reduce or discontinue this waiver or reimbursement for a period of two years after the closing of the reorganization of the Fund and a mutual fund formerly managed by Merrill Lynch Investment Managers unless approved by the Fund’s trustees, including a majority of the non-interested trustees.

[8]	Includes Acquired Fund Fees and Expenses, which are less than 0.01%.

[9]	During the Fund’s most recent fiscal year end, the Fund changed its methodology for allocating transfer agency fees among the share classes from an allocation based on net assets per share class to an allocation based on the number of shareholder accounts per share class. The Total Annual Operating Expenses have been restated to reflect this change as if it had been in effect the entire fiscal year.

[10]	Through December 31, 2012, the Fund’s investment adviser has contractually agreed to waive a portion of its Investment Advisory Fees to the extent necessary so that the Investment Advisory Fees payable to the Fund do not exceed a specified maximum annual Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund’s maximum annual Investment Advisory Fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

[11]	Through December 31, 2012, the Fund’s investment adviser has contractually agreed to waive a portion of its Investment Advisory Fees to the extent necessary so that Investment Advisory Fees payable to the Fund do not exceed a specified maximum annual Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund’s maximum annual Investment Advisory Fee rate ranges from 0.75% (for average net assets up to $150 million) to 0.52% (for average net assets over $10 billion). Effective July 1, 2007, Invesco Aim contractually agreed to waive 100% of the Investment Advisory Fees Invesco Aim receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. The contractual waiver resulted in aggregate reduction in Investment Advisory Fees of 0.01% for all classes of the Fund for the year ended October 31, 2007. The waiver agreement is in effect through at least June 30, 2008.

[12]	The Investment Advisory Fee is subject to a reduction of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets. Other Expenses reflect a 0.37% administrative fee paid by Class A shares and approximately 0.01% in trustees’ and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion, an additional 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A shares.

[13]	The Fund’s Investment Advisory Fee does not reflect a voluntary fee waiver of 0.05%. While the fee waiver is in effect, the actual Investment Advisory Fee will be 0.55% and Total Annual Operating Expenses are estimated to be 1.20%. Other Expenses reflect a 0.39% administrative fee paid by Class A shares and approximately 0.01% in trustees’ and shareholder meeting/proxy expenses incurred by Class A shares during the most recent fiscal year. The administrative fee of 0.40% is subject to a reduction of 0.025% on assets in excess of $1 billion, an additional 0.025% on assets in excess of $2.5 billion, an additional 0.05% on assets in excess of $5 billion, an additional 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A shares.

[14]	The Fund pays the investment adviser a single, unified management fee for arranging all services necessary for the Fund to operate. Out of that fee, the investment adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the Fund’s management fee may be paid by the Fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser. The fee shown is based on assets during the Fund’s most recent fiscal year. The Fund has a stepped fee schedule. As a result, the Fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

[15]	The Fund’s investment adviser is currently waiving 10% of its Investment Advisory Fee. The waiver may be discontinued at any time, in consultation with the Fund’s board, but it is expected to continue at this level until further review. The Fund’s investment adviser and board intend to review the waiver as circumstances warrant. Investment Advisory Fees and Total Annual Operating Expenses in the table do not reflect any waivers.

[16]	The Board of Trustees has adopted a formula for calculating 12b-1 Fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 Fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 Fees at the same rate, the blended rate, based upon the allocation of the 0.10% and 0.30% rates described above.

[17]	The Fund’s investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund’s investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. Including this reduction, Total Annual Operating Expenses for the year ended November 30, 2007 would have been 1.13%.

[18]	The Fund’s investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.25%. This arrangement may be discontinued by the Fund’s investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses.

[19]	The Fund’s investment adviser has voluntarily agreed to reimburse the Fund to the extent that Total Annual Operating Expenses, as a percentage of its respective average net assets, exceed 1.50%. This arrangement may be discontinued by the Fund’s investment adviser at any time. Also, a portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund’s expenses. Including this reduction, Total Annual Operating Expenses for the year ended October 31, 2007 would have been 1.17%.

[20]	The Fund has entered into an expense offset arrangement which reduces the Fund’s custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, Total Annual Operating Expenses would be lower. The Fund’s investment adviser has agreed in writing to waive its Investment Advisory Fee of 0.65% annually. This written agreement will continue until at least February 28, 2009. The Fund’s 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the Fund’s Class A shares and the services provided by financial intermediaries.

[21]	The Fund entered into an expense offset arrangement which reduces the Fund’s custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, Total Annual Operating Expenses would be lower. The Fund’s 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the Fund’s Class A shares and the services provided by financial intermediaries.

[22]	Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended September 30, 2007, the transfer agent fees did not exceed the expense limitation described above.

[23]	Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended August 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

[24]	Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The investment adviser will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to indirect Investment Advisory Fees incurred through the Fund’s investment in the Oppenheimer Institutional Money Market Fund. The Fund also receives certain credits from the Fund’s custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets. After these waivers and credits, the actual Other Expenses as percentages of average daily net assets were 0.26% for Class A Shares and Total Annual Operating Expenses a percentages of daily net assets were 1.37% for Class A shares. Effective January 1, 2003, the Board voluntarily reduced the Class A asset-based sales charge to zero resulting in a 12b-1 Fee of 0.25%. The Board of Trustees can set the rate of the asset-based sales charge on Class A shares to 0.25% of average annual net assets. For purposes of the Fee Table, the calculation of the Acquired Fund Fees and Expenses are based on the Fund’s estimated holdings of acquired funds during its current fiscal year. The investment adviser will waive its Investment Advisory Fees in an amount equal to the indirectly incurred Investment Advisory Fees from the Fund’s investments in the Oppenheimer Institutional Money Market Fund. Based on the estimated fee calculations reflected in the table, that waiver would equal 0.02% for the current fiscal year.

[25]	Other Expenses reflect an administrative fee of 0.40%.

[26]	Other Expenses includes estimated expenses attributable to the Fund’s investments in other investment companies that the Fund bears.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$1,001	$1,574	$2,166	$3,938

Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$894	$1,249	$1,606	$2,827

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$361	$1,103	$1,874	$3,938

Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years

$246	$760	$1,306	$2,827

Based on average Contract size, the Examples reflect the $40 contract fee as 0.04% of average assets. They assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base collected at the end of each calendar quarter. See the “Charges and Discussions” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Most Recently Ended Fiscal Years

This prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2007	BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, PIMCO Total Return Fund, Van Kampen Aggressive Growth Fund

June 30, 2007	BlackRock Basic Value Fund, Inc., Allianz NFJ Small-Cap Value Fund, Allianz OCC Renaissance Fund, Delaware Trend Fund, Putnam International Equity Fund, Seligman Smaller-Cap Value Fund

July 31, 2007	AllianceBernstein Growth & Income Fund, AllianceBernstein Large Cap Growth Fund, Inc., American Funds The Income Fund of America, Inc., Davis New York Venture Fund, Inc., Putnam Voyager Fund

August 31, 2007	BlackRock Fundamental Growth Fund, Inc., American Funds The Growth Fund of America, Inc., MFS Core Growth Fund, MFS Research International Fund, MFS Mid Cap Growth Fund, Oppenheimer Main Street Fund®, Templeton Growth Fund, Templeton Foreign Fund

September 30, 2007	BlackRock Total Return Fund, BlackRock Government Income Portfolio, Oppenheimer Global Fund

October 31, 2007	BlackRock Global Allocation Fund, Inc., AIM Constellation Fund, Fidelity Advisor Overseas Fund, Oppenheimer Quest Opportunity Value Fund, Putnam Fund for Growth and Income

November 30, 2007	Fidelity Advisor Equity Growth Fund, Fidelity Advisor Mid Cap Growth Fund

December 31, 2007	BlackRock S&P 500 Index Fund, Merrill Lynch Ready Assets Trust, AIM Charter Fund, American Funds The Bond Fund of America, Inc., American Funds The Investment Company of America, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund

YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Merrill Lynch Ready Assets Trust Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (besides the Merrill Lynch Ready Assets Trust Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the Federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Separate Account. The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Number of Subaccounts; Subaccount Investments

There are 41 subaccounts currently available under the Contract through the Separate Account. One previously available subaccount, the Advisor Mid Cap Growth Fund of the Fidelity Advisor Series I, is closed to allocations of new premiums and incoming transfers of contract value. All subaccounts invest in one of the following mutual funds or a corresponding portfolio thereof: BlackRock Basic Value Fund, Inc., BlackRock Total Return Fund, BlackRock Fundamental Growth Fund, Inc., BlackRock Global Allocation Fund, Inc., Merrill Lynch Ready Assets Trust, BlackRock S&P 500 Index Fund, BlackRock Value Opportunities Fund, Inc., BlackRock Government Income Portfolio, AIM Equity Funds, AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., Allianz Funds, American Century Capital

Portfolios, Inc., The Bond Fund of America, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Davis New York Venture Fund, Inc., Delaware Group Equity Funds III, Fidelity Advisor Series I, Fidelity Advisor Series VIII, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid-Cap Value Fund, Inc., MFS Series Trust I, MFS Series Trust IV, Oppenheimer Global Fund, Oppenheimer Main Street Funds, Oppenheimer Quest for Value Funds, PIMCO Funds, The Putnam Fund for Growth and Income, Putnam International Equity Fund, Putnam Voyager Fund, Seligman Value Fund Series, Inc., Templeton Funds, Inc., Templeton Growth Fund, Inc., Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, or Van Kampen Equity Trust. Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other funds or portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other fund or portfolio, even where the investment adviser, subadviser, or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available through the Contract may have names similar to funds or portfolios not available through the Contract. All of the underlying mutual funds offered through this Separate Account are available to the general public.

INVESTMENTS OF THE SEPARATE ACCOUNT

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account as well as members of the general public. Shares of these Funds may be offered to separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA).

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The following table summarizes each Fund(s) investment objective(s), investment adviser(s), and asset class/investment style.

	Investment	Investment	Asset Class/
AIM Equity Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
AIM Constellation Fund (Class A)	Seeks growth of capital.	Invesco Aim Advisors, Inc.

Subadvisers: AIM
Funds Management Inc.
(anticipates changing
its name to Invesco
Trimark Investment
Management Inc.
on or prior to
December 31, 2008);
Invesco Global Asset
Management
(N.A.), Inc.;
Invesco Institutional
(N.A.), Inc.; Invesco
Senior Secured
Management, Inc.;
Invesco Hong Kong
Limited; Invesco Asset
Management Limited;
Invesco Asset Management
(Japan) Limited;
Invesco Asset Management
Deutschland, GmbH;
and Invesco Australia
		Limited	Domestic Equity/ Large Cap Growth

	Investment	Investment	Asset Class/
AIM Equity Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
AIM Charter Fund (Class A)	Seeks long-term growth of capital.	Invesco Aim Advisors, Inc.

Subadvisers: AIM
Funds Management Inc.
(anticipates changing
its name to Invesco
Trimark Investment
Management Inc.
on or prior to
December 31, 2008);
Invesco Global Asset
Management
(N.A.), Inc.;
Invesco Institutional
(N.A.), Inc.; Invesco
Senior Secured
Management, Inc.;
Invesco Hong Kong
Limited; Invesco Asset
Management Limited;
Invesco Asset Management
(Japan) Limited;
Invesco Asset Management
Deutschland, GmbH;
and Invesco Australia
		Limited	Domestic Equity/ Large Cap Blend

The AllianceBernstein
Growth and Income	Investment	Investment	Asset Class/
Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
The AllianceBernstein Growth and Income Fund, Inc. (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/ Large Cap Value

The AllianceBernstein	Investment	Investment	Asset Class/
Large Cap Growth Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
The AllianceBernstein Large Cap Growth Fund, Inc. (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/ Large Cap Growth

	Investment	Investment	Asset Class/
Allianz Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
Allianz NFJ Small-Cap Value Fund (Class A)	Seeks long-term growth of capital and income.	Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group L.P.	Domestic Equity/ Small Cap Value

Allianz OCC Renaissance Fund (Class A)	Seeks long-term growth of capital and income.	Allianz Global Investors Fund Management LLC Subadviser: Oppenheimer Capital LLC	Domestic Equity/ Mid Cap Value

American Century	Investment	Investment	Asset Class/
Capital Portfolios, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Equity Income Fund (A Class)	Seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.	Domestic Equity/ Large Cap Value

	Investment	Investment	Asset Class/
American Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
The Bond Fund of America, Inc. (Class A)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company	Fixed Income/Intermediate Term

The Growth Fund of America, Inc. (Class A)	Seeks growth of capital.	Capital Research and Management Company	Domestic Equity/ Large Cap Growth

The Income Fund of America, Inc. (Class A)	Seeks to provide current income while secondarily striving for capital growth.	Capital Research and Management Company	Balanced/US

The Investment Company of America (Class A)	Long-term growth of capital and income.	Capital Research and Management Company	Domestic Equity/ Large Cap Value

BlackRock Basic	Investment	Investment	Asset Class/
Value Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Basic Value Fund, Inc. (Investor A)	Seeks capital appreciation, and, secondarily income.	BlackRock Advisors, LLC (“BlackRock Advisors”) Subadviser: BlackRock Investment Management, LLC (“BlackRock Investment Management”)	Domestic Equity/ Large Cap Value

BlackRock Bond	Investment	Investment	Asset Class/
Fund Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Total Return Fund (Investor A) (formerly, BlackRock Bond Fund)	Seeks to realize a total return that exceeds that of the Lehman Brothers U.S. Aggregate Index.	BlackRock Advisors Subadviser: BlackRock Financial Management, Inc. (“BlackRock Financial Management”)	Fixed Income/Intermediate Term

BlackRock Fundamental Growth	Investment	Investment	Asset Class/
Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Fundamental Growth Fund, Inc. (Investor A)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/ Large Cap Growth

	Investment	Investment	Asset Class/
BlackRock Funds II	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Government Income Portfolio (Investor A)	Seeks to maximize total return consistent with income generation and prudent investment management.	BlackRock Advisors Subadviser: BlackRock Financial Management	Fixed Income/Intermediate Term

BlackRock Global	Investment	Investment	Asset Class/
Allocation Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Global Allocation Fund, Inc. (Investor A)	Seeks to provide high total investment return.	BlackRock Advisors Subadviser: BlackRock Investment Management and BlackRock Asset Management U.K. Limited	Balanced/Global

BlackRock Index	Investment	Investment	Asset Class/
Funds, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock S&P 500 Index Fund (Investor A)	Seeks to match the performance of the Standard & Poor’s® 500 Index as closely as possible before the deduction of Fund expenses.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Large Cap Blend

BlackRock Value
Opportunities Fund,	Investment	Investment	Asset Class/
Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Value Opportunities Fund, Inc. (Investor A)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/ Small Cap Blend

Davis New York	Investment	Investment	Asset Class/
Venture Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Davis New York Venture Fund, Inc. (Class A)	Seeks long-term growth of capital.	Davis Selected Advisers, L.P. Subadviser: Davis Selected Advisers-NY, Inc.	Domestic Equity/ Large Cap Value

Delaware Group	Investment	Investment	Asset Class/
Equity Funds III	Objective	Adviser(s)/Subadviser(s)	Investment Style
Delaware Trend Fund (Class A)	Seeks capital appreciation.	Delaware Management Company	Domestic Equity/ Small Cap Growth

Fidelity Advisor	Investment	Investment	Asset Class/
Series I	Objective	Adviser(s)/Subadviser(s)	Investment Style
Advisor Equity Growth Fund (Class A)	Seeks capital appreciation.	Fidelity Management & Research Company Subadvisers: • Fidelity Management & Research (U.K.) Inc. • Fidelity Management & Research (Far East) Inc. • Fidelity Investments Japan Limited. • FMR Co., Inc.	Domestic Equity/ Large Cap Growth

Fidelity Advisor	Investment	Investment	Asset Class/
Series I	Objective	Adviser(s)/Subadviser(s)	Investment Style
Advisor Mid Cap Growth Fund** (Class A)	Seeks long-term growth of capital.	Fidelity Management & Research Company Subadvisers: • Fidelity Management & Research (U.K.) Inc. • Fidelity Management & Research (Far East) Inc. • Fidelity Investments Japan Limited. • FMR Co., Inc.	Domestic Equity/ Mid Cap Growth

Fidelity Advisor	Investment	Investment	Asset Class/
Series VIII	Objective	Adviser(s)/Subadviser(s)	Investment Style
Advisor Overseas Fund (Class A)	Seeks long-term growth of capital.	Fidelity Management &
Research Company

Subadvisers:
• Fidelity Management &
Research (U.K.) Inc.
• Fidelity Management &
Research (Far East) Inc.
• Fidelity International
Investment Advisors
• Fidelity International
Investment Advisers
(U.K.) Limited
• Fidelity Investments
Japan Limited.
		• FMR Co., Inc.	International Equity/International

Lord Abbett Bond-	Investment	Investment	Asset Class/
Debenture Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Lord Abbett Bond-Debenture Fund, Inc. (Class A)	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC	Fixed Income/High Yield

**	The subaccount corresponding to this Fund was closed to new allocations of premiums and incoming transfers of contract value following the close of business on October 22, 2004.

Lord Abbett Mid-Cap	Investment	Investment	Asset Class/
Value Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Lord Abbett Mid-Cap Value Fund, Inc. (Class A)	Seeks capital appreciation.	Lord, Abbett & Co. LLC	Domestic Equity/ Mid Cap Value

Merrill Lynch Ready	Investment	Investment	Asset Class/
Assets Trust	Objective	Adviser(s)/Subadviser(s)	Investment Style
Merrill Lynch Ready Assets Trust (Class A)	Seeks preservation of capital, liquidity, and the highest possible current income consistent with this objective.	BlackRock Advisors Subadviser: BlackRock Institutional Management Corporation	Fixed Income/Money Market

	Investment	Investment	Asset Class/
MFS Series Trust I	Objective	Adviser(s)/Subadviser(s)	Investment Style
MFS® Core Growth Fund (Class A)	Seeks capital appreciation.	MFS® Investment Management	Domestic Equity/ Large Cap

MFS® Research International Fund (Class A)	Seeks capital appreciation.	MFS® Investment Management	International Equity/International

	Investment	Investment	Asset Class/
MFS Series Trust IV	Objective	Adviser(s)/Subadviser(s)	Investment Style
MFS® Mid Cap Growth Fund (Class A)	Seeks capital appreciation.	MFS® Investment Management	Domestic Equity/ Mid Cap Growth

Oppenheimer Global	Investment	Investment	Asset Class/
Fund	Objective	Adviser(s)/Subadviser(s)	Investment Style
Oppenheimer Global Fund (Class A)	Seeks capital appreciation.	OppenheimerFunds, Inc.	Domestic Equity/ Large Cap Growth

Oppenheimer Main	Investment	Investment	Asset Class/
Street Funds®	Objective	Adviser(s)/Subadviser(s)	Investment Style
Oppenheimer Main Street Fund® (Class A)	Seeks a high total return.	OppenheimerFunds, Inc.	Domestic Equity/ Large Cap Blend

Oppenheimer Quest for	Investment	Investment	Asset Class/
Value Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
Oppenheimer Quest Opportunity Value Fund (Class A)	Seeks growth of capital.	OppenheimerFunds, Inc.	Domestic Equity/ Large Cap Value

	Investment	Investment	Asset Class/
PIMCO Funds	Objective	Adviser(s)/Subadviser(s)	Investment Style
PIMCO Total Return Fund (Class A)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC	Fixed Income/Intermediate Term

The Putnam Fund for	Investment	Investment	Asset Class/
Growth and Income	Objective	Adviser(s)/Subadviser(s)	Investment Style
The Putnam Fund for Growth and Income (Class A)	Seeks capital growth and current income.	Putnam Investment Management, LLC	Domestic Equity/ Large Cap Value

Putnam International	Investment	Investment	Asset Class/
Equity Fund	Objective	Adviser(s)/Subadviser(s)	Investment Style
Putnam International Equity Fund (Class A)	Seeks capital appreciation.	Putnam Investment Management, LLC	International Equity/International

	Investment	Investment	Asset Class/
Putnam Voyager Fund	Objective	Adviser(s)/Subadviser(s)	Investment Style
Putnam Voyager Fund (Class A)	Seeks capital appreciation.	Putnam Investment Management, LLC	Domestic Equity/ Large Cap Growth

Seligman Value Fund	Investment	Investment	Asset Class/
Series, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Seligman Smaller-Cap Value Fund (Class A)	Seeks long-term capital appreciation.	J. & W. Seligman & Co.	Domestic Equity/ Small Cap Value

	Investment	Investment	Asset Class/
Templeton Funds, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Templeton Foreign Fund (Class A)	Seeks long-term capital growth.	Templeton Global Advisors Limited	International Equity/International

Templeton Growth	Investment	Investment	Asset Class/
Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Templeton Growth Fund, Inc. (Class A)	Seeks long-term capital growth.	Templeton Global Advisors Limited	International Equity/ Global

Van Kampen	Investment	Investment	Asset Class/
Comstock Fund	Objective	Adviser(s)/Subadviser(s)	Investment Style
Van Kampen Comstock Fund (Class A)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management	Domestic Equity/ Large Cap Value

Van Kampen Equity	Investment	Investment	Asset Class/
and Income Fund	Objective	Adviser(s)/Subadviser(s)	Investment Style
Van Kampen Equity and Income Fund (Class A)	Seeks the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.	Van Kampen Asset Management	Domestic Equity/ Large Cap Blend

Van Kampen	Investment	Investment	Asset Class/
Equity Trust	Objective	Adviser(s)/Subadviser(s)	Investment Style
Van Kampen Aggressive Growth Fund (Class A)	Seeks capital growth.	Van Kampen Asset Management	Domestic Equity/ Large Cap Value

In order to obtain a copy of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.125% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Recordkeeping and Transfer Agency Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Payments from the Fund Investment Advisers. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the

Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.025% to 0.30%.

The combined percentages we receive with regard to each Fund currently range from 0.325% to 0.525%.

Additionally, certain of the Funds (and other retail mutual funds managed by the advisers or subadvisers of the Funds) may be sold through MLPF&S. These advisers and subadvisers (or their affiliates) may pay MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with FINRA rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S’s Financial Advisors, which are also involved in the distribution of the Contracts.

In addition, consistent with applicable laws, management and employees of BlackRock, Inc. (“BlackRock”) are provided a broad level of access and exposure to MLPF&S, its Financial Advisors and other personnel, marketing events and materials, and client-related and other information because of their affiliation. Such broad access and exposure is not available to other asset managers and may enhance BlackRock’s ability to sell its Funds.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the contract value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments and Changes to the Separate Account

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any substitution, we would obtain any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes, we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We currently impose an asset-based insurance charge on the Separate Account that equals 1.30% annually. It will never exceed 1.30%.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. Finally, this charge compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers, Asset Allocation, Rebalancing, and Dollar Cost Averaging.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

Surrender Charge

     When Imposed

We may impose a surrender charge on withdrawals from the Contract. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from the Contract held for less than seven years. Each premium, whether initial or subsequent, is subject to a decreasing surrender charge up to the seventh year after the premium is paid, in accordance with the schedule below. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders”.)

     Amount of Charge

We may impose a surrender charge if you withdraw money from the Contract. The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% each year. After the seventh year, the surrender charge is 0% for that premium.

Number of Complete Years Elapsed
Since Premium Was Paid	Surrender Charge

0 years	7%
1 year	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 or more years	0%

The charge is calculated on total premiums withdrawn from the Contract. If, however, your contract value at the time of withdrawal is less than your premiums paid in, the charge is based on your contract value. Gain in contract value is never subject to this sales charge. We make withdrawals of any “free withdrawal amount” in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the “free withdrawal amount” will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you made a $5,000 premium payment and withdrew the entire $5,000 two years later, we would impose a 5% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment and due to negative investment experience only $4,500 remained in the Contract when you withdrew it two years later, we would impose a 5% charge only on $4,500 of the original premium. If instead the $5,000 premium payment grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in contract value through withdrawals two years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 5% surrender charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

     How Deducted

We deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your contract value. Amounts deducted to cover this charge do not incur any separate surrender charges. The example below shows how this works.

Pro Rata Deductions

Kim Investor’s Contract has a current contract value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock Fundamental Growth Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 5% surrender charge ($1,000). Accordingly, $600—60% of $1,000—is deducted from the BlackRock Basic Value Subaccount and $400—40% of $1,000—is deducted from the BlackRock Fundamental Growth Subaccount.

(See “Withdrawals and Surrenders” and “Accumulation Units” for a discussion of the effect of the deduction this charge will have on the number of accumulation units credited to a Contract.)

Contract Fee

We may charge a $40 contract fee at the end of each contract year. We will impose this fee if the greater of contract value, or premiums less withdrawals, is less than $50,000.

The contract fee reimburses us for additional expenses related to maintenance of certain Contracts with lower contract values. We do not deduct the contract fee after the annuity date. The contract fee will never increase.

If the contract fee applies, we will deduct it as follows:

•	We deduct this fee from your contract value at the end of each contract year before the annuity date.

•	We deduct this fee from your contract value if you surrender the contract on any date other than a contract anniversary.

•	We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

Currently, a contract owner of more than three of these Contracts will be assessed no more than $120 in contract fees annually. We reserve the right to change this limit on contract fees at any time.

Guaranteed Minimum Income Benefit Fee

If you elect the GMIB, we will deduct a fee at the end of each calendar quarter and upon termination of the Rider. We will determine the fee for that period by multiplying 0.50% by the GMIB Benefit Base and dividing by 12 on the last business day of each month or upon termination of the Rider. (For Contracts issued before October 16, 2004, we will use 0.40% multiplied by the GMIB Benefit Base divided by 12.) The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from the contract value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. We won’t deduct this fee after the annuity date. We deduct this fee regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

Other Charges

     Transfer Charges

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we may, but currently do not, charge you $25 for each extra transfer. We deduct this charge pro rata from the subaccounts from which you are transferring contract value. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program”, “Asset Allocation Program”, “Rebalancing Program”, and “Transfers Among Subaccounts”.)

     Tax Charges

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or Federal premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract”.)

     Fund Expenses

In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table”.) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

     Premium Taxes

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that state, and the premium tax laws of that state.

FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word “you”. In this context “you” means “contract owner”.

Ownership of the Contract

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, the contract owner and annuitant must be the same person. For Contracts purchased through an IRA Account or Roth IRA Account, the contract owner will be the Account and the annuitant must generally be the IRA Account or Roth IRA Account owner.

You may designate a beneficiary. (For Contracts issued through an IRA Account or a Roth IRA Account, the beneficiary must be designated as MLPF&S FBO (custodial account owner name).) If you die, the beneficiary will receive a death benefit.

Issuing the Contract

     Issue Age

For IRA Contracts, the contract owner and annuitant generally must be under 70 1/2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account or Roth IRA Account with MLPF&S, the owner of the IRA Account or Roth IRA Account and any annuitant must be under 90 years old when we issue the Contract. If you elect the GMIB, any annuitant must be 75 years old or younger.

     Information We Need To Issue The Contract

Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days, we will return the premium and no Contract will be issued.

     Right to Review

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To receive a refund, return the Contract along with your letter of instruction to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date we receive your returned Contract. For Contracts issued in Pennsylvania, we’ll refund the contract value as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed to invest the premiums immediately in subaccount(s) other than the Merrill Lynch Ready Assets Trust Subaccount, we will refund the contract value as of the date we receive your returned Contract.

Premiums

     Minimum and Maximum Premiums

Because the initial premium payment must be $25,000 or more, the Contract can only be purchased through an existing IRA Account or Roth IRA Account with MLPF&S or by rollover from an existing IRA or Roth IRA contract, a qualified pension or profit sharing plan, or a governmental 457(b) plan. Please note that prior to September 25, 2007, this Contract was permitted to be purchased by a rollover from an existing contract as a 403(b) Contract (i.e., a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Subsequent premium payments generally must each be $50 or more. You can make subsequent premium payments at any time before the annuity date. The maximum premium that will be accepted without Company approval is $1,000,000. We may refuse to issue a Contract or accept additional premiums under your Contract if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any older co-owner) exceed $1,000,000. We also reserve the right to reject premium payments for any other reason.

New contributions (i.e. contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1/2; however, if the Contract is held by an IRA Account or Roth IRA Account, we will accept new contributions into the Contract, but not the Account.

The Contract must be issued as an IRA Contract or purchased through an established IRA Account or Roth IRA Account with MLPF&S. Federal law limits maximum annual contributions to the Contract.

For IRA Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

     How to Make Payments

You must either pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.

     Automatic Investment Feature

You may make systematic premium payments on a monthly, quarterly, semi-annual or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

     Premium Investments

For the first 14 days following the contract date, we will hold all premiums in the Merrill Lynch Ready Assets Trust Subaccount. After the 14 days, we will reallocate the contract value to the subaccounts you selected. In Pennsylvania, we will invest all premiums as of the contract date in the subaccounts you selected. For Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Merrill Lynch Ready Assets Trust Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts.

Currently, you may allocate your premium among 18 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Government Income Subaccount and 30% allocated to the BlackRock S&P 500 Index Subaccount. However, you may not allocate 33 1/3% to the BlackRock Basic Value Subaccount and 66 2/3% to the BlackRock Government Income Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

We calculate an accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due, units are redeemed.

How Do We Determine The Number of Units?

We determine the number of accumulation units purchased by dividing the dollar value of the premium payment or the amount transferred into the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the premium payment or transfer is made. Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any GMIB fee, any transfer charge, and any premium taxes due from a subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the redemption is made. The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units for a Contract will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the accumulation unit value.

When we establish a subaccount, we set an initial value for an accumulation unit (usually, $10). Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or Federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Other Charges”.)

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named on IRA Contracts or Contracts purchased through an IRA Account or Roth IRA Account established with MLPF&S, and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Continuation”.)

Transfers Among Subaccounts

     General

Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you’re transferring from. Currently, transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program”, “Asset Allocation Program”, and “Rebalancing Program”.)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less.

You may request transfers in writing or by telephone, once we receive proper telephone authorization. Transfer requests may also be made through your Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. ( ET ), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

     Disruptive Trading

Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-

term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds from intermediaries such as retirement plans or separate accounts funding variable insurance contracts generally are “omnibus” orders. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging Program

     What Is It?

The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program allows you to reallocate money at monthly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select as described below in “Minimum Amounts”.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

     Participating in the DCA Program

You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or by telephone, once we receive proper telephone authorization. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

     Minimum Amounts

To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount. We determine the amount required by multiplying the specified length of your DCA Program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly transfer amount.

     When Do We Make DCA Transfers?

You select the date for DCA transfers, within certain limitations. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We’ll make subsequent DCA transfers on the same day of each succeeding month. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.

     General

We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® products’ Asset Allocation Programs. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

     Asset Allocation Models

Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation)

•	Moderately Conservative (formerly, Income)

•	Moderate (formerly, Income & Growth)

•	Moderately Aggressive (formerly, Growth)

•	Aggressive (formerly, Aggressive Growth)

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

     Changes to the Composition of Asset Allocation Models

On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

     Initial Allocation to the Selected Asset Allocation Model

If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount. If your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Merrill Lynch Ready Assets Trust Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Merrill Lynch Ready Assets Trust Subaccount), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.

     Quarterly Rebalancing

On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccounts and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and

•	any adjustments Roszel Advisors has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Merrill Lynch Ready Assets Trust Subaccount.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

     Allocation of Future Premiums

The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly.

     Other Information

At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors’ affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually according to the frequency, subaccounts, and percentages you select based on your investment goals and risk tolerance. After you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. Depending on the frequency you select (on the last business day of each calendar quarter for quarterly rebalancing, on the last business day of June and December for semi-annual rebalancing, or on the last business day of December for annual rebalancing), we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. You may change the frequency of your Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance, and

•	increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premiums.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or by telephone, once we receive proper telephone authorization. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all systematic investment premiums and, unless you instruct us otherwise, all other premiums in accordance with the subaccount allocations that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot use the Rebalancing Program.

Withdrawals and Surrenders

     When and How Withdrawals are Made

Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals, discussed below. We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request. The “free withdrawal amount” equals the greater of (a) or (b), where:

(a) =	10% of total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, less any prior withdrawals during that contract year; and

(b) =	the gain in the Contract plus premiums remaining in the Contract that are not subject to a surrender charge.

The gain in the Contract equals the excess, if any, of the contract value at the time of withdrawal over total premiums paid into the contract less prior withdrawals of these premiums.

Any amount previously withdrawn from the Contract during that contract year will be taken in account in determining the “free withdrawal amount” available as of the date of the withdrawal request. We make withdrawals of any “free withdrawal amount” in any contract year as if gain is withdrawn first, followed by premiums. Withdrawals in excess of the “free withdrawal amount” will be effected as if premiums are withdrawn first. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The contract value remaining after any withdrawal must be at least $5,000. Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% Federal penalty tax. (See “Federal Income Taxes”.)

Example.  Assume that you pay an initial premium of $100,000 and a Contract is issued on November 1, 2008. Assume that your contract value equals $105,000 on April 1, 2009 due to positive investment performance. On that date, you withdraw $20,000.

The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of remaining premiums that are subject to a surrender charge, less any prior withdrawals during that contract year (10% of $100,000 = $10,000), and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a 7% surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone, but only if the amount withdrawn is to be paid into an MLPF&S brokerage account or sent to the address of record. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information — Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

     Minimum Amounts

The minimum amount that may be withdrawn is $100. At least $5,000 must remain in the Contract after you make a withdrawal. If you request a withdrawal that would reduce your contract value below $5,000, we reserve the right to seek additional instructions from you to either reduce the amount requested or request a full withdrawal. In such cases, if we do not receive additional instructions from you within seven days from the date we received your original request, we will process a withdrawal for the amount you originally requested and you will have 30 days from the date we process the withdrawal to bring your contract value up to at least $5,000. If your contract value has not reached $5,000 within 30 days, we will treat that as a request for a full withdrawal of your Contract, subject to any applicable surrender charges. We reserve the right to change these minimums.

     Systematic Withdrawal Program

You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually or annually. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into the Contract that have not been withdrawn in prior contract years and are subject to a surrender charge, plus 100% of total premiums paid into the Contract that have not been withdrawn and are no longer subject to a surrender charge, less any prior amount withdrawn from the Contract during that contract year. Each withdrawal must be for at least $100 and the remaining contract value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time.

The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the “free withdrawal amount” described under “When and How Withdrawals are Made” above.

     Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal. Any request to surrender the Contract must be in writing. The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable surrender charge, minus any applicable contract fee, minus any applicable GMIB fee, and minus any applicable charge for premium taxes. (See “Charges and Deductions”.) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% Federal penalty tax. (See “Federal Income Taxes”.)

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

(a) the New York Stock Exchange is closed;

(b)	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

(c)	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

(d)	the Securities and Exchange Commission by order so permits for the protection of security holders; or

(e)	payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract (if permitted) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status. We are not responsible for the validity of such a request.

If you change the owner or annuitant on a Contract purchased through an IRA Account or Roth IRA Account with MLPF&S (i.e., for spousal continuation), the new owner must be less than 90 years old, and the new annuitant must be under 90 years old.

Death Benefit

     General

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit (“GMDB”) to the beneficiary if you die before the annuity date. (If an owner is an IRA Account or Roth IRA Account, then the death of the annuitant will be treated as the death of the owner.)

Unless the owner has chosen the manner in which the death benefit is to be paid, we will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See “Annuity Options”.) However, if you die before the annuity date, Federal tax law may require us to distribute the entire contract value within five years of your date of death. Special rules may apply to a surviving spouse. (See “Federal Income Taxes”.)

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. For IRA Accounts and Roth IRA Accounts, we will pay the death benefit to the Account. We will not pay any remaining beneficiary his or her share of the death benefit until we receive proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that contract value will increase or decrease until such time as they submit due proof of death or 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or annuitant, if the owner is an IRA Account or Roth IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary (except for an IRA Account or Roth IRA Account), you may change the beneficiary at any time before the annuity date.

Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Income Taxes — Taxation of Death Benefit Proceeds”.)

     Calculation of Death Benefit

The death benefit is equal to the greater of:

(i)	the contract value; or

(ii) GMDB.

If you are under age 80 on the contract date, the GMDB equals the Maximum Anniversary Value GMDB. If you are age 80 or over on the contract date, the GMDB equals the Return of Premium GMDB.

     Maximum Anniversary Value GMDB

The Maximum Anniversary Value GMDB is equal to the greater of:

(i)	the premiums paid into the Contract less “adjusted” withdrawals from the Contract; or

(ii)	the Maximum Anniversary Value.
For the Maximum Anniversary Value GMDB formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by the greater of [(a) or (b)] ÷ (c) where:

a =	premiums paid into the Contract less previous “adjusted” withdrawals;

b = the Maximum Anniversary Value; and

c = the contract value.

Values for (a), (b), and (c) are calculated immediately prior to the withdrawal.

The Maximum Anniversary Value is equal to the greatest anniversary value for the Contract. An anniversary value is equal to the contract value on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since that anniversary. “Adjusted” withdrawals are calculated according to the formula that appears immediately above this section.

To determine the Maximum Anniversary Value, we will calculate an anniversary value for each contract anniversary through the earlier of your attained age 80 or the anniversary on or prior to your date of death. If an owner is a non-natural person, then the annuitant’s age, rather than the owner’s, will be used.

We will calculate the Maximum Anniversary Value based on your age (or the age of the annuitant, if the owner is an IRA Account or Roth IRA Account) on the contract date. Subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not reached attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the anniversary on or prior to the ownership change, increased by premium payments and decreased by “adjusted” withdrawals since that anniversary.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix A.

     Return of Premium GMDB

The Return of Premium GMDB is equal to:

(i)	premiums paid into the Contract less

(ii)	“adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

a =	premiums paid into the Contract less previous “adjusted” withdrawals; and

b = the contract value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The payment of the death benefit is subject to our financial strength and claims-paying ability.

     Spousal Continuation

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract if you die before the annuity date. If the Contract has a GMIB Rider at the time of spousal continuation, the Rider will also continue unless your spouse is ineligible for continuation under the terms of the Rider. For IRA Accounts and Roth IRA Accounts, the sole designated beneficiary of the Account must be your spouse in order to continue the Contract or the rider. Your spouse becomes the annuitant and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we determine the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. Your interest in each subaccount available at that time for allocations of premiums and transfers of contract value will be increased by the ratio of your contract value in each subaccount to your contract value prior to the increase.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for Contracts purchased through an IRA Account or Roth IRA Account with MLPF&S is the older annuitant’s 95th birthday. However, you may specify an earlier annuity date. You may change the annuity date at any time before the annuity date. Keep in mind that you may need to take distributions or annuitize at age 70 1/2 to meet Federal minimum distribution requirements under a Contract purchased through an IRA Account. Until the annuity date, the contract value will fluctuate.

Generally, the annuity date for IRA Contracts is when the owner/annuitant reaches age 70 1/2. However, we will not require IRA Contracts to annuitize at age 70 1/2 if distributions from the Contract are not necessary to meet Federal minimum distribution requirements. For all Contracts, the annuity date must be at least twelve months after the contract date.

You may select from a variety of fixed annuity payment options, as outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to IRA contract owners to comply with the IRC or regulations under it.

We calculate your annuity payments as of the annuity date, not the date when annuitization request forms are received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. We determine the dollar amount of annuity payments by applying your contract value on the annuity date, less any applicable charges and any applicable premium taxes, to our then current annuity purchase rates. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant’s age and sex (where permitted) at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with interest at an annual rate not to exceed the maximum permitted in your state. Likewise, if we underpaid any amount as the result of a misstatement, we will correct it with the next payment with interest at an annual rate not to exceed the maximum permitted in your state.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $50 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $50 (or the minimum amount required by state law). Unless you tell us differently, we’ll make annuity payments directly to your MLPF&S brokerage account. For IRA Accounts and Roth IRA Accounts, we will make annuity payments directly to the Account.

Annuity Options

We currently provide the following fixed annuity payment options. After the annuity date, your Contract does not participate in the performance of the Separate Account. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that the annuity payment options without a life contingency (e.g., payments of a fixed amount) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options. If you or the annuitant dies while guaranteed payments remain unpaid, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

     Payments of a Fixed Amount

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don’t depend on the annuitant’s life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed amount has been paid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     Payments for a Fixed Period

We will make equal payments for a period you select of at least five years. These payments don’t depend on the annuitant’s life. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     *Life Annuity

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

     Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant dies before the guaranteed period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

     Life Annuity With Guaranteed Return of Contract Value

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. For IRA Accounts and Roth IRA Accounts, if the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed amount in a lump sum.

     *Joint and Survivor Life Annuity

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

     Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for either 5, 10, 15, or 20 years as you selected. For IRA Accounts and Roth IRA Accounts, if the annuitant and the designated second person die before the end of the period, the beneficiary and designated secondary person may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. For IRA Contracts (noncustodial), if the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

*  These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

     Individual Retirement Account Annuity

This annuity option is available only to IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

Guaranteed Minimum Income Benefit

     General

The Guaranteed Minimum Income Benefit (“GMIB”) is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the Rider. If you elect the GMIB, you can know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premium payments, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. Because of this restriction, you should not purchase the GMIB Rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet Required Minimum Distributions for IRAs.

If you decide that you want the protection offered by the GMIB, you must elect the feature at issue. The effective date of the GMIB Rider is the contract date. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant, at issue. You cannot elect GMIB if the older of the annuitant or joint annuitant is older than age 75 on the contract date. Once elected, you may not cancel the GMIB Rider. The GMIB Rider will be terminated upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant or joint annuitant is changed and, on the contract date, the new annuitant was older than age 75.

We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same older of the annuitant or joint annuitant to exceed $2,000,000.

This feature is not available in Minnesota.

     How We Determine the Amount of Your Minimum Guaranteed Income

If you elect the GMIB, we base the amount of minimum income available to you upon the application to the GMIB Benefit Base (less applicable premium taxes) of the GMIB payout rates shown in the Annuity Option Tables attached to the GMIB Rider (“GMIB payout rates”). The GMIB Benefit Base is only used to calculate the GMIB, and does not establish or guarantee a contract value, cash value, minimum death benefit or a minimum return for any subaccount. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying the contract value (less applicable premium taxes) on your annuity date to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment “floor”. Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes) on the exercise date to then-current annuity payout rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and attained age of the annuitant(s).

Your GMIB Benefit Base increases if you make subsequent premiums and decreases if you withdraw money from your Contract. The GMIB Benefit Base is equal to the greater of:

(1) the GMIB Maximum Anniversary Value; and

(2) GMIB Premiums Compounded at 5%.

GMIB Maximum Anniversary Value.  To determine the GMIB Maximum Anniversary Value, we will calculate an anniversary value for the contract date and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the older of the annuitant or joint annuitant and the date you exercise the GMIB. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premiums and decreased by “adjusted” withdrawals since the contract date or that anniversary. The GMIB Maximum Anniversary Value is equal to the greatest of these anniversary values.

Each “adjusted” withdrawal equals the amount withdrawn multiplied by the GMIB Maximum Anniversary Value divided by the contract value, both of which are determined immediately prior to the withdrawal.

GMIB Premiums Compounded at 5%.  GMIB Premiums Compounded at 5% equals (i) minus (ii) where:

(i)	equals premiums paid with interest compounded daily from the date received; and

(ii)	equals “adjusted” withdrawals from the Contract with interest compounded daily from the date of each withdrawal.

Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or joint annuitant or the date you exercise the GMIB.

You may withdraw up to 5% of the value of the GMIB Premiums Compounded at 5% at the beginning of each contract year and withdrawals will be “adjusted” so that they reduce the GMIB Premiums Compounded at 5% dollar-for-dollar for that contract year.

Any withdrawal that causes the total of all withdrawals since the beginning of the contract year, including the currently requested withdrawal, to exceed 5% of the GMIB Premiums Compounded at 5% at the beginning of that contract year will be “adjusted” so that it reduces the GMIB Premiums Compounded at 5% proportionally. The adjustment is determined by multiplying the withdrawal by the ratio of the GMIB Premiums Compounded at 5% to the contract value, where both values are calculated immediately prior to the withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% to be reduced by more than the amount of the withdrawal.

     Electing to Receive Income Payments

You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins on the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB Rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the Rider if the older of the annuitant or joint annuitant is older than age 75 on the contract date. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet Required Minimum Distributions for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

You are not required to use the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB if you annuitize outside of the terms and conditions of the GMIB Rider. You may never need to rely upon the GMIB, which should be viewed as a payment “floor”.

The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity

•	Joint and Survivor Life Annuity

•	Life Annuity with Payments Guaranteed for 10 Years

•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payment Guaranteed for 10 years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB Rider.

     Change of Annuitant

If a joint annuitant is changed and, on the contract date, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant’s age on the contract date was older than the current age of the oldest annuitant or joint annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax laws may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB Rider. Consult a tax advisor.

If a joint annuitant is changed and, on the contract date, the new annuitant was older than the previous oldest annuitant or joint annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant’s age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

     GMIB Fee

We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. (See “Guaranteed Minimum Income Benefit Fee”.)

     Termination of the GMIB Rider

The GMIB Rider will terminate on the earliest of:(1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or joint annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; or (4) a change of annuitant that causes the GMIB Rider to terminate as described above under “Change of Annuitant.” The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under “Change of Annuitant” above.

The payment of the GMIB is subject to our financial strength and claims-paying ability.

Gender-Based Payout Rates

Generally, the Contract provides for gender-based payout rates when life annuity options are chosen. However, in Montana, which has regulations prohibiting gender-based rates, blended unisex payout rates will be applied to both male and female annuitants. Unisex payout rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

FEDERAL INCOME TAXES

Federal Income Taxes

The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (“IRS”) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven’t considered any applicable Federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money — generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contract

You may purchase the Contract as a traditional IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account or Roth IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the IRA Account or Roth IRA Account directly from the mutual fund provider. If you purchase the Contract for use as an investment vehicle for an IRA Account or Roth IRA Account, the Contract is unlikely to satisfy diversification and owner control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account or Roth IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account or Roth IRA Account. For further information, please consult a tax advisor.

     Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.

Taxation of Annuities

     Annuity Payments

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds

Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

     Withdrawals

In the case of a withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

If you purchase an optional rider, although it is not clear, we intend to determine the amount taxable when a withdrawal is made in the foregoing manner under all of the optional riders available under the Contract.

Individual Retirement Programs

     Traditional IRAs

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Roth IRAs

A Contract is available for purchase by an individual who has separately established a Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Other Tax Issues For IRAs and Roth IRAs

Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the participant’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions in the Contract comport with IRA and Roth IRA qualification requirements.

Note: The Treasury made changes to the Required Minimum Distribution (“RMD”) rules, which may impact the amount of RMD, if any, you must take. Specifically, if your qualified annuity provides a guaranteed benefit (GMDB or GMIB), the actuarial present value of the benefit(s) you elected may be included in your total RMD calculation.

Why Must the Contracts Only Be Purchased as IRAs or Through IRA Accounts or Roth IRA Accounts?

You may only purchase this Contract as an IRA Contract or through an established IRA Account or Roth IRA Account with MLPF&S. If we issued this Contract other than as IRA Contracts or through IRA Accounts or Roth IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and would therefore be taxed currently.

Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract or through an IRA Account or Roth IRA Account will be taxed currently on the Contract’s earnings.

•	If a Contract is purchased through an IRA Account or Roth IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts and Roth IRA Accounts discussed above, as long as the Account continues to qualify as an IRA or Roth IRA. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Account as an IRA or Roth IRA.

•	Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available mutual funds or to the requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs. We believe that Contracts purchased as IRAs will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs.

Transfers or Exchanges of a Contract

Transferring ownership of the Contract, designating a payee or beneficiary who is not also the owner, designating an annuitant, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Possible Changes In Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

OTHER INFORMATION

Notices and Elections

You must send any changes, notices, and/or choices for your Contract to our Service Center. These requests must be in writing and signed, or by telephone, if we have received proper telephone authorization. If we have received proper telephone authorization, you may make the following choices via telephone:

  1. Transfers

  2. Premium allocation

  3. Withdrawals, other than full surrenders

  4. Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is proper. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is proper.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot promise reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

  (1) the election of a Fund’s Board of Directors;

  (2) ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and the District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.00% of each premium and up to 1.00% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2007 have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 14, 2008 and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2007, have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2008, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young, LLP is 5 Times Square, New York, NY 10036.

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007, and the financial statements of Merrill Lynch Life Variable Annuity Separate Account D for the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES
(Condensed Financial Information)*

	Fidelity Advisor Equity Growth						Fidelity Advisor Mid Cap Growth**						Fidelity Advisor Overseas
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$15.04	$14.30	$13.75	$13.54	$10.39	$10.00	$21.05	$18.83	$17.60	$15.37	$10.81	$10.00	$21.77	$18.54	$16.43	$14.73	$10.34	$0.00
(2) Accumulation unit value at end of period	$18.75	$15.04	$14.30	$13.75	$13.54	$10.39	$22.78	$21.05	$18.83	$17.60	$15.37	$10.81	$25.15	$21.77	$18.54	$16.43	$14.73	$0.34
(3) Number of accumulation units outstanding at end of period	6,563,156.0	91,830.4	103,830.3	121,321.5	77,230.5	8,835.4	157,359.8	191,676.7	214,413.9	279,755.8	373,120.9	28,726.2	235,192.5	226,954.6	254,246.1	240,353.6	69,498.3	829.2

	AIM
	Charter***		AIM Constellation						AIM Premier Equity***					AllianceBernstein Growth and Income
	1/1/07	4/10/06+	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	4/7/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$11.06	$10.12	$15.35	$14.69	$13.72	$13.09	$10.25	$10.00	$13.93	$13.41	$12.88	$10.44	$10.00	$18.34	$15.89	$15.51	$14.04	$10.80	$10.00
(2) Accumulation unit value at end of period	$11.84	$11.06	$16.97	$15.35	$14.69	$13.72	$13.09	$10.25	$14.46	$13.93	$13.41	$12.88	$10.44	$19.10	$18.34	$15.89	$15.51	$14.04	$10.80
(3) Number of accumulation units outstanding at end of period	39,854.7	39,727.5	88,084.2	113,053.1	108,732.5	102,211.3	77,334.7	11,030.7	—	37,001.6	29,400.1	28,853.8	1,289.1	172,963.4	1,085,800.2	1,478,065.4	226,782.1	139,230.5	19,909.3

	AllianceBernstein Large Cap Growth						Allianz NFJ Small Cap Value						Allianz OCC Renaissance
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$14.22	$14.54	$12.91	$12.09	$9.98	$10.00	$21.53	$18.39	$16.89	$13.90	$10.82	$10.00	$22.60	$20.44	$21.49	$18.84	$12.04	$10.00
(2) Accumulation unit value at end of period	$15.97	$14.22	$14.54	$12.91	$12.09	$9.98	$22.54	$21.53	$18.39	$16.89	$13.90	$10.82	$23.54	$22.60	$20.44	$21.49	$18.84	$12.04
(3) Number of accumulation units outstanding at end of period	864,771.4	191,517.5	450,951.2	180,052.3	187,530.9	4,893.8	857,488.1	1,728,146.3	2,295,699.2	2,179,268.9	1,151,921.7	165,937.9	298,596.2	380,768.8	440,337.0	487,683.6	999,354.3	15,350.9

	American Century Capital Portfolios, Inc. Equity Income						BlackRock Basic Value Fund						BlackRock Total Return
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$17.16	$14.58	$14.45	$13.04	$10.66	$10.00	$19.33	$16.00	$15.65	$14.39	$11.01	$10.00	$11.13	$10.85	$10.80	$10.52	$10.19	$10.00
(2) Accumulation unit value at end of period	$17.18	$17.16	$14.58	$14.45	$13.04	$10.66	$19.26	$19.33	$16.00	$15.65	$14.39	$11.01	$11.47	$11.13	$10.85	$10.80	$10.52	$10.19
(3) Number of accumulation units outstanding at end of period	801,349.2	2,720,693.1	537,691.5	3,818,985.4	2,341,043.9	41,399.1	984,851.2	1,086,705.6	1,197,883.2	1,215,306.9	771,867.1	78,068.6	3,503,904.8	634,248.9	3,689,283.4	2,931,091.5	1,529,013.7	112,099.5

+	Available for allocations of premiums or contract value effective following the close of business.

*	Merrill Lynch Life commenced sales of the IRA Annuity on October 11, 2002. Subaccount names reflected in this Accumulation Unit Values Table are the currently effective names. Each subaccount may have operated under different names in the past.

**	Effective October 22, 2004, the subaccount investing in the Fidelity Advisor Mid Cap Growth Fund was closed to allocations of new premium payments and transfers of contract value.

***	Effective April 10, 2006, the AIM Premier Equity Fund of AIM Funds Group merged with and into the AIM Charter Fund of AIM Equity Funds.

													BlackRock
													Government
	BlackRock Fundamental Growth						BlackRock Global Allocation						Income**		BlackRock S&P 500 Index
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	10/16/06+	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$14.53	$14.19	$13.18	$12.53	$9.92	$10.00	$20.76	$18.14	$16.65	$14.76	$11.00	$10.00	$10.38	$10.24	$16.96	$14.92	$14.48	$13.31	$10.53	$10.00
(2) Accumulation unit value at end of period	$17.20	$14.53	$14.19	$13.18	$12.53	$9.92	$23.91	$20.76	$18.14	$16.65	$14.76	$11.00	$10.67	$10.38	$17.57	$16.96	$14.92	$14.48	$13.31	$10.53
(3) Number of accumulation units outstanding at end of period	725,040.2	847,378.6	824,604.1	865,294.7	603,188.7	79,464.6	3,845,608.1	3,006,924.7	5,113,366.7	6,684,383.2	3,197,836.6	62,822.3	647,670.4	5,936,833.1	846,356.5	1,680,415.2	1,082,962.3	1,001,517.8	4,439,511.2	323,297.1

	BlackRock U.S. Government Fund**					BlackRock Value Opportunities						Bond Fund of America
	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	10/13/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$10.41	$10.37	$10.19	$10.09	$10.00	$21.11	$19.08	$17.60	$15.63	$11.18	$10.00	$12.94	12.38	$12.30	$11.77	$10.63	$10.00
(2) Accumulation unit value at end of period	$10.52	$10.41	$10.37	$10.19	$10.09	$20.55	$21.11	$19.08	$17.60	$15.63	$11.18	$13.21	$12.94	$12.38	$12.30	$11.77	$10.63
(3) Number of accumulation units outstanding at end of period	—	639,984.1	2,474,503.6	4,738,718.3	815,372.4	779,731.8	1,244,052.9	1,175,567.3	998,205.5	723,625.0	86,822.7	3,321,635.1	3,380,114.3	8,133,730.1	5,293,819.5	1,932,638.1	61,675.3

	Davis New York Venture						Delaware Trend						Growth Fund of America
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$19.18	$16.88	$15.45	$13.93	$10.66	$10.00	$17.69	$16.77	$16.16	$14.58	$11.08	$10.00	$18.93	$17.29	$15.33	$13.88	$10.58	$10.00
(2) Accumulation unit value at end of period	$19.87	$19.18	$16.88	$15.45	$13.93	$10.66	$19.31	$17.69	$16.77	$16.16	$14.58	$11.08	$20.73	$18.93	$17.29	$15.33	$13.88	$10.58
(3) Number of accumulation units outstanding at end of period	2,508,875.7	5,623,721.6	3,214,104.9	3,776,402.3	1,085,209.0	111,120.6	407,095.4	497,125.1	541,658.9	580,885.7	350,256.7	11,360.8	7,315,792.6	9,562,093.0	12,815,076.6	13,398,737.2	4,784,708.3	454,315.3

	Income Fund of America						Investment Company of America						Lord Abbett Bond-Debenture
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$18.04	$15.18	$14.87	$13.33	$10.78	$10.00	$17.46	$15.26	$14.46	$13.35	$10.70	$10.00	$14.76	$13.61	$13.58	$12.67	$10.67	$10.00
(2) Accumulation unit value at end of period	$18.48	$18.04	$15.18	$14.87	$13.33	$10.78	$18.26	$17.46	$15.26	$14.46	$13.35	$10.70	$15.35	$14.76	$13.61	$13.58	$12.67	$10.67
(3) Number of accumulation units outstanding at end of period	3,707,777.7	4,885,197.0	9,024,136.3	5,095,364.9	2,006,955.5	100,198.6	6,191,209.8	6,171,046.2	6,933,257.7	6,752,902.0	4,035,518.7	392,374.2	1,117,881.5	1,541,598.6	1,828,156.0	1,765,245.3	839,591.3	45,977.8

+	Available for allocations of premiums or contract value effective following the close of business.

**	Effective October 16, 2006, the BlackRock U.S. Government Fund merged with and into the BlackRock Government Income Fund.

	Lord Abbett Mid-Cap Value						Merrill Lynch Ready Assets Trust						MFS® Core Growth
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$19.57	$17.64	$16.52	$13.49	$10.94	$10.00	$10.32	$10.01	$9.89	$9.93	$10.00	$10.00	$14.59	$13.51	$12.86	$11.82	$9.87	$10.00
(2) Accumulation unit value at end of period	$19.42	$19.57	$17.64	$16.52	$13.49	$10.94	$10.68	$10.32	$10.01	$9.89	$9.93	$10.00	$16.55	$14.59	$13.51	$12.86	$11.82	$9.87
(3) Number of accumulation units outstanding at end of period	1,556,890.0	2,978,848.5	2,655,941.1	2,241,375.3	1,105,311.7	365,369.5	4,228,341.6	4,055,901.8	2,804,205.8	2,308,099.1	4,361,764.9	1,481,100.9	2,169,517.1	3,058,622.5	1,618,261.4	194,227.7	171,222.4	58,323.9

	MFS® Mid Cap Growth						MFS® Research International						Oppenheimer Global
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$16.88	$16.74	$16.51	$14.61	$10.73	$10.00	$23.31	$18.56	$16.18	$13.62	$10.40	$10.00	$22.10	$19.07	$16.97	$14.49	$10.26	$10.00
(2) Accumulation unit value at end of period	$18.24	$16.88	$16.74	$16.51	$14.61	$10.73	$25.97	$23.31	$18.56	$16.18	$13.62	$10.40	$23.11	$22.10	$19.07	$16.97	$14.49	$10.26
(3) Number of accumulation units outstanding at end of period	284,287.9	289,239.5	307,175.6	244,791.4	153,631.3	9,620.0	413,335.3	428,953.0	354,711.8	258,725.2	121,885.0	5,749.0	365,905.9	571,096.5	349,694.5	320,941.7	117,004.6	18,592.6

	Oppenheimer Main Street						Oppenheimer Quest Opportunity Value						PIMCO Total Return
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$16.46	$14.51	$13.90	$12.87	$10.27	$10.00	$14.69	$13.38	$13.31	$12.31	$10.23	$10.00	$11.38	$11.14	$11.02	$10.67	$10.28	$10.00
(2) Accumulation unit value at end of period	$16.92	$16.46	$14.51	$13.90	$12.87	$10.27	$16.28	$14.69	$13.38	$13.31	$12.31	$10.23	$12.20	$11.38	$11.14	$11.02	$10.67	$10.28
(3) Number of accumulation units outstanding at end of period	213,440.6	247,362.1	325,182.1	330,960.1	279,464.5	208,554.8	72,477.6	79,760.8	97,962.0	89,618.3	33,940.1	10,121.3	8,925,475.5	10,295,533.5	5,066,903.1	7,871,136.0	6,022,700.0	379,470.1

	Putnam Fund for Growth and Income						Putnam International Equity						Putnam Voyager
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$17.74	$15.51	$14.95	$13.65	$10.87	$10.00	$21.71	$17.15	$15.43	$13.45	$10.63	$10.00	$14.07	$13.54	$13.00	$12.57	$10.21	$10.00
(2) Accumulation unit value at end of period	$16.43	$17.74	$15.51	$14.95	$13.65	$10.87	$23.23	$21.71	$17.15	$15.43	$13.45	$10.63	$14.62	$14.07	$13.54	$13.00	$12.57	$10.21
(3) Number of accumulation units outstanding at end of period	40,372.8	48,062.3	52,723.1	55,124.3	50,099.1	11,972.4	302,033.1	336,061.6	330,794.9	300,720.6	202,021.6	15,977.3	69,206.4	615,996.6	1,176,165.8	67,842.6	58,466.4	4,577.6

	Seligman Smaller-Cap Value						Templeton Foreign						Templeton Growth
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$21.82	$18.21	$19.04	$15.99	$10.88	$10.00	$20.36	$17.19	$15.74	$13.50	$10.48	$10.00	$20.70	$17.21	$16.12	$13.96	$10.65	$10.00
(2) Accumulation unit value at end of period	$22.89	$21.82	$18.21	$19.04	$15.99	$10.88	$23.56	$20.36	$17.19	$15.74	$13.50	$10.48	$20.88	$20.70	$17.21	$16.12	$13.96	$10.65
(3) Number of accumulation units outstanding at end of period	183,263.3	392,369.4	210,035.2	366,325.2	542,991.5	3,535.6	1,042,971.3	1,181,888.3	1,251,199.1	1,977,525.4	1,131,045.5	32,274.6	471,518.2	515,052.5	585,043.2	745,467.2	695,340.2	97,122.6

	Van Kampen Aggressive Growth						Van Kampen Comstock						Van Kampen Equity and Income
	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02	1/1/07	1/1/06	1/1/05	1/1/04	1/1/03	10/11/02
	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to	to
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02

(1) Accumulation unit value at beginning of period	$16.94	$16.37	$14.95	$13.16	$9.58	$10.00	$19.99	$17.45	$16.96	$14.62	$11.31	$10.00	$16.61	$14.95	$14.05	$12.73	$10.56	$10.00
(2) Accumulation unit value at end of period	$19.69	$16.94	$16.37	$14.95	$13.16	$9.58	$19.36	$19.99	$17.45	$16.96	$14.62	$11.31	$16.93	$16.61	$14.95	$14.05	$12.73	$10.56
(3) Number of accumulation units outstanding at end of period	156,768.5	186,565.1	205,336.4	182,555.2	114,432.5	3,294.8	737,674.9	2,059,925.5	1,393,007.2	809,282.3	401,251.0	17,212.9	5,620,518.2	632,718.3	1,390,115.5	619,686.3	397,370.5	133,552.3

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

APPENDIX A — Example of Maximum Anniversary Value GMDB

Example:  Assume that you are under age 80 at issue. You pay an initial premium of $100,000 on October 1, 2008 and a subsequent premium of $10,000 on April 1, 2010. You also make a withdrawal of $50,000 (including any applicable surrender charge) on May 1, 2010. Your death benefit, based on hypothetical Contract values and transactions, and resulting hypothetical maximum anniversary values (“MAV”), are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit value. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “Death Benefit.”

				(A)	(B)	(C)
				PREMS
		TRANSACTIONS		LESS ADJ.	MAX ANNIV.	CONTRACT
DATE		PREM.	WITHDR.	WITHDRS.	VALUE (MAV)	VALUE	DEATH BENEFIT

10/01/08	The contract is issued	$100,000		$100,000	$0	$100,000	$100,000 (maximum of (A), (B), (C))
	MAV is $0 until first contract anniversary
10/01/09	First contract anniversary			$100,000	$110,000	$110,000	$110,000 (maximum of (A), (B), (C))
	Assume contract value increased by $10,000 due to positive investment performance
	Anniversary value for 10/1/2009 = Contract value on 10/1/2009 = $110,000
	MAV = greatest of anniversary values = $110,000
04/01/10	Owner puts in $10,000 additional premium	$10,000		$110,000	$120,000	$114,000	$120,000 (maximum of (A), (B), (C))
Assume contract value decreased by $6,000 due to negative investment performance
Anniversary value for 10/1/2009 = Contract value on 10/1/2009 + premiums added since that
	anniversary = $110,000 + $10,000 = $120,000
	MAV = greatest of anniversary values = $120,000
05/01/10	Owner takes a $50,000 withdrawal		$50,000	$50,000	$60,000	$50,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value decreased by $14,000 due to negative investment performance
	Anniversary value for 10/1/2009 = contract value on 10/1/2009 + premiums added – adjusted withdrawals since that anniversary = $110,000 + $10,000 – $60,000 = $60,000
	Adjusted withdrawal = withdrawal × maximum (MAV, prems – adj. withdrs.) ( contract value )
	= $50,000 × maximum (120,000, 110,000)/100,000
	= $50,000 × 120,000/100,000 = $60,000
	(Note: all values are determined immediately prior to the withdrawal)
	MAV = greatest of anniversary values = $60,000
10/01/10	Second contract anniversary			$50,000	$60,000	$55,000	$60,000 (maximum of (A), (B), (C))
	Assume contract value increased by $5,000 due to positive investment performance
	Anniversary value for 10/1/2009 = $60,000
	Anniversary value for 10/1/2010 = contract value on 10/1/2010 = $55,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000) = $60,000
10/01/11	Third contract anniversary			$50,000	$65,000	$65,000	$65,000 (maximum of (A), (B), (C))
	Assume contract value increased by $10,000 due to positive investment performance
	Anniversary value for 10/1/2009 = $60,000
	Anniversary value for 10/1/2010 = contract value on 10/1/2010 = $55,000
	Anniversary value for 10/1/2011 = contract value on 10/1/2011 = $65,000
	MAV = greatest of anniversary values = maximum ($60,000, $55,000, $65,000) = $65,000

A-1

Appendix B – Example of Guaranteed Minimum Income Benefit

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. The example assumes no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Benefit Base and therefore the GMIB guaranteed minimum payment.

Facts:  Assume that a male, age 60 purchased the Contract on February 1, 2008 with the GMIB, and made an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:

	GMIB BENEFIT	ANNUAL GMIB
CONTRACT ANNIVERSARY*	BASE	PAYMENTS**
(5th) February 1, 2013	$127,628	GMIB NOT AVAILABLE FOR EXERCISE

(10th) February 1, 2018	$162,889	$10,184

(15th) February 1, 2023	$207,893	$14,868

(20th) February 1, 2028	$265,330	$21,715

(25th) February 1, 2033***	$338,635	$31,290

(30th) February 1, 2038	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB Fees previously collected would not be refunded.

For a detailed explanation of how we calculate the GMIB Benefit Base and determine the actual payout amount upon exercise of the GMIB rider, see “Guaranteed Minimum Income Benefit.”

B-1

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

Merrill Lynch Life Variable Annuity Separate Account D

FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

issued by

MERRILL LYNCH LIFE INSURANCE COMPANY

Home Office: Little Rock, Arkansas 72201
Service Center: P.O. Box 44222
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East
Jacksonville, Florida 32246
Phone: (800) 535-5549

offered through
TRANSAMERICA CAPITAL, INC.

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) as an Individual Retirement Annuity (“IRA”) that is given qualified tax status. The Contract may also be purchased through an established IRA Account or Roth IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2008, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

2

OTHER INFORMATION

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007, 2006, and 2005, MLPF&S received $399,282, $832,969 and $3,887,070, respectively, in commissions.

Financial Statements

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

Administrative Services Arrangements

Merrill Lynch Life has entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”) pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2007, 2006 and 2005, Merrill Lynch Life paid administrative services fees of $27.0 million, $29.7 million, and $33.1 million, respectively.

Keep Well Agreement

On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2007, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

3

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yield

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Ready Assets Trust Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used based on average contract size and withdrawals. Current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) × (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the Merrill Lynch Ready Assets Trust Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))365/7 – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses of the hypothetical account for the 7-day period.

UV	=	the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Merrill Lynch Ready Assets Trust Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Merrill Lynch Ready Assets Trust Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund’s operating expenses. Yields on amounts held in the Merrill Lynch Ready Assets Trust Subaccount may also be presented for periods other than a 7-day period.

4

Other Subaccount Yields

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Merrill Lynch Ready Assets Trust Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period based on average contract size and withdrawals. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)6 – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding three years. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

Standard Total Returns

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

5

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee (but not the GMIB Fee), and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge for any period of six years or less. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used based on average contract size and withdrawals. The average annual total return is then calculated according to the following formula:

TR = ((ERV/P)1/N) – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Non-Standard Total Returns

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for periods prior to the date a subaccount commenced operations. This “non-standard” performance information for the subaccounts is calculated in exactly the same way as “standard” average annual total returns described above based on the assumption that the subaccounts had been in existence and had invested in the corresponding underlying Funds for the same period that the corresponding Funds had been in operation, with the level of Contract charges currently in effect.

The Funds and subaccounts corresponding to the Funds commenced operations as indicated below:

	Fund	Subaccount
	Inception	Inception
Fund	Date	Date

AIM Constellation Fund (Class A)	April 30, 1976	October 11, 2002

AIM Charter Fund (Class A)	November 26, 1968	April 10, 2006

AllianceBernstein Growth and Income Fund (Class A)	July 1, 1932	October 11, 2002

AllianceBernstein Large Cap Growth Fund (Class A)	September 28, 1992	October 11, 2002

Allianz OCC Renaissance Fund (Class A)[1]	April 18, 1988	October 11, 2002

Allianz NFJ Small-Cap Value Fund (Class A)[2]	October 1, 1991	October 11, 2002

American Century Equity Income Fund (Advisor Class)	March 7, 1997	October 11, 2002

The Bond Fund of America, Inc. (Class A)	May 28, 1974	October 11, 2002

The Growth Fund of America, Inc. (Class A)	December 1, 1973	October 11, 2002

The Income Fund of America, Inc. (Class A)	December 1, 1973	October 11, 2002

The Investment Company of America (Class A)	January 1, 1934	October 11, 2002

BlackRock Basic Value Fund, Inc. (Investor A)	October 21, 1994	October 11, 2002

BlackRock Total Return Fund (Investor A)[7]	October 21, 1994	October 11, 2002

6

	Fund	Subaccount
	Inception	Inception
Fund	Date	Date

BlackRock Fundamental Growth Fund, Inc. (Investor A)	December 24, 1992	October 11, 2002

BlackRock Global Allocation Fund, Inc. (Investor A)	October 21, 1994	October 11, 2002

BlackRock S&P 500 Index Fund (Investor A)	April 3, 1997	October 11, 2002

BlackRock Value Opportunities Fund (Investor A)	October 21, 1994	October 11, 2002

BlackRock Government Income Portfolio (Investor A)[6]	September 28, 1984	October 11, 2002

Davis New York Venture Fund (Class A)	February 17, 1969	October 11, 2002

Delaware Trend Fund (Class A)	October 3, 1968	October 11, 2002

Fidelity Advisor Equity Growth Fund (Class A)[3]	November 22, 1983	October 11, 2002

Fidelity Advisor Mid Cap Growth Fund (Class A)[4]	February 20, 1996	October 11, 2002

Fidelity Advisor Overseas Fund (Class A)[4]	April 23, 1990	October 11, 2002

Lord Abbett Bond-Debenture Fund, Inc. (Class A)	April 1, 1971	October 11, 2002

Lord Abbett Mid-Cap Value Fund, Inc. (Class A)	June 28, 1983	October 11, 2002

MFS Core Growth Fund (Class A)	January 2, 1996	October 11, 2002

MFS Research International Fund (Class A)	January 2, 1997	October 11, 2002

MFS Mid Cap Growth Fund (Class A)	December 1, 1993	October 11, 2002

Oppenheimer Global Fund (Class A)	December 22, 1969	October 11, 2002

Oppenheimer Main Street Fund (Class A)	February 3, 1988	October 11, 2002

Oppenheimer Quest Opportunity Value Fund (Class A)	January 3, 1989	October 11, 2002

PIMCO Total Return Fund (Class A)[5]	May 11, 1987	October 11, 2002

Putnam Fund For Growth and Income (Class A)	November 6, 1957	October 11, 2002

Putnam International Equity Fund (Class A)	February 28, 1991	October 11, 2002

Putnam Voyager Fund (Class A)	April 1, 1969	October 11, 2002

Seligman Smaller-Cap Value Fund (Class A)	April 25, 1997	October 11, 2002

Templeton Foreign Fund (Class A)	October 5, 1982	October 11, 2002

Templeton Growth Fund, Inc. (Class A)	November 29, 1954	October 11, 2002

Van Kampen Comstock Fund (Class A)	October 7, 1968	October 11, 2002

Van Kampen Equity and Income Fund (Class A)	August 3, 1960	October 11, 2002

Van Kampen Aggressive Growth Fund (Class A)	May 29, 1996	October 11, 2002

[1]	Because Class A shares were first available on February 1, 1991, performance shown for periods prior to that date will reflect performance of Class C shares, adjusted for expenses of Class A.

[2]	Because Class A shares were first available on January 20, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[3]	The subaccount corresponding to this Fund was closed to allocations of new premiums and incoming transfers of contract value following the close of business on October 22, 2004. Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

[4]	Because Class A shares were first available on September 3, 1996, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class A.

[5]	Because Class A shares were first available on January 13, 1997, performance shown for periods prior to that date will reflect performance of the Institutional Class, adjusted for expenses of Class A.

[6]	Dates are shown for the BlackRock U.S. Government Fund, which was reorganized into BlackRock Government Income Portfolio (a series of BlackRock Funds) on October 13, 2006.

[7]	On September 24, 2007, the BlackRock Bond Fund acquired substantially all of the assets and certain stated liabilities of BlackRock Total Return Portfolio (“Total Return Portfolio”), a portfolio of BlackRock Funds II (“the Reorganization”). In connection with the Reorganization, (i) BlackRock Bond Fund issued Investor C, Class R, and newly created Investor B2, BlackRock, and Service shares and (ii) each of BlackRock Bond Fund and Master Bond Portfolio, a series of Master Bond LLC, changed its investment objective and name. Although BlackRock Bond Fund is the surviving entity in the Reorganization, Total Return Portfolio is the accounting survivor. As a result, BlackRock Bond Fund assumes the performance history of Total Return Portfolio at the closing of the Reorganization. Subaccount “standard” average annual total returns, however, will continue to reflect the performance history of the BlackRock Bond Fund for periods prior to the Reorganization.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total

7

returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statement of assets and liabilities of each of the investment divisions disclosed in Note 1 which comprises the Merrill Lynch Life Variable Annuity Separate Account D (the “Account”), as of December 31, 2007, and the related statement of operations and changes in net assets for the period ended December 31, 2007. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Merrill Lynch Life Variable Annuity Separate Account D for each of the periods presented through December 31, 2006, were audited by other auditors whose report dated March 30, 2007, expressed an unqualified opinion on those financial statements.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2007 financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the Merrill Lynch Life Variable Annuity Separate Account D at December 31, 2007, the results of each of their operations and changes in net assets for the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 28, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the statements of operations and changes in net assets of each of the investment divisions disclosed in Note 1 which comprise the Merrill Lynch Life Variable Annuity Separate Account D (the “Account”) for the period ended December 31, 2006. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and changes in net assets of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account D for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York
March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007

	Divisions Investing In
				BlackRock	BlackRock
	BlackRock	BlackRock	BlackRock	Global	Government	BlackRock	BlackRock
	Basic Value	Fundamental	Global	SmallCap	Income	High Income	International
(In thousands)	Fund	Growth Fund	Allocation Fund	Fund	Portfolio	Fund a	Index Fund
Assets
BlackRock Basic Value Fund, 1,363 shares (Cost $45,483)	$40,426	$—	$—	$—	$—	$—	$—
BlackRock Fundamental Growth Fund, 2,264 shares (Cost $50,315)	—	52,798	—	—	—	—	—
BlackRock Global Allocation Fund, 7,247 shares (Cost $132,581)	—	—	143,354	—	—	—	—
BlackRock Global SmallCap Fund, 84 shares (Cost $2,159)	—	—	—	2,134	—	—	—
BlackRock Government Income Portfolio, 732 shares (Cost $7,715)	—	—	—	—	7,807	—	—
BlackRock High Income Fund, 5 shares (Cost $28)	—	—	—	—	—	26	—
BlackRock International Index Fund, 69 shares (Cost $1,042)	—	—	—	—	—	—	1,073

Total Assets	$40,426	$52,798	$143,354	$2,134	$7,807	$26	$1,073

Net Assets
Accumulation Units	$40,426	$52,798	$143,354	$2,134	$7,807	$26	$1,073

a	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	BlackRock	BlackRock	BlackRock	BlackRock	Merrill Lynch	BlackRock	BlackRock
	International	Large Cap Core	Large Cap	Large Cap	Ready Assets	Short Term	S&P 500 Index
(In thousands)	Value Fund b	Fund	Growth Fund	Value Fund	Trust	Bond Fund	Fund
Assets
BlackRock International Value Fund, 20 shares (Cost $653)	$582	$—	$—	$—	$—	$—	$—
BlackRock Large Cap Core Fund, 731 shares (Cost $10,226)	—	9,658	—	—	—	—	—
BlackRock Large Cap Growth Fund, 283 shares (Cost $3,026)	—	—	3,159	—	—	—	—
BlackRock Large Cap Value Fund, 431 shares (Cost $8,179)	—	—	—	7,955	—	—	—
Merrill Lynch Ready Assets Trust, 55,889 shares (Cost $55,889)	—	—	—	—	55,890	—	—
BlackRock Short Term Bond Fund, 49 shares (Cost $491)	—	—	—	—	—	487	—
BlackRock S&P 500 Index Fund, 1,142 shares (Cost $20,439)	—	—	—	—	—	—	20,514

Total Assets	$582	$9,658	$3,159	$7,955	$55,890	$487	$20,514

Net Assets
Accumulation Units	$582	$9,658	$3,159	$7,955	$55,890	$487	$20,514

b	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
			BlackRock
	BlackRock	BlackRock	Value			AIM
	Small Cap Index	Total Return	Opportunities	AIM Basic	AIM Charter	Constellation	AIM Mid Cap Core
(In thousands)	Fund	Fund c,d	Fund	Value Fund	Fund	Fund	Equity Fund
Assets
BlackRock Small Cap Index Fund, 20 shares (Cost $304)	$271	$—	$—	$—	$—	$—	$—
BlackRock Total Return Fund, 3,849 shares (Cost $44,126)	—	44,222	—	—	—	—	—
BlackRock Value Opportunities Fund, 838 shares (Cost $19,991)	—	—	16,948	—	—	—	—
AIM Basic Value Fund, 13 shares (Cost $448)	—	—	—	405	—	—	—
AIM Charter Fund, 29 shares (Cost $413)	—	—	—	—	472	—	—
AIM Constellation Fund, 51 shares (Cost $1,158)	—	—	—	—	—	1,495	—
AIM Mid Cap Core Equity Fund, 82 shares (Cost $2,261)	—	—	—	—	—	—	1,948

Total Assets	$271	$44,222	$16,948	$405	$472	$1,495	$1,948

Net Assets
Accumulation Units	$271	$44,222	$16,948	$405	$472	$1,495	$1,948

c	Effective September 24, 2007, BlackRock Total Return Portfolio merged with BlackRock Bond Fund.

d	Effective September 24, 2007, BlackRock Bond Fund was renamed BlackRock Total Return Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
						Allianz CCM
	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein		Capital	Allianz NFJ
	Growth & Income	International Value	Large Cap Growth	Small/Mid Cap	AllianceBernstein	Appreciation	Dividend Value
(In thousands)	Fund	Fund e	Fund	Value Fund	Value Fund	Fund	Fund f
Assets
AllianceBernstein Growth & Income Fund, 779 shares (Cost $3,459)	$3,304	$—	$—	$—	$—	$—	$—
AllianceBernstein International Value Fund, 141 shares (Cost $3,377)	—	3,125	—	—	—	—	—
AllianceBernstein Large Cap Growth Fund, 588 shares (Cost $13,580)	—	—	13,812	—	—	—	—
AllianceBernstein Small/Mid Cap Value Fund, 593 shares (Cost $9,992)	—	—	—	9,037	—	—	—
AllianceBernstein Value Fund, 63 shares (Cost $885)	—	—	—	—	795	—	—
Allianz CCM Capital Appreciation, 0 shares (Cost $11)	—	—	—	—	—	10	—
Allianz NFJ Dividend Value Fund, 102 shares (Cost $1,800)	—	—	—	—	—	—	1,685

Total Assets	$3,304	$3,125	$13,812	$9,037	$795	$10	$1,685

Net Assets
Accumulation Units	$3,304	$3,125	$13,812	$9,037	$795	$10	$1,685

e	Commenced operations effective May 1, 2007.

f	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
						American	American
	Allianz NFJ	Allianz OCC	American	American	American Funds	Funds Growth	Funds Income
	Small-Cap	Renassiance	Century Equity	Century Ultra	Bond Fund of	Fund of	Fund of
(In thousands)	Value Fund	Fund	Income Fund	Fund	America	America	America
Assets
Allianz NFJ Small-Cap Value Fund, 852 shares (Cost $26,286)	$25,245	$—	$—	$—	$—	$—	$—
Allianz OCC Renaissance Fund, 404 shares (Cost $8,771)	—	7,220	—	—	—	—	—
American Century Equity Income Fund, 1,801 shares (Cost $14,796)	—	—	14,045	—	—	—	—
American Century Ultra Fund, 5 shares (Cost $125)	—	—	—	113	—	—	—
American Funds Bond Fund of America, 8,277 shares (Cost $109,386)	—	—	—	—	108,103	—	—
American Funds Growth Fund of America, 6,916 shares (Cost $205,911)	—	—	—	—	—	234,686	—
American Funds Income Fund of America, 4,826 shares (Cost $94,280)	—	—	—	—	—	—	93,488

Total Assets	$25,245	$7,220	$14,045	$113	$108,103	$234,686	$93,488

Net Assets
Accumulation Units	$25,245	$7,220	$14,045	$113	$108,103	$234,686	$93,488

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	American
	Funds	American
	Investment	Funds	Cohen &			Columbia	Davis New
	Company of	EuroPacific	Steers Realty	Columbia Acorn	Columbia	Marsico	York Venture
(In thousands)	America	Growth Fund	Income Fund	International g	Acorn USA	Growth Fund	Fund
Assets
American Funds Investment Company of America, 4,207 shares (Cost $128,836)	$138,604	$—	$—	$—	$—	$—	$—
American Funds EuroPacific Growth Fund, 1,899 shares (Cost $89,497)	—	96,202	—	—	—	—	—
Cohen & Steers Realty Income Fund, 985 shares (Cost $15,296)	—	—	11,016	—	—	—	—
Columbia Acorn International, 17 shares (Cost $776)	—	—	—	741	—	—	—
Columbia Acorn USA, 230 shares (Cost $6,676)	—	—	—	—	6,255	—	—
Columbia Marsico Growth Fund, 2,787 shares (Cost $58,491)	—	—	—	—	—	63,833	—
Davis New York Venture Fund, 1,849 shares (Cost $74,396)	—	—	—	—	—	—	73,985

Total Assets	$138,604	$96,202	$11,016	$741	$6,255	$63,833	$73,985

Net Assets
Accumulation Units	$138,604	$96,202	$11,016	$741	$6,255	$63,833	$73,985

g	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
					Federated
		Dreyfus	Eaton Vance	Eaton Vance	Capital	Federated	Fidelity
	Delaware	Appreciation	Floating-Rate	Large-Cap	Appreciation	Kaufmann	Advisor Equity
(In thousands)	Trend Fund	Fund	Fund	Value Fund h	Fund	Fund	Growth Fund
Assets
Delaware Trend Fund, 519 shares (Cost $10,306)	$9,195	$—	$—	$—	$—	$—	$—
Dreyfus Appreciation Fund, 707 shares (Cost $32,113)	—	31,605	—	—	—	—	—
Eaton Vance Floating-Rate Fund, 205 shares (Cost $2,016)	—	—	1,990	—	—	—	—
Eaton Vance Large-Cap Value Fund, 821 shares (Cost $18,500)	—	—	—	18,499	—	—	—
Federated Capital Appreciation Fund, 1,423 shares (Cost $30,442)	—	—	—	—	30,373	—	—
Federated Kaufmann Fund, 3,056 shares (Cost $18,942)	—	—	—	—	—	19,039	—
Fidelity Advisor Equity Growth Fund, 1,907 shares (Cost $121,861)	—	—	—	—	—	—	123,163

Total Assets	$9,195	$31,605	$1,990	$18,499	$30,373	$19,039	$123,163

Net Assets
Accumulation Units	$9,195	$31,605	$1,990	$18,499	$30,373	$19,039	$123,163

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Fidelity	Fidelity		Janus Advisor	JPMorgan Multi-	JPMorgan Small	Lord Abbett
	Advisor Mid	Advisor	Janus Advisor	Mid Cap	Cap Market	Cap Growth	Affiliated
(In thousands)	Cap Fund	Overseas Fund	Forty Fund i	Growth Fund j	Neutral Fund	Fund k	Fund
Assets
Fidelity Advisor Mid Cap Fund, 154 shares (Cost $3,531)	$3,585	$—	$—	$—	$—	$—	$—
Fidelity Advisor Overseas Fund, 252 shares (Cost $5,570)	—	5,915	—	—	—	—	—
Janus Advisor Forty Fund, 1,722 shares (Cost $59,657)	—	—	71,891	—	—	—	—
Janus Advisor Mid Cap Growth Fund, 341 shares (Cost $13,177)	—	—	—	13,190	—	—	—
JPMorgan Multi-Cap Market Neutral Fund, 63 shares (Cost $679)	—	—	—	—	639	—	—
JPMorgan Small Cap Growth Fund, 38 shares (Cost $440)	—	—	—	—	—	398	—
Lord Abbett Affiliated Fund, 1,430 shares (Cost $21,539)	—	—	—	—	—	—	19,991

Total Assets	$3,585	$5,915	$71,891	$13,190	$639	$398	$19,991

Net Assets
Accumulation Units	$3,585	$5,915	$71,891	$13,190	$639	$398	$19,991

i	Commenced operations effective May 1, 2007.

j	Commenced operations effective May 1, 2007.

k	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Lord Abbett				MFS®	Oppenheimer
	Bond-	Lord Abbett		MFS® Mid	Research	Capital
	Debenture	Mid-Cap	MFS® Core	Cap Growth	International	Appreciation	Oppenheimer
(In thousands)	Fund	Value Fund	Growth Fund	Fund	Fund	Fund	Global Fund
Assets
Lord Abbett Bond-Debenture Fund, 2,742 shares (Cost $21,785)	$21,719	$—	$—	$—	$—	$—	$—

Lord Abbet Mid-Cap Value Fund, 2,439 shares (Cost $53,488)	—	45,290	—	—	—	—	—
MFS® Core Growth Fund, 1,718 shares (Cost $35,144)	—	—	35,898	—	—	—	—
MFS® Mid Cap Growth Fund, 505 shares (Cost $4,387)	—	—	—	5,186	—	—	—
MFS® Research International Fund, 552 shares (Cost $10,547)	—	—	—	—	10,736	—	—
Oppenheimer Capital Appreciation Fund, 22 shares (Cost $1,018)	—	—	—	—	—	1,124	—
Oppenheimer Global Fund, 117 shares (Cost $8,584)	—	—	—	—	—	—	8,457

Total Assets	$21,719	$45,290	$35,898	$5,186	$10,736	$1,124	$8,457

Net Assets
Accumulation Units	$21,719	$45,290	$35,898	$5,186	$10,736	$1,124	$8,457

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
				PIMCO
		Oppenheimer	Oppenheimer	Commodity
	Oppenheimer	Main Street	Quest	RealReturn	PIMCO Low
	Main Street	Small Cap	Opportunity	Strategy	Duration	PIMCO Real	PIMCO Total
(In thousands)	Fund®	Fund®	Value Fund	Fund	Fund l	Return Fund	Return Fund
Assets
Oppenheimer Main Street Fund, 114 shares (Cost $4,271)	4,184	$—	$—	$—	$—	$—	$—

Oppenheimer Main Street Small Cap Fund, 74 shares (Cost $1,651)		1,454	—	—	—	—	—
Oppenheimer Quest Opportunity Value Fund, 42 shares	—	—	1,179
(Cost $1,203)				—	—	—	—
PIMCO CommodityRealReturn Strategy Fund, 1,709 shares	—	—	—	27,526
(Cost $25,259)					—	—	—
PIMCO Low Duration Fund, 66 shares (Cost $657)	—	—	—	—	669	—	—
PIMCO Real Return Fund, 2,764 shares (Cost $30,112)	—	—	—	—	—	30,297	—
PIMCO Total Return Fund, 19,360 shares (Cost $202,422)	—	—	—	—	—	—	206,963

Total Assets	$4,184	$1,454	$1,179	$27,526	$669	$30,297	$206,963

Net Assets
Accumulation Units	$4,184	$1,454	$1,179	$27,526	$669	$30,297	$206,963

l	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Pioneer			Pioneer Small	Putnam Fund	Putnam	Putnam
	Emerging		Pioneer High	Cap Value	for Growth and	International	Voyager
(In thousands)	Markets Fund	Pioneer Fund	Yield Fund	Fund	Income	Equity Fund	Fund
Assets
Pioneer Emerging Markets Fund, 110 shares (Cost $3,840)	$4,263	$—	$—	$—	$—	$—	$—
Pioneer Fund, 35 shares (Cost $1,624)	—	1,631	—	—	—	—	—
Pioneer High Yield Fund, 197 shares (Cost $2,163)	—	—	2,061	—	—	—	—
Pioneer Small Cap Value Fund, 34 shares (Cost $1,057)	—	—	—	811	—	—	—
Putnam Fund for Growth and Income, 42 shares (Cost $813)	—	—	—	—	663	—	—
Putnam International Equity Fund, 255 shares (Cost $6,837)	—	—	—	—	—	7,015	—
Putnam Voyager Fund, 52 shares (Cost $974)	—	—	—	—	—	—	1,012

Total Assets	$4,263	$1,631	$2,061	$811	$663	$7,015	$1,012

Net Assets
Accumulation Units	$4,263	$1,631	$2,061	$811	$663	$7,015	$1,012

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Seligman	Seligman			Van Kampen		Van Kampen
	Capital	Smaller-Cap	Templeton	Templeton	Aggressive	Van Kampen	Equity &
(In thousands)	Fund m	Value Fund	Foreign Fund	Growth Fund	Growth Fund	Comstock Fund	Income Fund
Assets
Seligman Capital Fund, 1 share (Cost $20)	$20	$—	$—	$—	$—	$—	$—
Seligman Smaller-Cap Value Fund , 263 shares (Cost $4,627)	—	4,194	—	—	—	—	—
Templeton Foreign Fund, 2,700 shares (Cost $34,889)	—	—	33,804	—	—	—	—
Templeton Growth Fund, 661 shares (Cost $15,946)	—	—	—	15,923	—	—	—
Van Kampen Aggressive Growth Fund, 159 shares (Cost $2,332)	—	—	—	—	3,087	—	—
Van Kampen Comstock Fund, 1,177 shares (Cost $21,763)	—	—	—	—	—	20,578	—
Van Kampen Equity & Income Fund, 10,763 shares (Cost $99,658)	—	—	—	—	—	—	95,142

Total Assets	$20	$4,194	$33,804	$15,923	$3,087	$20,578	$95,142

Net Assets
Accumulation Units	$20	$4,194	$33,804	$15,923	$3,087	$20,578	$95,142

m	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	BlackRock		BlackRock	BlackRock	BlackRock	BlackRock		BlackRock
	Basic Value	BlackRock	Fundamental	Global	Global SmallCap	Government Income	BlackRock High	International
(In thousands)	Fund	Bond Funda,b	Growth Fund	Allocation Fund	Fund	Portfolio	Income Fund c	Index Fund
Investment Income:
Ordinary Dividends (Note 2)	$1,279	$329	$—	$3,462	$19	$3,573	$1	$29

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(963)	(99)	(188)	(1,489)	(44)	(1,005)	—	(27)

Net Investment Income (Loss)	316	230	(188)	1,973	(25)	2,568	1	2

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,460	(94)	884	2,145	285	(4,495)	—	354
Net Change in Unrealized Appreciation (Depreciation) During the Year	(7,283)	(14)	1,720	5,786	(107)	(24)	(2)	(192)
Capital Gain Distributions (Note 2)	10,840	—	—	5,224	327	—	—	33

Net Gain (Loss) on Investments	5,017	(108)	2,604	13,155	505	(4,519)	(2)	195

Net Increase (Decrease) in Net Assets
Resulting from Operations	5,333	122	2,416	15,128	480	(1,951)	(1)	197

Contract Transactions:
Premiums Received from Contract Owners	780	31	181	1,279	(5)	691	—	(19)
Contract Owner Withdrawals	(6,186)	(509)	(1,515)	(8,252)	(213)	(6,664)	—	(47)
Net Transfers In (Out) (Note 3)	17,595	(9,472)	37,950	47,954	(1,382)	(45,968)	27	(1,326)
Contract Charges (Note 6)	(219)	(18)	(50)	(388)	(13)	(237)	—	(6)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	11,970	(9,968)	36,566	40,593	(1,613)	(52,178)	27	(1,398)

Total Increase (Decrease) in Net Assets	17,303	(9,846)	38,982	55,721	(1,133)	(54,129)	26	(1,201)
Net Assets, Beginning of Period	23,123	9,846	13,816	87,633	3,267	61,936	—	2,274

Net Assets, End of Period	$40,426	$—	$52,798	$143,354	$2,134	$7,807	$26	$1,073

a	Effective September 24, 2007, BlackRock Total Return Portfolio merged with BlackRock Bond Fund.

b	Effective September 24, 2007, BlackRock Bond Fund was renamed BlackRock Total Return Fund.

c	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	BlackRock
	International	BlackRock Large	BlackRock Large	BlackRock Large	Merrill Lynch Ready	BlackRock Short	BlackRock S&P 500	BlackRock Small
(In thousands)	Value Fund d	Cap Core Fund	Cap Growth Fund	Cap Value Fund	Assets Trust	Term Bond Fund	Index Fund	Cap Index Fund
Investment Income:
Ordinary Dividends (Note 2)	$9	$—	$—	$3	$1,965	$44	$671	$3

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4)	(125)	(38)	(108)	(565)	(16)	(525)	(5)

Net Investment Income (Loss)	5	(125)	(38)	(105)	1,400	28	146	(2)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(5)	113	57	187	—	(4)	2,017	23
Net Change in Unrealized Appreciation (Depreciation) During the Year	(71)	(820)	3	(473)	—	(3)	(1,916)	(40)
Capital Gain Distributions (Note 2)	67	995	84	524	—	—	—	22

Net Gain (Loss) on Investments	(9)	288	144	238	—	(7)	101	5

Net Increase (Decrease) in Net Assets Resulting from Operations	(4)	163	106	133	1,400	21	247	3

Contract Transactions:
Premiums Received from Contract Owners	12	242	22	98	340,909	8	264	—
Contract Owner Withdrawals	(13)	(387)	(32)	(413)	(26,050)	(71)	(3,224)	(18)
Net Transfers In (Out) (Note 3)	588	3,838	1,305	2,701	(310,577)	(1,554)	(10,665)	(19)
Contract Charges (Note 6)	(1)	(23)	(9)	(22)	(143)	(4)	(122)	(1)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	586	3,670	1,286	2,364	4,139	(1,621)	(13,747)	(38)

Total Increase (Decrease) in Net Assets	582	3,833	1,392	2,497	5,539	(1,600)	(13,500)	(35)
Net Assets, Beginning of Period	—	5,825	1,767	5,458	50,351	2,087	34,014	306

Net Assets, End of Period	$582	$9,658	$3,159	$7,955	$55,890	$487	$20,514	$271

d	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		BlackRock Value			AIM			AllianceBernstein
	BlackRock Total	Opportunities	AIM Basic Value	AIM Charter	Constellation	AIM Mid Cap Core	AllianceBernstein	International Value
(In thousands)	Return Fund e	Fund	Fund	Fund	Fund	Equity Fund	Growth & Income Fund	Fund f
Investment Income:
Ordinary Dividends (Note 2)	$130	$—	$—	$6	$—	$24	$40	$46

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(40)	(324)	(8)	(6)	(21)	(24)	(99)	(18)

Net Investment Income (Loss)	90	(324)	(8)	—	(21)	—	(59)	28

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	6	(765)	17	9	147	(18)	636	3
Net Change in Unrealized Appreciation (Depreciation) During the Year	97	(862)	(72)	21	45	(212)	(540)	(252)
Capital Gain Distributions (Note 2)	—	2,793	59	—	—	318	280	137

Net Gain (Loss) on Investments	103	1,166	4	30	192	88	376	(112)

Net Increase (Decrease) in Net Assets Resulting from Operations	193	842	(4)	30	171	88	317	(84)

Contract Transactions:
Premiums Received from Contract Owners	18	175	5	—	32	25	41	40
Contract Owner Withdrawals	(434)	(2,544)	(12)	(44)	(162)	(69)	(736)	(21)
Net Transfers In (Out) (Note 3)	44,490	(8,434)	(15)	48	(275)	981	(16,221)	3,193
Contract Charges (Note 6)	(45)	(83)	(2)	(2)	(6)	(5)	(14)	(3)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	44,029	(10,886)	(24)	2	(411)	932	(16,930)	3,209

Total Increase (Decrease) in Net Assets	44,222	(10,044)	(28)	32	(240)	1,020	(16,613)	3,125
Net Assets, Beginning of Period	—	26,992	433	440	1,735	928	19,917	—

Net Assets, End of Period	$44,222	$16,948	$405	$472	$1,495	$1,948	$3,304	$3,125

e	Effective September 24, 2007, BlackRock Bond Fund was renamed BlackRock Total Return Fund.

f	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				Allianz CCM
	AllianceBernstein	AllianceBernstein		Capital	Allianz NFJ	Allianz NFJ	Allianz OCC	American
	Large Cap Growth	Small/Mid Cap Value	AllianceBernstein	Appreciation	Dividend Value	Small-Cap	Renassiance	Century Equity
(In thousands)	Fund	Fund	Value Fund	Fund	Fund g	Value Fund	Fund	Income Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$15	$15	$—	$15	$437	$14	$1,374

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(80)	(213)	(12)	—	(7)	(443)	(107)	(928)

Net Investment Income (Loss)	(80)	(198)	3	—	8	(6)	(93)	446

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	807	1,239	15	—	(2)	3,671	(179)	4,995
Net Change in Unrealized Appreciation (Depreciation) During the Year	234	(277)	(129)	(1)	(115)	(3,805)	(727)	(1,050)
Capital Gain Distributions (Note 2)	—	706	54	1	82	2,268	1,364	606

Net Gain (Loss) on Investments	1,041	1,668	(60)	—	(35)	2,134	458	4,551

Net Increase (Decrease) in Net Assets Resulting from Operations	961	1,470	(57)	—	(27)	2,128	365	4,997

Contract Transactions:
Premiums Received from Contract Owners	34	282	4	—	60	230	57	517
Contract Owner Withdrawals	(1,293)	(694)	(16)	—	(5)	(3,246)	(691)	(6,770)
Net Transfers In (Out) (Note 3)	11,417	(15,476)	242	10	1,658	(15,047)	(1,288)	(32,312)
Contract Charges (Note 6)	(31)	(48)	(2)	—	(1)	(101)	(27)	(233)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	10,127	(15,936)	228	10	1,712	(18,164)	(1,949)	(38,798)

Total Increase (Decrease) in Net Assets	11,088	(14,466)	171	10	1,685	(16,036)	(1,584)	(33,801)
Net Assets, Beginning of Period	2,724	23,503	624	—	—	41,281	8,804	47,846

Net Assets, End of Period	$13,812	$9,037	$795	$10	$1,685	$25,245	$7,220	$14,045

g	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					American Funds
	American	American Funds	American Funds	American Funds	Investment	American Funds	Cohen & Steers
	Century Ultra	Bond Fund of	Growth Fund of	Income Fund of	Company of	EuroPacific	Realty Income	Columbia Acorn
(In thousands)	Fund	America	America	America	America	Growth Fund	Fund	International h
Investment Income:
Ordinary Dividends (Note 2)	$—	$5,617	$2,578	$4,475	$2,395	$1,739	$629	$1

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(3)	(1,488)	(3,548)	(1,399)	(1,716)	(1,133)	(224)	(4)

Net Investment Income (Loss)	(3)	4,129	(970)	3,076	679	606	405	(3)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4	(274)	18,421	4,124	4,675	939	(908)	—
Net Change in Unrealized Appreciation (Depreciation) During the Year	(2)	(1,934)	(9,723)	(7,738)	(6,303)	3,943	(4,020)	(35)
Capital Gain Distributions (Note 2)	28	—	14,578	3,827	6,640	6,262	1,282	46

Net Gain (Loss) on Investments	30	(2,208)	23,276	213	5,012	11,144	(3,646)	11

Net Increase (Decrease) in Net Assets
Resulting from Operations	27	1,921	22,306	3,289	5,691	11,750	(3,241)	8

Contract Transactions:
Premiums Received from Contract Owners	—	1,420	2,942	1,217	1,216	1,389	282	25
Contract Owner Withdrawals	—	(5,780)	(19,272)	(7,455)	(10,218)	(3,628)	(750)	(2)
Net Transfers In (Out) (Note 3)	(120)	22,625	(35,908)	(5,961)	19,015	34,533	350	711
Contract Charges (Note 6)	(1)	(327)	(865)	(342)	(467)	(232)	(45)	(1)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(121)	17,938	(53,103)	(12,541)	9,546	32,062	(163)	733

Total Increase (Decrease) in Net Assets	(94)	19,859	(30,797)	(9,252)	15,237	43,812	(3,404)	741
Net Assets, Beginning of Period	207	88,244	265,483	102,740	123,367	52,390	14,420	—

Net Assets, End of Period	$113	$108,103	$234,686	$93,488	$138,604	$96,202	$11,016	$741

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		Columbia	Davis New		Dreyfus	Eaton Vance	Eaton Vance
	Columbia	Marsico Growth	York Venture	Delaware Trend	Appreciation	Floating-Rate	Large-Cap Value	Federated Capital
(In thousands)	Acorn USA	Fund	Fund	Fund	Fund	Fund	Fund i	Appreciation Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$29	$1,138	$—	$540	$1,356	$3	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(278)	(561)	(1,451)	(129)	(434)	(308)	(3)	(4)

Net Investment Income (Loss)	(278)	(532)	(313)	(129)	106	1,048	—	(4)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,007	387	15,828	186	395	(929)	—	7
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,181)	5,266	(14,162)	(1,314)	(744)	(4)	(1)	(61)
Capital Gain Distributions (Note 2)	1,074	—	—	2,114	1,111	—	3	69

Net Gain (Loss) on Investments	900	5,653	1,666	986	762	(933)	2	15

Net Increase (Decrease) in Net Assets
Resulting from Operations	622	5,121	1,353	857	868	115	2	11

Contract Transactions:
Premiums Received from Contract Owners	342	814	1,143	107	457	342	1	22
Contract Owner Withdrawals	(892)	(1,567)	(8,431)	(801)	(1,273)	(999)	(76)	(1)
Net Transfers In (Out) (Note 3)	(18,813)	58,117	(64,384)	(618)	8,306	(19,660)	18,573	30,141
Contract Charges (Note 6)	(61)	(99)	(338)	(32)	(83)	(57)	(1)	(1)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(19,424)	57,265	(72,010)	(1,344)	7,407	(20,374)	18,497	30,161

Total Increase (Decrease) in Net Assets	(18,802)	62,386	(70,657)	(487)	8,275	(20,259)	18,499	30,172
Net Assets, Beginning of Period	25,057	1,447	144,642	9,682	23,330	22,249	—	201

Net Assets, End of Period	$6,255	$63,833	$73,985	$9,195	$31,605	$1,990	$18,499	$30,373

i	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
	Federated	Fidelity	Fidelity	Fidelity			JPMorgan Multi-
	Kaufmann	Advisor Equity	Advisor Mid	Advisor	Janus Advisor	Janus Advisor Mid	Cap Market	JPMorgan Small
(In thousands)	Fund	Growth Fund	Cap Fund	Overseas Fund	Forty Fund j	Cap Growth Fund k	Neutral Fund	Cap Growth Fund l
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$—	$76	$152	$—	$27	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(201)	(307)	(52)	(69)	(584)	(1)	(176)	(2)

Net Investment Income (Loss)	(201)	(307)	(52)	7	(432)	(1)	(149)	(2)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,152	574	121	210	3,499	1	64	1
Net Change in Unrealized Appreciation (Depreciation) During the Year	62	1,167	(247)	105	12,234	13	16	(41)
Capital Gain Distributions (Note 2)	1,707	—	514	414	13	—	—	49

Net Gain (Loss) on Investments	2,921	1,741	388	729	15,746	14	80	9

Net Increase (Decrease) in Net Assets Resulting from Operations	2,720	1,434	336	736	15,314	13	(69)	7

Contract Transactions:
Premiums Received from Contract Owners	248	68	—	38	622	5	208	4
Contract Owner Withdrawals	(734)	(2,734)	(360)	(399)	(1,706)	(4)	(527)	—
Net Transfers In (Out) (Note 3)	13,319	123,070	(412)	618	57,766	13,176	(14,088)	387
Contract Charges (Note 6)	(40)	(197)	(13)	(20)	(105)	—	(37)	—

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	12,793	120,207	(785)	237	56,577	13,177	(14,444)	391

Total Increase (Decrease) in Net Assets	15,513	121,641	(449)	973	71,891	13,190	(14,513)	398
Net Assets, Beginning of Period	3,526	1,522	4,034	4,942	—	—	15,152	—

Net Assets, End of Period	$19,039	$123,163	$3,585	$5,915	$71,891	$13,190	$639	$398

j	Commenced operations effective May 1, 2007.

k	Commenced operations effective May 1, 2007.

l	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
							Oppenheimer
					MFS® Mid		Capital
	Lord Abbett	Lord Abbett Bond	Lord Abbett Mid-Cap	MFS® Core	Cap Growth	MFS® Research	Appreciation	Oppenheimer
(In thousands)	Affiliated Fund	Debenture Fund	Value Fund	Growth Fund	Fund	International Fund	Fund	Global Fund
Investment Income:
Ordinary Dividends (Note 2)	$230	$1,508	$210	$—	$—	$146	$—	$95

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(262)	(315)	(802)	(685)	(67)	(144)	(14)	(134)

Net Investment Income (Loss)	(32)	1,193	(592)	(685)	(67)	2	(14)	(39)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	313	81	3,061	4,072	169	846	31	519
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,387)	(334)	(9,260)	(1,117)	280	(735)	60	(596)
Capital Gain Distributions (Note 2)	1,626	—	8,101	2,629	—	1,034	22	492

Net Gain (Loss) on Investments	552	(253)	1,902	5,584	449	1,145	113	415

Net Increase (Decrease) in Net Assets Resulting from Operations	520	940	1,310	4,899	382	1,147	99	376

Contract Transactions:
Premiums Received from Contract Owners	292	176	530	268	46	94	43	55
Contract Owner Withdrawals	(878)	(2,628)	(4,776)	(4,998)	(330)	(1,846)	(51)	(927)
Net Transfers In (Out) (Note 3)	4,394	(2,576)	(17,474)	(8,709)	224	1,379	341	(3,635)
Contract Charges (Note 6)	(50)	(78)	(186)	(188)	(18)	(36)	(4)	(32)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	3,758	(5,106)	(21,906)	(13,627)	(78)	(409)	329	(4,539)

Total Increase (Decrease) in Net Assets	4,278	(4,166)	(20,596)	(8,728)	304	738	428	(4,163)
Net Assets, Beginning of Period	15,713	25,885	65,886	44,626	4,882	9,998	696	12,620

Net Assets, End of Period	$19,991	$21,719	$45,290	$35,898	$5,186	$10,736	$1,124	$8,457

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
			Oppenheimer	PIMCO
	Oppenheimer	Oppenheimer Main	Quest	Commodity
	Main Street	Street Small Cap	Opportunity	RealReturn Strategy	PIMCO Low	PIMCO Real	PIMCO Total	Pioneer Emerging
(In thousands)	Fund®	Fund®	Value Fund	Fund	Duration Fund m	Return Fund	Return Fund	Markets Fund
Investment Income:
Ordinary Dividends (Note 2)	$46	$3	$122	$1,206	$14	$379	$7,387	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(60)	(19)	(16)	(285)	(5)	(143)	(2,228)	(40)

Net Investment Income (Loss)	(14)	(16)	106	921	9	236	5,159	(40)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	117	20	14	(809)	4	(24)	1,118	183
Net Change in Unrealized Appreciation (Depreciation) During the Year	(480)	(206)	(76)	3,716	12	268	4,980	350
Capital Gain Distributions (Note 2)	521	131	80	—	5	1,007	1,557	381

Net Gain (Loss) on Investments	158	(55)	18	2,907	21	1,251	7,655	914

Net Increase (Decrease) in Net Assets Resulting from Operations	144	(71)	124	3,828	30	1,487	12,814	874

Contract Transactions:
Premiums Received from Contract Owners	6	31	—	552	7	205	1,625	54
Contract Owner Withdrawals	(284)	(90)	(54)	(893)	(26)	(489)	(12,096)	(110)
Net Transfers In (Out) (Note 3)	3	703	(59)	7,451	659	26,715	29,055	2,248
Contract Charges (Note 6)	(12)	(4)	(4)	(61)	(1)	(26)	(503)	(7)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(287)	640	(117)	7,049	639	26,405	18,081	2,185

Total Increase (Decrease) in Net Assets	(143)	569	7	10,877	669	27,892	30,895	3,059
Net Assets, Beginning of Period	4,327	885	1,172	16,649	—	2,405	176,068	1,204

Net Assets, End of Period	$4,184	$1,454	$1,179	$27,526	$669	$30,297	$206,963	$4,263

m	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
			Pioneer Small		Putnam
		Pioneer High	Cap Value	Putnam Fund for	International	Putnam	Seligman	Seligman Smaller-
(In thousands)	Pioneer Fund	Yield Fund	Fund	Growth and Income	Equity Fund	Voyager Fund	Capital Fund n	Cap Value Fund
Investment Income:
Ordinary Dividends (Note 2)	$290	$85	$—	$12	$186	$—	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(531)	(28)	(13)	(10)	(98)	(385)	—	(72)

Net Investment Income (Loss)	(241)	57	(13)	2	88	(385)	—	(72)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,938	(1)	(9)	(9)	866	3,220	—	563
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,336)	(77)	(232)	(146)	(1,546)	5	—	(833)
Capital Gain Distributions (Note 2)	1,706	102	163	102	1,103	—	—	678

Net Gain (Loss) on Investments	2,308	24	(78)	(53)	423	3,225	—	408

Net Increase (Decrease) in Net Assets Resulting from Operations	2,067	81	(91)	(51)	511	2,840	—	336

Contract Transactions:
Premiums Received from Contract Owners	595	40	24	1	82	182	—	48
Contract Owner Withdrawals	(1,682)	(87)	(46)	(138)	(757)	(2,697)	(1)	(553)
Net Transfers In (Out) (Note 3)	(42,616)	557	173	—	(93)	(7,877)	21	(4,184)
Contract Charges (Note 6)	(109)	(5)	(3)	(2)	(24)	(101)	—	(15)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(43,812)	505	148	(139)	(792)	(10,493)	20	(4,704)

Total Increase (Decrease) in Net Assets	(41,745)	586	57	(190)	(281)	(7,653)	20	(4,368)
Net Assets, Beginning of Period	43,376	1,475	754	853	7,296	8,665	—	8,562

Net Assets, End of Period	$1,631	$2,061	$811	$663	$7,015	$1,012	$20	$4,194

n	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
			Van Kampen		Van Kampen
	Templeton Foreign	Templeton Growth	Aggressive	Van Kampen	Equity & Income
(In thousands)	Fund	Fund	Growth Fund	Comstock Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$534	$232	$—	$774	$678

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(445)	(228)	(41)	(559)	(373)

Net Investment Income (Loss)	89	4	(41)	215	305

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	836	324	311	2,365	240
Net Change in Unrealized Appreciation (Depreciation) During the Year	(3,386)	(1,334)	209	(4,619)	(4,779)
Capital Gain Distributions (Note 2)	7,262	1,125	—	1,697	2,750

Net Gain (Loss) on Investments	4,712	115	520	(557)	(1,789)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,801	119	479	(342)	(1,484)

Contract Transactions:
Premiums Received from Contract Owners	205	279	26	256	111
Contract Owner Withdrawals	(2,678)	(1,031)	(292)	(3,906)	(2,951)
Net Transfers In (Out) (Note 3)	969	1,360	(275)	(22,604)	89,141
Contract Charges (Note 6)	(118)	(54)	(11)	(131)	(183)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,622)	554	(552)	(26,385)	86,118

Total Increase (Decrease) in Net Assets	3,179	673	(73)	(26,727)	84,634
Net Assets, Beginning of Period	30,625	15,250	3,160	47,305	10,508

Net Assets, End of Period	$33,804	$15,923	$3,087	$20,578	$95,142

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	BlackRock		BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Basic Value	BlackRock	Fundamental	Global	Global SmallCap	Government Income	International	Large Cap Core
(In thousands)	Fund a	Bond Fund b,c,d	Growth Fund e	Allocation Fund f	Fund g	Portfolio h,i	Index Fund j	Fund k
Investment Income:
Ordinary Dividends (Note 2)	$307	$1,100	$—	$1,688	$—	$151	$45	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(279)	(335)	(196)	(1,170)	(37)	(44)	(19)	(61)

Net Investment Income (Loss)	28	765	(196)	518	(37)	107	26	(61)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	829	(827)	1,596	4,119	21	4	43	25
Net Change in Unrealized Appreciation (Depreciation) During the Year	814	355	(947)	3,440	69	114	185	234
Capital Gain Distributions (Note 2)	2,410	—	—	4,421	318	—	28	221

Net Gain (Loss) on Investments	4,053	(472)	649	11,980	408	118	256	480

Net Increase (Decrease) in Net Assets Resulting from Operations	4,081	293	453	12,498	371	225	282	419

Contract Transactions:
Premiums Received from Contract Owners	212	325	156	2,864	52	95	31	95
Contract Owner Withdrawals	(949)	(1,893)	(702)	(3,606)	(46)	(175)	(12)	(225)
Net Transfers In (Out) (Note 3)	(167)	(29,692)	1,542	(26,107)	1,309	61,845	1,474	3,194
Contract Charges (Note 6)	(72)	(62)	(52)	(267)	(8)	(54)	(3)	(10)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(976)	(31,322)	944	(27,116)	1,307	61,711	1,490	3,054

Total Increase (Decrease) in Net Assets	3,105	(31,029)	1,397	(14,618)	1,678	61,936	1,772	3,473
Net Assets, Beginning of Period	20,018	40,875	12,419	102,251	1,589	—	502	2,352

Net Assets, End of Period	$23,123	$9,846	$13,816	$87,633	$3,267	$61,936	$2,274	$5,825

a	Formerly Merrill Lynch Basic Value Fund. Change effective September 30, 2006.

b	Formerly Merrill Lynch Core Bond Portfolio. Change effective September 30, 2006.

c	Effective September 24, 2007, BlackRock Total Return Portfolio merged with BlackRock Bond Fund.

d	Effective September 24, 2007, BlackRock Bond Fund was renamed the BlackRock Total Return Fund.

e	Formerly Merrill Lynch Fundamental Growth Fund. Change effective September 30, 2006.

f	Formerly Merrill Lynch Global Allocation Fund. Change effective September 30, 2006.

g	Formerly Merrill Lynch Global SmallCap Fund. Change effective September 30, 2006.

h	Formerly Merrill Lynch U.S. Government Fund. Change effective September 30, 2006.

i	Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

j	Formerly Merrill Lynch International Index Fund. Change effective September 30, 2006.

k	Formerly Merrill Lynch Large Cap Core Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
			Merrill Lynch					BlackRock Value
	BlackRock Large	BlackRock Large	Ready Assets	BlackRock Short	BlackRock S&P 500	BlackRock Small Cap	BlackRock U.S.	Opportunities
(In thousands)	Cap Growth Fund l	Cap Value Fund m	Trust	Term Bond Fund n	Index Fund o	Index Fund p	Government Fund q,r	Fund s
Investment Income:
Ordinary Dividends (Note 2)	$—	$4	$1,901	$313	$276	$2	$630	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(20)	(206)	(581)	(125)	(323)	(3)	(188)	(338)

Net Investment Income (Loss)	(20)	(202)	1,320	188	(47)	(1)	442	(338)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	37	763	—	67	592	4	188	961
Net Change in Unrealized Appreciation (Depreciation) During the Year	43	473	—	26	1,845	3	145	(2,424)
Capital Gain Distributions (Note 2)	6	155	—	—	—	20	—	3,833

Net Gain (Loss) on Investments	86	1,391	—	93	2,437	27	333	2,370

Net Increase (Decrease) in Net Assets Resulting from Operations	66	1,189	1,320	281	2,390	26	775	2,032

Contract Transactions:
Premiums Received from Contract Owners	41	353	328,789	208	265	12	205	387
Contract Owner Withdrawals	(36)	(664)	(13,411)	(344)	(1,574)	(1)	(795)	(1,378)
Net Transfers In (Out) (Note 3)	666	(4,705)	(298,462)	(2,447)	12,524	155	(6,939)	3,193
Contract Charges (Note 6)	(5)	(49)	(153)	(29)	(83)	(1)	(57)	(97)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	666	(5,065)	16,763	(2,612)	11,132	165	(7,586)	2,105

Total Increase (Decrease) in Net Assets	732	(3,876)	18,083	(2,331)	13,522	191	(6,811)	4,137
Net Assets, Beginning of Period	1,035	9,334	32,268	4,418	20,492	115	6,811	22,855

Net Assets, End of Period	$1,767	$5,458	$50,351	$2,087	$34,014	$306	$—	$26,992

l	Formerly Merrill Lynch Large Cap Growth Fund. Change effective September 30, 2006.

m	Formerly Merrill Lynch Large Cap Value Fund. Change effective September 30, 2006.

n	Formerly Merrill Lynch Low Duration Fund. Change effective September 30, 2006.

o	Formerly Merrill Lynch S&P Index 500 Fund. Change effective September 30, 2006.

p	Formerly Merrill Lynch Small Cap Index Fund. Change effective September 30, 2006.

q	Formerly Merrill Lynch U.S. Government Fund. Change effective September 30, 2006.

r	Effective October 13, 2006, BlackRock U.S. Government Income Fund merged with BlackRock Government Income Portfolio.

s	Formerly Merrill Lynch Value Opportunities Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
				AIM Mid Cap		AllianceBernstein		AllianceBernstein
	AIM Basic	AIM Charter	AIM Constellation	Core Equity	AIM Premier	Growth & Income	AllianceBernstein Large	Small/Mid Cap Value
(In thousands)	Value Fund	Fund t	Fund	Fund	Equity Fund t	Fund	Cap Growth Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$3	$—	$6	$1	$41	$—	$153

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(5)	(4)	(21)	(11)	(2)	(198)	(155)	(219)

Net Investment Income (Loss)	(5)	(1)	(21)	(5)	(1)	(157)	(155)	(66)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	3	(1)	42	2	36	550	(1,281)	(166)
Net Change in Unrealized Appreciation (Depreciation) During the Year	19	38	46	(88)	(15)	90	(692)	87
Capital Gain Distributions (Note 2)	23	—	—	160	—	—	—	2,194

Net Gain (Loss) on Investments	45	37	88	74	21	640	(1,973)	2,115

Net Increase (Decrease) in Net Assets Resulting from Operations	40	36	67	69	20	483	(2,128)	2,049

Contract Transactions:
Premiums Received from Contract Owners	6	10	119	10	11	196	136	392
Contract Owner Withdrawals	(1)	(14)	(34)	(7)	(3)	(778)	(660)	(403)
Net Transfers In (Out) (Note 3)	116	409	(8)	302	(542)	(3,423)	(1,141)	11,271
Contract Charges (Note 6)	(1)	(1)	(6)	(3)	(1)	(51)	(41)	(48)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	120	404	71	302	(535)	(4,056)	(1,706)	11,212

Total Increase (Decrease) in Net Assets	160	440	138	371	(515)	(3,573)	(3,834)	13,261
Net Assets, Beginning of Period	273	—	1,597	557	515	23,490	6,558	10,242

Net Assets, End of Period	$433	$440	$1,735	$928	$—	$19,917	$2,724	$23,503

t	Effective April 10, 2006, AIM Premier Equity Fund merged with AIM Charter Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
		Allianz NFJ	Allianz OCC	American	American	American Funds	American Funds	American Funds
	AllianceBernstein	Small-Cap	Renassiance	Century Equity	Century Ultra	Bond Fund of	Growth Fund of	Income Fund of
(In thousands)	Value Fund	Value Fund	Fund	Income Fund	Fund	America	America	America
Investment Income:
Ordinary Dividends (Note 2)	$8	$857	$—	$330	$—	$5,392	$2,179	$4,613

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(5)	(612)	(105)	(172)	(3)	(1,463)	(3,330)	(1,317)

Net Investment Income (Loss)	3	245	(105)	158	(3)	3,929	(1,151)	3,296

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1	2,441	(220)	80	—	(2,016)	18,779	5,535
Net Change in Unrealized Appreciation (Depreciation) During the Year	46	1,067	82	579	(18)	2,412	(2,566)	6,715
Capital Gain Distributions (Note 2)	19	3,656	1,054	1,568	14	—	8,579	2,405

Net Gain (Loss) on Investments	66	7,164	916	2,227	(4)	396	24,792	14,655

Net Increase (Decrease) in Net Assets Resulting from Operations	69	7,409	811	2,385	(7)	4,325	23,641	17,951

Contract Transactions:
Premiums Received from Contract Owners	(1)	594	79	182	5	2,048	4,384	1,997
Contract Owner Withdrawals	(2)	(2,543)	(462)	(664)	(2)	(5,694)	(11,236)	(4,841)
Net Transfers In (Out) (Note 3)	434	(8,220)	(741)	37,484	21	(24,335)	(6,094)	(55,441)
Contract Charges (Note 6)	(1)	(158)	(29)	(80)	(1)	(334)	(835)	(307)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	430	(10,327)	(1,153)	36,922	23	(28,315)	(13,781)	(58,592)

Total Increase (Decrease) in Net Assets	499	(2,918)	(342)	39,307	16	(23,990)	9,860	(40,641)
Net Assets, Beginning of Period	125	44,199	9,146	8,539	191	112,234	255,623	143,381

Net Assets, End of Period	$624	$41,281	$8,804	$47,846	$207	$88,244	$265,483	$102,740

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	American Funds
	Investment	American Funds	Cohen & Steers					Dreyfus
	Company of	EuroPacific	Realty Income	Columbia Acorn	Columbia Marsico	Davis New York	Delaware Trend	Appreciation
(In thousands)	America	Growth Fund	Fund	USA	Growth Fund u	Venture Fund	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$2,567	$819	$437	$—	$—	$1,301	$—	$315

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(1,530)	(3,015)	(142)	(197)	(6)	(1,645)	(123)	(145)

Net Investment Income (Loss)	1,037	(2,196)	295	(197)	(6)	(344)	(123)	170

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4,589	854	11	107	—	11,207	462	274
Net Change in Unrealized Appreciation (Depreciation) During the Year	3,050	2,136	445	651	77	8,727	(1,223)	231
Capital Gain Distributions (Note 2)	7,104	2,887	1,613	460	—	—	1,418	907

Net Gain (Loss) on Investments	14,743	5,877	2,069	1,218	77	19,934	657	1,412

Net Increase (Decrease) in Net Assets Resulting from Operations	15,780	3,681	2,364	1,021	71	19,590	534	1,582

Contract Transactions:
Premiums Received from Contract Owners	1,692	959	232	386	62	2,222	103	294
Contract Owner Withdrawals	(5,781)	1,389	(315)	(368)	(2)	(5,771)	(362)	(182)
Net Transfers In (Out) (Note 3)	(1,275)	31,012	6,618	16,979	1,317	68,536	32	7,253
Contract Charges (Note 6)	(414)	(107)	(31)	(42)	(1)	(484)	(32)	(29)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(5,778)	33,253	6,504	16,955	1,376	64,503	(259)	7,336

Total Increase (Decrease) in Net Assets	10,002	36,934	8,868	17,976	1,447	84,093	275	8,918
Net Assets, Beginning of Period	113,365	15,456	5,552	7,081	—	60,549	9,407	14,412

Net Assets, End of Period	$123,367	$52,390	$14,420	$25,057	$1,447	$144,642	$9,682	$23,330

u	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Eaton Vance	Federated Capital		Fidelity Advisor			JP Morgan Multi-
	Floating-Rate	Appreciation	Federated	Equity Growth	Fidelity Advisor	Fidelity Advisor	Cap Market	Lord Abbett
(In thousands)	Fund	Fund	Kaufmann Fund	Fund	Mid Cap Fund	Overseas Fund	Neutral Fund v	Affiliated Fund
Investment Income:
Ordinary Dividends (Note 2)	$1,009	$2	$—	$—	$—	$50	$403	$78

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(235)	(2)	(39)	(21)	(51)	(81)	(90)	(63)

Net Investment Income (Loss)	774	—	(39)	(21)	(51)	(31)	313	15

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(24)	2	27	64	41	1,145	1	18
Net Change in Unrealized Appreciation (Depreciation) During the Year	(19)	(9)	(32)	44	58	(498)	(56)	(146)
Capital Gain Distributions (Note 2)	—	24	378	—	393	236	—	899

Net Gain (Loss) on Investments	(43)	17	373	108	492	883	(55)	771

Net Increase (Decrease) in Net Assets Resulting from Operations	731	17	334	87	441	852	258	786

Contract Transactions:
Premiums Received from Contract Owners	523	—	55	24	—	137	147	122
Contract Owner Withdrawals	(579)	(2)	(29)	(142)	(207)	(433)	(168)	(95)
Net Transfers In (Out) (Note 3)	13,982	72	1,412	(46)	(224)	(305)	14,931	14,150
Contract Charges (Note 6)	(48)	—	(8)	(6)	(13)	(23)	(16)	(10)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	13,878	70	1,430	(170)	(444)	(624)	14,894	14,167

Total Increase (Decrease) in Net Assets	14,609	87	1,764	(83)	(3)	228	15,152	14,953
Net Assets, Beginning of Period	7,640	114	1,762	1,605	4,037	4,714	—	760

Net Assets, End of Period	$22,249	$201	$3,526	$1,522	$4,034	$4,942	$15,152	$15,713

v	Commenced operations effective June 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
						Oppenheimer
						Capital
	Lord Abbett Bond	Lord Abbett Mid-	MFS® Core	MFS® Mid Cap	MFS® Research	Appreciation	Oppenheimer	Oppenheimer
(In thousands)	Debenture Fund	Cap Value Fund	Growth Fund	Growth Fund	International Fund	Fund	Global Fund	Main Street Fund
Investment Income:
Ordinary Dividends (Note 2)	$1,561	$337	$—	$—	$115	$—	$60	$39

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(311)	(788)	(245)	(63)	(110)	(7)	(150)	(60)

Net Investment Income (Loss)	1,250	(451)	(245)	(63)	5	(7)	(90)	(21)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(251)	797	1,357	247	704	7	2,170	67
Net Change in Unrealized Appreciation (Depreciation) During the Year	733	(807)	1,302	(142)	234	37	(799)	334
Capital Gain Distributions (Note 2)	—	6,743	730	—	960	—	469	168

Net Gain (Loss) on Investments	482	6,733	3,389	105	1,898	44	1,840	569

Net Increase (Decrease) in Net Assets Resulting from Operations	1,732	6,282	3,144	42	1,903	37	1,750	548

Contract Transactions:
Premiums Received from Contract Owners	365	900	239	163	177	(11)	234	9
Contract Owner Withdrawals	(1,203)	(3,236)	(1,235)	(168)	(854)	(32)	(466)	(312)
Net Transfers In (Out) (Note 3)	(1,138)	11,380	20,704	(278)	2,218	326	4,478	(726)
Contract Charges (Note 6)	(79)	(226)	(87)	(18)	(29)	(2)	(45)	(12)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(2,055)	8,818	19,621	(301)	1,512	281	4,201	(1,041)

Total Increase (Decrease) in Net Assets	(323)	15,100	22,765	(259)	3,415	318	5,951	(493)
Net Assets, Beginning of Period	26,208	50,786	21,861	5,141	6,583	378	6,669	4,820

Net Assets, End of Period	$25,885	$65,886	$44,626	$4,882	$9,998	$696	$12,620	$4,327

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Oppenheimer	Oppenheimer	PIMCO
	Main Street Small	Quest Opportunity	CommodityRealReturn	PIMCO Real	PIMCO Total	Pioneer Emerging		Pioneer High
(In thousands)	Cap Fund	Value Fund	Strategy Fund	Return Fund	Return Fund	Markets Fund w	Pioneer Fund	Yield Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$15	$419	$70	$6,045	$3	$272	$48

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(70)	(16)	(185)	(31)	(1,897)	(4)	(413)	(14)

Net Investment Income (Loss)	(70)	(1)	234	39	4,148	(1)	(141)	34

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(10)	(15)	(89)	(49)	(2,099)	2	990	(7)
Net Change in Unrealized Appreciation (Depreciation) During the Year	29	77	(661)	(38)	1,100	73	1,000	4
Capital Gain Distributions (Note 2)	56	46	—	17	744	72	2,284	51

Net Gain (Loss) on Investments	75	108	(750)	(70)	(255)	147	4,274	48

Net Increase (Decrease) in Net Assets Resulting from Operations	5	107	(516)	(31)	3,893	146	4,133	82

Contract Transactions:
Premiums Received from Contract Owners	156	42	495	79	1,931	(25)	766	28
Contract Owner Withdrawals	(142)	(16)	(304)	(107)	(8,028)	(3)	(870)	(24)
Net Transfers In (Out) (Note 3)	(1,803)	(267)	9,138	1,014	94,119	1,086	28,887	706
Contract Charges (Note 6)	(17)	(4)	(38)	(7)	(542)	—	(87)	(3)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,806)	(245)	9,291	979	87,480	1,058	28,696	707

Total Increase (Decrease) in Net Assets	(1,801)	(138)	8,775	948	91,373	1,204	32,829	789
Net Assets, Beginning of Period	2,686	1,310	7,874	1,457	84,695	—	10,547	686

Net Assets, End of Period	$885	$1,172	$16,649	$2,405	$176,068	$1,204	$43,376	$1,475

w	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Pioneer Small		Putnam					Van Kampen
	Cap Value	Putnam Fund for	International Equity	Putnam Voyager	Seligman Smaller-	Templeton	Templeton	Aggressive Growth
(In thousands)	Fund	Growth and Income	Fund	Fund	Cap Value Fund	Foreign Fund	Growth Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$—	$11	$162	$—	$—	$641	$258	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(8)	(13)	(85)	(83)	(52)	(372)	(200)	(45)

Net Investment Income (Loss)	(8)	(2)	77	(83)	(52)	269	58	(45)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	5	106	473	(20)	126	436	444	231
Net Change in Unrealized Appreciation (Depreciation) During the Year	(7)	(54)	665	(61)	312	1,563	1,344	(89)
Capital Gain Distributions (Note 2)	77	101	339	—	335	2,510	878	—

Net Gain (Loss) on Investments	75	153	1,477	(81)	773	4,509	2,666	142

Net Increase (Decrease) in Net Assets Resulting from Operations	67	151	1,554	(164)	721	4,778	2,724	97

Contract Transactions:
Premiums Received from Contract Owners	25	—	188	88	101	590	186	11
Contract Owner Withdrawals	(3)	(75)	(315)	(471)	(170)	(1,119)	(742)	(81)
Net Transfers In (Out) (Note 3)	235	(38)	217	(6,697)	4,104	1,973	(3,702)	(217)
Contract Charges (Note 6)	(2)	(3)	(21)	(18)	(19)	(99)	(52)	(12)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	255	(116)	69	(7,098)	4,016	1,345	(4,310)	(299)

Total Increase (Decrease) in Net Assets	322	35	1,623	(7,262)	4,737	6,123	(1,586)	(202)
Net Assets, Beginning of Period	432	818	5,673	15,927	3,825	24,502	16,836	3,362

Net Assets, End of Period	$754	$853	$7,296	$8,665	$8,562	$30,625	$15,250	$3,160

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
		Van Kampen
	Van Kampen	Equity & Income
(In thousands)	Comstock Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$1,381	$422

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(874)	(243)

Net Investment Income (Loss)	507	179

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	829	516
Net Change in Unrealized Appreciation (Depreciation) During the Year	4,523	350
Capital Gain Distributions (Note 2)	2,228	762

Net Gain (Loss) on Investments	7,580	1,628

Net Increase (Decrease) in Net Assets Resulting from Operations	8,087	1,807

Contract Transactions:
Premiums Received from Contract Owners	858	364
Contract Owner Withdrawals	(3,919)	(839)
Net Transfers In (Out) (Note 3)	3,914	(11,552)
Contract Charges (Note 6)	(253)	(57)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	600	(12,084)

Total Increase (Decrease) in Net Assets	8,687	(10,277)
Net Assets, Beginning of Period	38,618	20,785

Net Assets, End of Period	$47,305	$10,508

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
Merrill Lynch Life Variable Annuity Separate Account D (“Separate Account D”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account D is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).
On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.
Separate Account D is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support two annuity contracts – IRA Annuity and the Investor Choice Annuity IRA Series. Only investment divisions with balances at December 31, 2007 appear in the Statement of Assets and Liabilities and only investment divisions with activity during the periods ended December 31, 2007 or 2006 are shown in the Statement of Operations and Changes in Net Assets. The investment divisions are as follows:

AllianceBernstein Growth & Income Fund
AllianceBernstein International Value Fund
AllianceBernstein Large Cap Growth Fund
AllianceBernstein Small/Mid Cap Value Fund
AllianceBernstein Value Fund
Allianz CCM Capital Appreciation Fund
Allianz NFJ Dividend Value Fund
Allianz NFJ Small-Cap Value Fund
Allianz OCC Renassiance Fund
American Century Equity Income Fund
American Century Ultra Fund
American Funds Bond Fund of America
American Funds EuroPacific Growth Fund
American Funds Growth Fund of America
American Funds Income Fund of America
American Funds Investment Company of America
BlackRock Basic Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund
BlackRock Global SmallCap Fund
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock International Index Fund
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock S&P 500 Index Fund
BlackRock Short Term Bond Fund
BlackRock Small Cap Index Fund

Federated Kaufmann Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Overseas Fund
Janus Advisor Forty Fund
Janus Advisor Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
Lord Abbett Affiliated Fund
Lord Abbett Bond-Debenture Fund
Lord Abbett Mid-Cap Value Fund
Merrill Lynch Ready Assets Trust
MFS® Core Growth Fund
MFS® Mid Cap Growth Fund
MFS® Research International Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Quest Opportunity Value Fund
PIMCO CommodityRealReturn Strategy Fund
PIMCO Low Duration Fund
PIMCO Real Return Fund
PIMCO Total Return Fund
Pioneer Emerging Markets Fund
Pioneer Fund
Pioneer High Yield Fund
Pioneer Small Cap Value Fund
Putnam Fund for Growth and Income
Putnam International Equity Fund

BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock S&P 500 Index Fund
BlackRock Short Term Bond Fund
BlackRock Small Cap Index Fund
BlackRock Total Return Fund
BlackRock U.S. Government Fund
BlackRock Value Opportunities Fund
Cohen & Steers Realty Income Fund
Columbia Acorn International
Columbia Acorn USA
Columbia Marsico Growth Fund
Davis New York Venture Fund

Pioneer Fund
Pioneer High Yield Fund
Pioneer Small Cap Value Fund
Putnam Fund for Growth and Income
Putnam International Equity Fund
Putnam Voyager Fund
Seligman Capital Fund
Seligman Smaller-Cap Value Fund
Templeton Foreign Fund
Templeton Growth Fund
Van Kampen Aggressive Growth Fund
Van Kampen Comstock Fund
Van Kampen Equity & Income Fund

The assets of Separate Account D are registered in the name of MLLIC. The portion of Separate Account D’s assets applicable to the Contracts are not chargeable with liabilities arising out of any other business MLLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with the U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The significant accounting policies and related judgments underlying the Separate Account D’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	Realized gains and losses on the sales of investments are computed on the first in first out basis.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account D provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.
The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

The operations of Separate Account D are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account D for any Federal income tax attributable to Separate Account D. No charge is currently being made against Separate Account D for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account D if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account D may also be made.
3. NET TRANSFERS
Net transfers include transfers among applicable Separate Account D investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

(In thousands)	Purchases	Sales
BlackRock Basic Value Fund	$145,212	$122,086
BlackRock Bond Fund	3,437	13,175
BlackRock Fundamental Growth Fund	40,061	3,684
BlackRock Global Allocation Fund	61,680	13,888
BlackRock Global SmallCap Fund	1,046	2,357
BlackRock Government Income Portfolio	78,257	127,869
BlackRock High Income Fund	28	1
BlackRock International Index Fund	766	2,129
BlackRock International Value Fund	728	70
BlackRock Large Cap Core Fund	5,453	913
BlackRock Large Cap Growth Fund	1,646	315
BlackRock Large Cap Value Fund	4,436	1,654
Merrill Lynch Ready Assets Trust	175,984	170,445
BlackRock Short Term Bond Fund	347	1,941
BlackRock S&P 500 Index Fund	35,441	49,041
BlackRock Small Cap Index Fund	324	340
BlackRock Total Return Fund	44,895	775
BlackRock Value Opportunities Fund	12,585	21,002
AIM Basic Value Fund	231	204
AIM Charter Fund	60	58
AIM Constellation Fund	55	488
AIM Mid Cap Core Equity Fund	1,543	293
AllianceBernstein Growth & Income Fund	614	17,323
AllianceBernstein International Value Fund	3,574	200
AllianceBernstein Large Cap Growth Fund	25,275	15,228
AllianceBernstein Small/Mid Cap Value Fund	7,257	22,684
AllianceBernstein Value Fund	447	162
Allianz CCM Capital Appreciation Fund	11	—
Allianz NFJ Dividend Value Fund	1,846	44
Allianz NFJ Small-Cap Value Fund	6,358	22,257
Allianz OCC Renassiance Fund	1,922	2,601
American Century Equity Income Fund	88,245	125,989
American Century Ultra Fund	58	155
American Funds Bond Fund of America	42,777	20,712
American Funds Growth Fund of America	63,337	102,831
American Funds Income Fund of America	28,804	34,440
American Funds Investment Company of America	34,605	17,747
American Funds EuroPacific Growth Fund	43,013	4,067
Cohen & Steers Realty Income Fund	10,538	9,014
Columbia Acorn International	893	117
Columbia Acorn USA	14,781	33,409
Columbia Marsico Growth Fund	59,854	3,120
Davis New York Venture Fund	61,922	134,247
Delaware Trend Fund	2,872	2,231

4. PURCHASES AND SALES OF INVESTMENTS (Continued)

(In thousands)	Purchases	Sales
Dreyfus Appreciation Fund	$23,456	$14,832
Eaton Vance Floating-Rate Fund	11,259	30,586
Eaton Vance Large-Cap Value Fund	18,692	192
Federated Capital Appreciation Fund	30,419	193
Federated Kaufmann Fund	26,164	11,866
Fidelity Advisor Equity Growth Fund	123,637	3,736
Fidelity Advisor Mid Cap Fund	515	838
Fidelity Advisor Overseas Fund	2,298	1,640
Janus Advisor Forty Fund	75,552	19,393
Janus Advisor Mid Cap Growth Fund	13,214	38
JPMorgan Multi-Cap Market Neutral Fund	5,945	20,539
JPMorgan Small Cap Growth Fund	447	8
Lord Abbett Affiliated Fund	12,959	7,607
Lord Abbett Bond-Debenture Fund	5,736	9,650
Lord Abbett Mid-Cap Value Fund	29,877	44,272
MFS® Core Growth Fund	91,206	102,887
MFS® Mid Cap Growth Fund	562	706
MFS® Research International Fund	4,070	3,444
Oppenheimer Capital Appreciation Fund	545	209
Oppenheimer Global Fund	2,869	6,956
Oppenheimer Main Street Fund®	1,087	866
Oppenheimer Main Street Small Cap Fund®	962	207
Oppenheimer Quest Opportunity Value Fund	203	133
PIMCO CommodityRealReturn Strategy Fund	13,163	5,191
PIMCO Low Duration Fund	977	324
PIMCO Real Return Fund	29,214	1,566
PIMCO Total Return Fund	174,926	150,135
Pioneer Emerging Markets Fund	3,511	984
Pioneer Fund	17,043	59,389
Pioneer High Yield Fund	1,030	367
Pioneer Small Cap Value Fund	404	107
Putnam Fund for Growth and Income	150	184
Putnam International Equity Fund	2,579	2,177
Putnam Voyager Fund	50,286	61,163
Seligman Capital Fund	20	—
Seligman Smaller-Cap Value Fund	1,216	5,315
Templeton Foreign Fund	12,950	7,224
Templeton Growth Fund	4,734	3,053
Van Kampen Aggressive Growth Fund	346	940
Van Kampen Comstock Fund	7,723	32,195
Van Kampen Equity & Income Fund	95,176	6,003

5. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicates the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is represented as a range of minimum and maximum values based on the product grouping represented in the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.
The 2007 unit value and total return ranges have been disclosed based on the related lowest and highest level of expense ratios. The 2006 through 2003 unit value and total return ranges have been disclosed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.
BlackRock Basic Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,608	$13.33	$13.16	$40,426	1.82%	1.25%	1.65%	-0.34%	-0.74%
2006	1,246	13.25	19.33	23,123	1.44	1.25	1.65	20.31	20.79
2005	1,275	11.01	16.00	20,018	1.26	1.25	1.65	1.86	2.26
2004	1,215	15.65	15.65	19,014	1.47	1.30	1.30	8.71	8.71
2003	772	14.39	14.39	11,105	1.94	1.30	1.30	30.68	30.68
BlackRock Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	904	10.29	11.13	9,846	4.31	1.25	1.65	2.13	2.54
2005	3,772	10.07	10.85	40,875	3.69	1.25	1.65	0.06	0.46
2004	2,931	10.80	10.80	31,667	3.37	1.30	1.30	2.69	2.69
2003	1,529	10.52	10.52	16,082	3.10	1.30	1.30	3.16	3.16
BlackRock Fundamental Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,603	$14.12	$13.94	$52,798	—%	1.25%	1.65%	18.40%	17.93%
2006	974	11.82	14.53	13,816	—	1.25	1.65	1.99	2.40
2005	887	11.58	14.19	12,419	0.71	1.25	1.65	7.21	7.64
2004	865	13.18	13.18	11,404	—	1.30	1.30	5.11	5.11
2003	603	12.53	12.53	7,561	—	1.30	1.30	26.26	26.26
BlackRock Global Allocation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,146	$15.70	$15.49	$143,354	3.18%	1.25%	1.65%	15.19%	14.73%
2006	4,869	13.50	20.76	87,633	1.93	1.25	1.65	14.00	14.45
2005	5,915	11.83	18.14	102,251	1.94	1.25	1.65	8.48	8.91
2004	6,684	16.65	16.65	111,319	2.48	1.30	1.30	12.76	12.76
2003	3,198	14.76	14.76	47,214	6.98	1.30	1.30	34.18	34.18

5. UNIT VALUES (Continued)
BlackRock Global SmallCap Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	127	$16.93	$16.71	$2,134	0.61%	1.25%	1.65%	14.88%	14.41%
2006	223	14.60	14.73	3,267	—	1.25	1.65	16.19	16.66
2005	126	12.56	12.62	1,589	—	1.25	1.65	7.74	8.10
BlackRock Government Income Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	732	$10.68	$10.61	$7,807	4.63%	1.25%	1.65%	2.73%	2.32%
2006	5,964	10.37	10.39	61,936	4.52	1.25	1.65	1.40	1.80
BlackRock High Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3	$9.79	$9.76	$26	7.47%	1.25%	1.65%	-3.66%	-3.92%
BlackRock International Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	62	$17.25	$17.03	$1,073	1.57%	1.25%	1.65%	8.62%	8.19%
2006	144	15.73	15.87	2,274	3.72	1.25	1.65	23.65	24.15
2005	39	12.72	12.78	502	3.15	1.25	1.65	7.47	7.83
BlackRock International Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	54	$10.86	$10.83	$582	3.16%	1.25%	1.65%	3.23%	2.96%
BlackRock Large Cap Core Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	676	$14.39	$14.21	$9,658	—%	1.25%	1.65%	3.50%	3.08%
2006	422	13.77	13.90	5,825	—	1.25	1.65	10.90	11.34
2005	189	12.41	12.48	2,352	—	1.25	1.65	7.16	7.51
BlackRock Large Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	231	$13.78	$13.60	$3,159	—%	1.25%	1.65%	6.65%	6.22%
2006	137	12.80	12.91	1,767	—	1.25	1.65	4.69	5.11
2005	85	12.22	12.28	1,035	—	1.25	1.65	9.07	9.43
BlackRock Large Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	540	$14.84	$14.65	$7,955	0.05%	1.25%	1.65%	3.42%	3.01%
2006	383	14.22	14.34	5,458	0.03	1.25	1.65	13.84	14.30
2005	746	12.48	12.54	9,334	—	1.25	1.65	6.87	7.23

5. UNIT VALUES (Continued)
Merrill Lynch Ready Assets Trust

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,231	$10.82	$10.68	$55,890	4.69%	1.25%	1.65%	3.43%	3.02%
2006	4,871	10.32	10.46	50,351	4.35	1.25	1.65	2.67	3.08
2005	3,218	10.01	10.14	32,268	2.51	1.25	1.65	0.89	1.29
2004	2,308	9.89	9.89	22,817	0.78	1.30	1.30	-0.51	-0.51
2003	4,362	9.93	9.93	43,328	0.63	1.30	1.30	-0.65	-0.65
BlackRock Short Term Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	47	$10.48	$10.35	$487	3.91%	1.25%	1.65%	1.86%	1.45%
2006	204	10.20	10.29	2,087	3.63	1.25	1.65	2.27	2.67
2005	443	9.96	10.01	4,418	3.22	1.25	1.65	-0.07	0.26
BlackRock S&P 500 Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,277	$13.22	$13.05	$20,514	1.70%	1.25%	1.65%	3.60%	3.19%
2006	2,115	12.64	16.96	34,014	1.14	1.25	1.65	13.24	13.70
2005	1,471	11.15	14.92	20,492	2.37	1.25	1.65	2.63	3.04
2004	1,002	14.48	14.48	14,499	0.44	1.30	1.30	8.76	8.76
2003	4,440	13.31	13.31	59,076	2.08	1.30	1.30	26.33	26.33
BlackRock Small Cap Index Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	21	$13.01	$12.84	$271	—%	1.25%	1.65%	-3.39%	-3.78%
2006	23	13.34	13.46	306	—	1.25	1.65	15.18	15.64
2005	10	11.58	11.64	115	1.02	1.25	1.65	3.45	3.79
BlackRock Total Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,882	$10.71	$10.57	$44,222	4.48%	1.25%	1.65%	3.41%	2.99%
BlackRock U.S. Government Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	Division was not available
2005	655	$10.06	$10.41	$6,811	3.46%	1.25%	1.65%	0.01%	0.41%
2004	2,475	10.37	10.37	25,659	2.82	1.30	1.30	1.77	1.77
2003	4,739	10.19	10.19	48,267	3.21	1.30	1.30	0.92	0.92
BlackRock Value Opportunities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	852	$12.90	$12.73	$16,948	—%	1.25%	1.65%	-2.63%	-3.02%
2006	1,300	13.12	21.11	26,992	—	1.25	1.65	10.23	10.67
2005	1,212	11.90	19.08	22,855	—	1.25	1.65	7.96	8.39
2004	998	17.60	17.60	17,567	—	1.30	1.30	12.54	12.54
2003	724	15.63	15.63	11,313	—	1.30	1.30	39.78	39.78

5. UNIT VALUES (Continued)
AIM Basic Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	32	$12.86	$12.70	$405	0.05%	1.25%	1.65%	-0.25%	-0.65%
2006	33	12.77	12.89	433	0.08	1.25	1.65	11.27	11.71
2005	24	11.47	11.53	273	—	1.25	1.65	1.81	2.15
AIM Charter Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	40	$11.84	$11.84	$472	1.37%	1.30%	1.30%	6.97%	6.97%
2006	40	11.06	11.06	440	0.98	1.30	1.30	14.74	14.74
AIM Constellation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	88	$16.97	$16.97	$1,495	— %	1.30%	1.30%	10.53%	10.53%
2006	113	15.35	15.35	1,735	—	1.30	1.30	4.46	4.46
2005	109	14.69	14.69	1,597	—	1.30	1.30	7.02	7.02
2004	102	13.72	13.72	1,403	—	1.30	1.30	4.78	4.78
2003	77	13.09	13.09	1,013	—	1.30	1.30	27.64	27.64
AIM Mid Cap Core Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	144	$13.63	$13.45	$1,948	1.52%	1.25%	1.65%	8.48%	8.04%
2006	75	12.45	12.56	928	0.82	1.25	1.65	9.24	9.67
2005	49	11.39	11.44	557	—	1.25	1.65	2.84	3.18
AIM Premier Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	Division was not available
2005	37	$13.93	$13.93	$515	0.28%	1.30%	1.30%	3.86%	3.86%
2004	29	13.41	13.41	395	0.26	1.30	1.30	4.08	4.08
2003	28	12.88	12.88	372	—	1.30	1.30	23.25	23.25
AllianceBernstein Growth & Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	173	$19.10	$19.10	$3,304	0.52%	1.30%	1.30%	4.11%	4.11%
2006	1,086	18.34	18.34	19,917	0.27	1.30	1.30	15.39	15.39
2005	1,478	15.89	15.89	23,490	0.52	1.30	1.30	2.41	2.41
2004	227	15.51	15.51	3,518	1.19	1.30	1.30	10.44	10.44
2003	139	14.04	14.04	1,955	1.52	1.30	1.30	30.02	30.02
AllianceBernstein International Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	300	$10.43	$10.40	$3,125	3.87%	1.25%	1.65%	-1.10%	-1.36%

5. UNIT VALUES (Continued)
AllianceBernstein Large Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	865	$15.97	$15.97	$13,812	— %	1.30%	1.30%	12.26%	12.26%
2006	192	14.22	14.22	2,724	—	1.30	1.30	-2.22	-2.22
2005	451	14.54	14.54	6,558	—	1.30	1.30	12.64	12.64
2004	180	12.91	12.91	2,323	—	1.30	1.30	6.75	6.75
2003	188	12.09	12.09	2,267	—	1.30	1.30	21.09	21.09
AllianceBernstein Small/Mid Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	678	$13.43	$13.26	$9,037	0.10%	1.25%	1.65%	0.99%	0.58%
2006	1,777	13.18	13.30	23,503	1.04	1.25	1.65	11.73	12.18
2005	867	11.79	11.85	10,242	—	1.25	1.65	3.75	4.09
AllianceBernstein Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	64	$12.80	$12.63	$795	1.86%	1.25%	1.65%	-5.70%	-6.08%
2006	46	13.44	13.56	624	2.44	1.25	1.65	19.19	19.66
2005	11	11.27	11.33	125	5.95	1.25	1.65	1.25	1.58
Allianz CCM Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1	$11.69	$11.60	$10	0.66%	1.25%	1.65%	15.59%	15.13%
Allianz NFJ Dividend Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	164	$10.28	$10.24	$1,685	3.29%	1.25%	1.65%	–2.28%	–2.54%
Allianz NFJ Small-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,256	$14.94	$14.75	$25,245	1.58%	1.25%	1.65%	4.73%	4.31%
2006	2,016	14.13	21.53	41,281	1.96	1.25	1.65	16.56	17.03
2005	2,458	12.12	18.39	44,199	1.75	1.25	1.65	8.47	8.91
2004	2,179	16.89	16.89	36,806	1.72	1.30	1.30	21.45	21.45
2003	1,152	13.90	13.90	16,014	2.14	1.30	1.30	28.50	28.50
Allianz OCC Renassiance Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	314	$12.41	$12.25	$7,220	0.18%	1.25%	1.65%	4.17%	3.75%
2006	397	11.80	22.60	8,804	—	1.25	1.65	10.11	10.55
2005	454	10.71	20.44	9,146	—	1.25	1.65	-5.23	-4.86
2004	488	21.49	21.49	10,478	—	1.30	1.30	14.01	14.01
2003	999	18.84	18.84	18,828	—	1.30	1.30	56.37	56.37

5. UNIT VALUES (Continued)
American Century Equity Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	823	$12.68	$12.52	$14,045	1.93%	1.25%	1.65%	0.11%	-0.29%
2006	2,813	12.55	17.16	47,846	2.52	1.25	1.65	17.29	17.76
2005	603	10.69	14.58	8,539	1.75	1.25	1.65	0.48	0.88
2004	3,819	14.45	14.45	55,179	6.58	1.30	1.30	10.77	10.77
2003	2,341	13.04	13.04	30,527	3.15	1.30	1.30	22.30	22.30
American Century Ultra Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	9	$12.61	$12.45	$113	— %	1.25%	1.65%	19.95%	19.47%
2006	21	10.41	10.51	207	—	1.25	1.65	-5.12	-4.74
2005	17	10.97	11.02	191	—	1.25	1.65	1.86	2.20
American Funds Bond Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	9,228	$10.96	$10.82	$108,103	12.95%	1.25%	1.65%	2.05%	1.64%
2006	7,548	10.64	12.94	88,244	6.29	1.25	1.65	4.13	4.55
2005	9,260	10.21	12.38	112,234	5.21	1.25	1.65	0.23	0.61
2004	5,294	12.30	12.30	65,131	4.66	1.30	1.30	4.46	4.46
2003	1,933	11.77	11.77	22,755	4.91	1.30	1.30	10.77	10.77
American Funds Growth Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	12,966	$14.80	$14.61	$234,686	1.60%	1.25%	1.65%	9.52%	9.08%
2006	15,847	13.39	18.93	265,483	1.15	1.25	1.65	9.09	9.53
2005	15,587	12.27	17.29	255,623	0.72	1.25	1.65	11.43	12.72
2004	13,399	15.33	15.33	205,432	0.51	1.30	1.30	10.47	10.47
2003	4,785	13.88	13.88	66,389	0.05	1.30	1.30	31.14	31.14
American Funds Income Fund of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,597	$13.33	$13.16	$93,488	4.26%	1.25%	1.65%	2.40%	1.99%
2006	6,015	12.89	18.04	102,740	4.61	1.25	1.65	18.26	18.78
2005	9,610	10.90	15.18	143,381	3.81	1.25	1.65	0.14	2.07
2004	5,095	14.87	14.87	75,755	3.69	1.30	1.30	11.48	11.48
2003	2,007	13.33	13.33	26,758	4.74	1.30	1.30	23.67	23.67
American Funds Investment Company of America

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	8,093	$13.55	$13.37	$138,604	1.83%	1.25%	1.65%	4.50%	4.08%
2006	7,382	12.84	17.46	123,367	2.21	1.25	1.65	14.01	14.46
2005	7,605	11.26	15.26	113,365	2.22	1.25	1.65	3.18	5.46
2004	6,753	14.46	14.46	97,662	1.81	1.30	1.30	8.33	8.33
2003	4,036	13.35	13.35	53,859	2.19	1.30	1.30	24.64	24.64

5. UNIT VALUES (Continued)
American Funds EuroPacific Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,065	$19.14	$18.89	$96,202	2.33%	1.25%	1.65%	17.39%	16.92%
2006	3,232	16.15	16.30	52,390	—	1.25	1.65	19.79	20.27
2005	1,145	13.48	13.54	15,456	6.19	1.25	1.65	14.55	14.93
Cohen & Steers Realty Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	931	$11.93	$11.77	$11,016	4.15%	1.25%	1.65%	-21.40%	-21.71%
2006	955	15.03	15.17	14,420	4.56	1.25	1.65	27.73	28.24
2005	471	11.76	11.82	5,552	6.42	1.25	1.65	8.17	8.53
Columbia Acorn International

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	66	$11.31	$11.27	$741	0.44%	1.25%	1.65%	6.02%	5.74%
Columbia Acorn USA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	459	$13.76	$13.58	$6,255	— %	1.25%	1.65%	1.84%	1.43%
2006	1,866	13.38	13.50	25,057	—	1.25	1.65	6.13	6.56
2005	561	12.60	12.67	7,081	—	1.25	1.65	8.56	8.92
Columbia Marsico Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,513	$11.63	$11.55	$63,833	0.08%	1.25%	1.65%	12.50%	12.05%
2006	141	10.30	10.33	1,447	—	1.25	1.65	2.01	2.28
Davis New York Venture Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,247	$13.98	$13.80	$73,985	1.05%	1.25%	1.65%	3.61%	3.19%
2006	8,365	13.37	19.18	144,642	1.05	1.25	1.65	13.19	13.64
2005	3,746	11.80	16.88	60,549	0.72	1.25	1.65	8.82	9.26
2004	3,776	15.45	15.45	58,343	1.15	1.30	1.30	10.89	10.89
2003	1,085	13.93	13.93	15,115	1.41	1.30	1.30	30.60	30.60
Delaware Trend Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	508	$13.33	$13.15	$9,195	—%	1.25%	1.65%	9.15%	8.71%
2006	571	12.09	17.69	9,682	—	1.25	1.65	5.08	5.50
2005	570	11.50	16.77	9,407	—	1.25	1.65	3.33	3.75
2004	580	16.16	16.16	9,389	—	1.30	1.30	10.81	10.81
2003	350	14.58	14.58	5,108	—	1.30	1.30	31.62	31.62

5. UNIT VALUES (Continued)
Dreyfus Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,397	$13.29	$13.11	$31,605	1.84%	1.25%	1.65%	5.16%	4.74%
2006	1,857	12.51	12.63	23,330	3.22	1.25	1.65	14.31	14.76
2005	1,314	10.94	11.00	14,412	3.92	1.25	1.65	-1.20	-0.87
Eaton Vance Floating-Rate Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	183	$10.96	$10.82	$1,990	6.65%	1.25%	1.65%	0.40%	—%
2006	2,051	10.81	10.91	22,249	6.38	1.25	1.65	4.50	4.92
2005	737	10.34	10.39	7,640	4.92	1.25	1.65	2.05	2.39
Eaton Vance Large-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,714	$10.82	$10.78	$18,499	1.43%	1.25%	1.65%	2.15%	1.88%
Federated Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,232	$13.71	$13.54	$30,373	—%	1.25%	1.65%	9.17%	8.73%
2006	15	12.44	12.56	201	1.18	1.25	1.65	14.05	14.51
2005	10	10.91	10.96	114	1.67	1.25	1.65	-0.99	-0.66
Federated Kaufmann Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,131	$16.96	$16.74	$19,039	—%	1.25%	1.65%	19.83%	19.35%
2006	251	14.02	14.14	3,526	—	1.25	1.65	12.65	13.10
2005	141	12.44	12.50	1,762	—	1.25	1.65	9.70	10.06
Fidelity Advisor Equity Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	6,571	$14.75	$14.56	$123,163	—%	1.25%	1.65%	24.67%	24.17%
2006	105	11.72	15.04	1,522	—	1.25	1.65	4.75	5.17
2005	115	11.18	14.30	1,605	—	1.25	1.65	3.61	4.02
2004	121	13.75	13.75	1,668	—	1.30	1.30	1.48	1.48
2003	77	13.54	13.54	1,046	—	1.30	1.30	30.33	30.33
Fidelity Advisor Mid Cap Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	157	$22.78	$22.78	$3,585	—%	1.30%	1.30%	8.22%	8.22%
2006	192	21.05	21.05	4,034	—	1.30	1.30	11.77	11.77
2005	214	18.83	18.83	4,037	4.00	1.30	1.30	6.95	6.95
2004	280	17.60	17.60	4,923	—	1.30	1.30	14.46	14.46
2003	373	15.37	15.37	5,734	—	1.30	1.30	42.11	42.11

5. UNIT VALUES (Continued)
Fidelity Advisor Overseas Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	235	$25.15	$25.15	$5,915	1.42%	1.30%	1.30%	15.47%	15.47%
2006	227	21.77	21.77	4,942	0.81	1.30	1.30	17.38	17.38
2005	254	18.54	18.54	4,714	2.22	1.30	1.30	12.81	12.81
2004	240	16.43	16.43	3,950	0.24	1.30	1.30	11.50	11.50
2003	69	14.73	14.73	1,024	2.28	1.30	1.30	42.41	42.41
Janus Advisor Forty Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,393	$13.36	$13.31	$71,891	0.39%	1.25%	1.65%	26.49%	26.15%
Janus Advisor Mid Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,140	$11.59	$11.55	$13,190	—%	1.25%	1.65%	9.56%	9.26%
JPMorgan Multi-Cap Market Neutral Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	64	$10.13	$10.06	$639	0.23%	1.25%	1.65%	-4.03%	-4.41%
2006	1,439	10.52	10.55	15,152	6.61	1.25	1.65	1.75	1.96
JPMorgan Small Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	36	$10.97	$10.93	$398	—%	1.25%	1.65%	7.54%	7.25%
Lord Abbett Affiliated Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,504	$13.41	$13.23	$19,991	1.30%	1.25%	1.65%	2.32%	1.91%
2006	1,206	12.98	13.10	15,713	1.84	1.25	1.65	15.63	16.09
2005	68	11.22	11.27	760	1.86	1.25	1.65	0.69	1.02
Lord Abbett Bond-Debenture Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,509	$11.77	$11.62	$21,719	7.71%	1.25%	1.65%	3.97%	3.55%
2006	1,820	11.21	14.76	25,885	7.23	1.25	1.65	8.02	8.46
2005	1,956	10.38	13.61	26,208	6.55	1.25	1.65	-0.15	0.25
2004	1,765	13.58	13.58	23,965	6.40	1.30	1.30	7.12	7.12
2003	840	12.67	12.67	10,637	6.50	1.30	1.30	18.69	18.69
Lord Abbett Mid-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,700	$13.28	$13.11	$45,290	0.35%	1.25%	1.65%	-0.76%	-1.16%
2006	3,551	13.25	19.57	65,886	0.56	1.25	1.65	10.47	10.91
2005	2,983	11.99	17.64	50,786	0.44	1.25	1.65	6.35	6.77
2004	2,241	16.52	16.52	37,033	0.51	1.30	1.30	22.45	22.45
2003	1,105	13.49	13.49	14,910	0.79	1.30	1.30	23.29	23.29

\

5. UNIT VALUES (Continued)
MFS® Core Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,169	$16.55	$16.55	$35,898	—%	1.30%	1.30%	13.38%	13.38%
2006	3,059	14.59	14.59	44,626	—	1.30	1.30	7.97	7.97
2005	1,618	13.51	13.51	21,861	—	1.30	1.30	5.01	5.01
2004	194	12.86	12.86	2,498	—	1.30	1.30	8.75	8.75
2003	171	11.82	11.82	2,024	—	1.30	1.30	19.77	19.77
MFS® Mid Cap Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	284	$18.24	$18.24	$5,186	—%	1.30%	1.30%	8.03%	8.03%
2006	289	16.88	16.88	4,882	—	1.30	1.30	0.83	0.83
2005	307	16.74	16.74	5,141	—	1.30	1.30	1.33	1.33
2004	245	16.51	16.51	4,042	—	1.30	1.30	12.95	12.95
2003	154	14.61	14.61	2,245	—	1.30	1.30	36.17	36.17
MFS® Research International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	414	$25.97	$25.97	$10,736	1.32%	1.30%	1.30%	11.41%	11.41%
2006	429	23.31	23.31	9,998	1.36	1.30	1.30	25.55	25.55
2005	355	18.56	18.56	6,583	1.74	1.30	1.30	14.65	14.65
2004	259	16.18	16.18	4,187	0.84	1.30	1.30	18.80	18.80
2003	122	13.62	13.62	1,660	0.16	1.30	1.30	30.87	30.87
Oppenheimer Capital Appreciation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	85	$13.33	$13.16	$1,124	—%	1.25%	1.65%	12.29%	11.84%
2006	59	11.76	11.86	696	—	1.25	1.65	5.70	6.12
2005	34	11.12	11.17	378	1.73	1.25	1.65	3.58	3.92
Oppenheimer Global Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	366	$23.11	$23.11	$8,457	0.92%	1.30%	1.30%	4.56%	4.56%
2006	571	22.10	22.10	12,620	0.52	1.30	1.30	15.83	15.83
2005	350	19.07	19.07	6,669	1.45	1.30	1.30	12.33	12.33
2004	321	16.97	16.97	5,447	0.92	1.30	1.30	17.10	17.10
2003	117	14.49	14.49	1,695	1.30	1.30	1.30	41.19	41.19
Oppenheimer Main Street Fund®

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	257	$13.23	$13.06	$4,184	1.03%	1.25%	1.65%	2.85%	2.43%
2006	267	12.74	16.46	4,327	0.87	1.25	1.65	12.98	13.43
2005	334	11.27	14.51	4,820	1.90	1.25	1.65	3.96	4.38
2004	331	13.90	13.90	4,600	1.33	1.30	1.30	7.94	7.94
2003	279	12.87	12.87	3,597	0.88	1.30	1.30	25.27	25.27

5. UNIT VALUES (Continued)
Oppenheimer Main Street Small Cap Fund®

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	107	$13.66	$13.48	$1,454	0.27%	1.25%	1.65%	-2.83%	-3.22%
2006	63	13.92	14.05	885	—	1.25	1.65	12.72	13.17
2005	217	12.34	12.41	2,686	—	1.25	1.65	7.18	7.54
Oppenheimer Quest Opportunity Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	73	$16.28	$16.28	$1,179	9.95%	1.30%	1.30%	10.76%	10.76%
2006	80	14.69	14.69	1,172	1.22	1.30	1.30	9.77	9.77
2005	98	13.38	13.38	1,310	1.84	1.30	1.30	0.50	0.50
2004	90	13.31	13.31	1,193	0.13	1.30	1.30	8.05	8.05
2003	34	12.31	12.31	418	0.43	1.30	1.30	20.30	20.30
PIMCO CommodityRealReturn Strategy Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,081	$13.33	$13.16	$27,526	6.21%	1.25%	1.65%	21.57%	21.08%
2006	1,528	10.86	10.96	16,649	3.34	1.25	1.65	-5.08	-4.70
2005	687	11.44	11.49	7,874	39.15	1.25	1.65	8.07	8.43
PIMCO Low Duration Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	64	$10.53	$10.49	$669	4.61%	1.25%	1.65%	4.96%	4.68%
PIMCO Real Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,728	$11.19	$11.05	$30,297	3.91%	1.25%	1.65%	9.67%	9.23%
2006	237	10.11	10.20	2,405	3.30	1.25	1.65	-1.83	-1.44
2005	141	10.29	10.34	1,457	5.71	1.25	1.65	0.67	1.00
PIMCO Total Return Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	17,761	$11.19	$11.05	$206,963	4.60%	1.25%	1.65%	7.18%	6.75%
2006	15,971	10.34	11.38	176,068	4.30	1.25	1.65	1.78	2.18
2005	7,844	10.16	11.14	84,695	2.98	1.25	1.65	0.69	1.09
2004	7,871	11.02	11.02	86,720	2.18	1.30	1.30	3.27	3.27
2003	6,023	10.67	10.67	64,236	2.74	1.30	1.30	3.69	3.69
Pioneer Emerging Markets Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	256	$16.74	$16.62	$4,263	—%	1.25%	1.65%	40.13%	39.56%
2006	101	11.90	11.94	1,204	0.98	1.25	1.65	7.88	8.17

5. UNIT VALUES (Continued)
Pioneer Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	121	$13.66	$13.48	$1,631	0.81%	1.25%	1.65%	3.34%	2.93%
2006	3,301	13.09	13.21	43,376	0.98	1.25	1.65	14.43	14.89
2005	921	11.43	11.49	10,547	1.07	1.25	1.65	2.80	3.14
Pioneer High Yield Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	173	$12.03	$11.88	$2,061	4.58%	1.25%	1.65%	5.55%	5.13%
2006	130	11.29	11.39	1,475	5.07	1.25	1.65	8.76	9.19
2005	66	10.38	10.43	686	5.68	1.25	1.65	-0.52	-0.20
Pioneer Small Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	64	$12.74	$12.58	$811	—%	1.25%	1.65%	-8.95%	-9.31%
2006	54	13.86	13.98	754	—	1.25	1.65	12.53	12.98
2005	35	12.31	12.37	432	—	1.25	1.65	8.16	8.52
Putnam Fund for Growth and Income

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	41	$16.43	$16.43	$663	1.49%	1.30%	1.30%	-7.41%	-7.41%
2006	48	17.74	17.74	853	1.08	1.30	1.30	14.30	14.30
2005	53	15.51	15.51	818	2.70	1.30	1.30	3.76	3.76
2004	55	14.95	14.95	824	1.30	1.30	1.30	9.50	9.50
2003	50	13.65	13.65	684	1.95	1.30	1.30	25.54	25.54
Putnam International Equity Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	302	$23.23	$23.23	$7,015	2.47%	1.30%	1.30%	6.96%	6.96%
2006	336	21.71	21.71	7,296	2.49	1.30	1.30	26.55	26.55
2005	331	17.15	17.15	5,673	4.57	1.30	1.30	11.09	11.09
2004	301	15.43	15.43	4,641	1.75	1.30	1.30	14.69	14.69
2003	202	13.45	13.45	2,717	3.61	1.30	1.30	26.45	26.45
Putnam Voyager Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	69	$14.62	$14.62	$1,012	—%	1.30%	1.30%	3.90%	3.90%
2006	616	14.07	14.07	8,665	—	1.30	1.30	3.84	3.84
2005	1,176	13.54	13.54	15,927	1.42	1.30	1.30	4.11	4.11
2004	68	13.00	13.00	883	—	1.30	1.30	3.41	3.41
2003	58	12.57	12.57	735	—	1.30	1.30	23.06	23.06
Seligman Capital Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2	$11.09	$11.06	$20	—%	1.25%	1.65%	4.97%	4.69%

5. UNIT VALUES (Continued)
Seligman Smaller-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	183	$22.89	$22.89	$4,194	—%	1.30%	1.30%	4.85%	4.85%
2006	392	21.82	21.82	8,562	—	1.30	1.30	19.78	19.78
2005	210	18.21	18.21	3,825	—	1.30	1.30	-4.36	-4.36
2004	366	19.04	19.04	6,973	2.57	1.30	1.30	18.99	18.99
2003	543	15.99	15.99	8,685	—	1.30	1.30	46.99	46.99
Templeton Foreign Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,588	$17.04	$16.82	$33,804	1.61%	1.25%	1.65%	15.72%	15.26%
2006	1,631	14.59	20.36	30,625	2.28	1.25	1.65	17.92	18.39
2005	1,492	12.36	17.19	24,502	1.56	1.25	1.65	8.77	9.21
2004	1,978	15.74	15.74	31,135	2.06	1.30	1.30	16.58	16.58
2003	1,131	13.50	13.50	15,271	0.43	1.30	1.30	28.79	28.79
Templeton Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	894	$14.51	$14.33	$15,923	1.39%	1.25%	1.65%	0.86%	0.45%
2006	836	14.25	20.70	15,250	1.76	1.25	1.65	19.76	20.24
2005	1,153	11.90	17.21	16,836	1.61	1.25	1.65	6.33	6.75
2004	745	16.12	16.12	12,020	1.04	1.30	1.30	15.45	15.45
2003	695	13.96	13.96	9,709	1.44	1.30	1.30	31.10	31.10
Van Kampen Aggressive Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	156	$19.69	$19.69	$3,087	—%	1.25%	1.65%	16.19%	16.19%
2006	187	16.94	16.94	3,160	—	1.25	1.65	3.45	3.45
2005	205	16.37	16.37	3,362	—	1.25	1.65	9.46	9.46
2004	183	14.95	14.95	2,729	—	1.30	1.30	13.56	13.56
2003	114	13.16	13.16	1,506	—	1.30	1.30	37.33	37.33
Van Kampen Comstock Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,247	$12.47	$12.30	$20,578	2.17%	1.25%	1.65%	-3.17%	-3.56%
2006	2,538	12.75	19.99	47,305	2.37	1.25	1.65	14.11	14.57
2005	2,672	11.17	17.45	38,618	1.89	1.25	1.65	2.44	2.85
2004	809	16.96	16.96	13,728	1.40	1.30	1.30	16.01	16.01
2003	401	14.62	14.62	5,865	1.52	1.30	1.30	29.25	29.25
Van Kampen Equity & Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,620	$16.93	$16.93	$95,142	2.36%	1.30%	1.30%	1.89%	1.89%
2006	633	16.61	16.61	10,508	2.26	1.30	1.30	11.05	11.05
2005	1,390	14.95	14.95	20,785	4.15	1.30	1.30	6.39	6.39
2004	620	14.05	14.05	8,706	2.35	1.30	1.30	10.29	10.29
2003	397	12.73	12.73	5,060	2.87	1.30	1.30	20.55	20.55

6. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

IRA Annuity
Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charge	Daily — reduction of unit values	1.30% annually

Contract Charges:
Contract Maintenance Charge	Annually — redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $50,000.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly — redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter and a pro rata amount of this fee upon termination of the rider. For contracts issued before October 16, 2004, the GMIB charge is .40%.

Contingent Deferred Sales Charges	Per incident — redemption of units	7% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
4% of premium withdrawn for year 3
3% of premium withdrawn for year 4

2% of premium withdrawn for year 5
1% of premium withdrawn for year 6
0% of premium withdrawn for year 7 or more

Transfer Fee	Per incident — redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident — redemption of units	Imposed by respective Fund Manager.

6. CHARGES AND FEES (Continued)

Investor Choice IRA Series
Charge	When Charge Is Deducted	Amount Deducted
Asset-Based Insurance Charges
Investor Choice IRA Series — B Class	Daily — reduction of unit values	1.25% annually
Investor Choice IRA Series — C Class	Daily — reduction of unit values	1.60% annually
Investor Choice IRA Series — L Class	Daily — reduction of unit values	1.45% annually
Investor Choice IRA Series — XC Class	Daily — reduction of unit values	1.65% annually

Contract Charges:
Contract Maintenance Charge	Annually — redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals is less than $50,000. Charge applies to all product classes.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly — redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	Quarterly — redemption of units	0.75% of the contract value at the end of each calendar quarter based on the GMWB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Death Benefit (“GMDB”) Options:

- Return of Premium	Quarterly — redemption of units	0.15% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Maximum Anniversary Value (MAV)	Quarterly — redemption of units	0.25% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Roll-Up (currently not available)	Quarterly — redemption of units	0.50% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

- Greater of MAV and Roll-Up	Quarterly — redemption of units	0.55% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

6. CHARGES AND FEES (Continued)

Investor Choice IRA Series (Continued)
Charge		When Charge Is Deducted	Amount Deducted
	Additional Death Benefit (“ADB”)	Quarterly — redemption of units	0.25% of the ADB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rata amounts are also deducted upon termination of the rider. Charge applies to all product classes.

	Contingent Deferred Sales Charges	Per incident — redemption of units based on percentage of premium withdrawn.

	B Class	L Class	C Class	XC Class
0 years	7%	6%	2%	8%
1 year	6%	5%	0%	8%
2 years	5%	4%	0%	7%
3 years	4%	3%	0%	7%
4 years	3%	0%	0%	6%
5 years	2%	0%	0%	6%
6 years	1%	0%	0%	5%
7 years	0%	0%	0%	4%
8 years	0%	0%	0%	3%
9 years	0%	0%	0%	0%

Transfer Fee	Per incident — redemption of units	$25 for each transfer after the twelfth transfer in a contract year. Charge applies to all product classes.

Redemption Fee	Per incident — redemption of units	Imposed by respective Fund Manager. Charge applies to all product classes.

7. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2007 and 2006 were as follows:

			BlackRock			BlackRock		BlackRock	BlackRock
	BlackRock Basic	BlackRock Bond	Fundamental Growth	BlackRock Global	BlackRock Global	Government	BlackRock High	International Index	International Value
(In thousands)	Value Fund	Fund	Fund	Allocation Fund	SmallCap Fund	Income Portfolio	Income Fund	Fund	Fund
Outstanding at January 1, 2006	1,275	3,772	887	5,915	126	—	—	39	—
Activity during 2006:
Issued	150	1,359	697	1,655	124	5,989	—	118	—
Redeemed	(179)	(4,227)	(610)	(2,701)	(27)	(25)	—	(13)	—

Outstanding at December 31, 2006	1,246	904	974	4,869	223	5,964	—	144	—
Activity during 2007:
Issued	7,859	297	2,853	2,976	46	7,170	3	44	60
Redeemed	(6,497)	(1,201)	(224)	(699)	(142)	(12,402)	—	(126)	(6)

Outstanding at December 31, 2007	2,608	—	3,603	7,146	127	732	3	62	54

	BlackRock Large	BlackRock Large Cap	BlackRock Large	Merrill Lynch Ready	BlackRock Short Term	BlackRock S&P	BlackRock Small	BlackRock Total	BlackRock U.S.
(In thousands)	Cap Core Fund	Growth Fund	Cap Value Fund	Assets Trust	Bond Fund	500 Index Fund	Cap Index Fund	Return Fund	Government Fund
Outstanding at January 1, 2006	189	85	746	3,218	443	1,471	10	—	655

Activity during 2006:
Issued	277	73	1,395	12,216	1,512	1,880	16	—	2,726
Redeemed	(44)	(21)	(1,758)	(10,563)	(1,751)	(1,236)	(3)	—	(3,381)

Outstanding at December 31, 2006	422	137	383	4,871	204	2,115	23	—	—
Activity during 2007:
Issued	313	114	264	16,622	30	1,974	22	3,948	—
Redeemed	(59)	(20)	(107)	(16,262)	(187)	(2,812)	(24)	(66)	—

Outstanding at December 31, 2007	676	231	540	5,231	47	1,277	21	3,882	—

							AllianceBernstein	AllianceBernstein	AllianceBernstein
	BlackRock Value	AIM Basic Value		AIM Constellation	AIM Mid Cap Core	AIM Premier	Growth & Income	International Value	Large Cap Growth
(In thousands)	Opportunities Fund	Fund	AIM Charter Fund	Fund	Equity Fund	Equity Fund	Fund	Fund	Fund
Outstanding at January 1, 2006	1,212	24	—	109	49	37	1,478	—	451
Activity during 2006:
Issued	594	14	55	14	29	1	1,329	—	1,641
Redeemed	(506)	(5)	(15)	(10)	(3)	(38)	(1,721)	—	(1,900)

Outstanding at December 31, 2006	1,300	33	40	113	75	—	1,086	—	192
Activity during 2007:
Issued	473	13	5	3	91	—	17	318	1,686
Redeemed	(921)	(14)	(5)	(28)	(22)	—	(930)	(18)	(1,013)

Outstanding at December 31, 2007	852	32	40	88	144	—	173	300	865

7. UNITS ISSUED AND REDEEMED (Continued)

	AllianceBernstein			Allianz NFJ			American Century		American Funds
	Small/Mid Cap Value	AllianceBernstein	Allianz CCM Capital	Dividend Value	Allianz NFJ Small-Cap	Allianz OCC	Equity Income	American Century	Bond Fund of
(In thousands)	Fund	Value Fund	Appreciation Fund	Fund	Value Fund	Renassiance Fund	Fund	Ultra Fund	America
Outstanding at January 1, 2006	867	11	—	—	2,458	454	603	17	9,260
Activity during 2006:
Issued	1,556	37	—	—	284	62	2,369	11	4,783
Redeemed	(646)	(2)	—	—	(726)	(119)	(159)	(7)	(6,495)

Outstanding at December 31, 2006	1,777	46	—	—	2,016	397	2,813	21	7,548
Activity during 2007:
Issued	479	28	1	168	224	30	5,005	3	3,451
Redeemed	(1,578)	(10)	—	(4)	(984)	(113)	(6,995)	(15)	(1,771)

Outstanding at December 31, 2007	678	64	1	164	1,256	314	823	9	9,228

	American Funds	American Funds	American Funds	American Funds
	Growth Fund of	Income Fund of	Investment Company	EuroPacific Growth	Cohen & Steers Realty	Columbia Acorn	Columbia Acorn	Columbia Marsico	Davis New York
(In thousands)	America	America	of America	Fund	Income Fund	International	USA	Growth Fund	Venture Fund
Outstanding at January 1, 2006	15,587	9,610	7,605	1,145	471	—	561	—	3,746
Activity during 2006:
Issued	4,564	2,177	675	2,419	603	—	1,376	144	7,724
Redeemed	(4,304)	(5,772)	(898)	(332)	(119)	—	(71)	(3)	(3,105)

Outstanding at December 31, 2006	15,847	6,015	7,382	3,232	955	—	1,866	141	8,365
Activity during 2007:
Issued	3,225	1,380	1,634	2,058	620	76	991	5,630	3,288
Redeemed	(6,106)	(1,798)	(923)	(225)	(644)	(10)	(2,398)	(258)	(7,406)

Outstanding at December 31, 2007	12,966	5,597	8,093	5,065	931	66	459	5,513	4,247

							Fidelity Advisor
		Dreyfus	Eaton Vance Floating	Eaton Vance Large-	Federated Capital	Federated	Equity Growth	Fidelity Advisor Mid	Fidelity Advisor
(In thousands)	Delaware Trend Fund	Appreciation Fund	-Rate Fund	Cap Value Fund	Appreciation Fund	Kaufmann Fund	Fund	Cap Fund	Overseas Fund
Outstanding at January 1, 2006	570	1,314	737	—	10	141	115	214	254
Activity during 2006:
Issued	120	2,216	1,829	—	9	123	34	—	286
Redeemed	(119)	(1,673)	(515)	—	(4)	(13)	(44)	(22)	(313)

Outstanding at December 31, 2006	571	1,857	2,051	—	15	251	105	192	227
Activity during 2007:
Issued	54	1,684	926	1,731	2,230	1,627	6,653	—	75
Redeemed	(117)	(1,144)	(2,794)	(17)	(13)	(747)	(187)	(35)	(67)

Outstanding at December 31, 2007	508	2,397	183	1,714	2,232	1,131	6,571	157	235

7. UNITS ISSUED AND REDEEMED (Continued)

	Janus Advisor Forty	Janus Advisor Mid	JPMorgan Multi-Cap	JPMorgan Small	Lord Abbett Affiliated	Lord Abbett Bond-	Lord Abbett Mid-	MFS® Core Growth	MFS® Mid Cap
(In thousands)	Fund	Cap Growth Fund	Market Neutral Fund	Cap Growth Fund	Fund	Debenture Fund	Cap Value Fund	Fund	Growth Fund
Outstanding at January 1, 2006	—	—	—	—	68	1,956	2,983	1,618	307
Activity during 2006:
Issued	—	—	1,454	—	1,157	628	991	3,000	47
Redeemed	—	—	(15)	—	(19)	(764)	(423)	(1,559)	(65)

Outstanding at December 31, 2006	—	—	1,439	—	1,206	1,820	3,551	3,059	289
Activity during 2007:
Issued	6,858	1,143	570	37	848	319	1,523	5,653	32
Redeemed	(1,465)	(3)	(1,945)	(1)	(550)	(630)	(2,374)	(6,543)	(37)

Outstanding at December 31, 2007	5,393	1,140	64	36	1,504	1,509	2,700	2,169	284

							PIMCO
		Oppenheimer				Oppenheimer	Commodity
	MFS® Research	Capital Appreciation	Oppenheimer Global	Oppenheimer Main	Oppenheimer Main	Quest Opportunity	RealReturn	PIMCO Low	PIMCO Real
(In thousands)	International Fund	Fund	Fund	Street Fund®	Street Small Cap Fund®	Value Fund	Strategy Fund	Duration Fund	Return Fund
Outstanding at January 1, 2006	355	34	350	334	217	98	687	—	141
Activity during 2006:
Issued	185	36	1,046	21	682	4	927	—	173
Redeemed	(111)	(11)	(825)	(88)	(836)	(22)	(86)	—	(77)

Outstanding at December 31, 2006	429	59	571	267	63	80	1,528	—	237
Activity during 2007:
Issued	120	42	101	38	57	—	1,005	95	2,637
Redeemed	(135)	(16)	(306)	(48)	(13)	(7)	(452)	(31)	(146)

Outstanding at December 31, 2007	414	85	366	257	107	73	2,081	64	2,728

						Putnam Fund for	Putnam
	PIMCO Total Return	Pioneer Emerging		Pioneer High Yield	Pioneer Small Cap	Growth and	International	Putnam Voyager	Seligman Capital
(In thousands)	Fund	Markets Fund	Pioneer Fund	Fund	Value Fund	Income	Equity Fund	Fund	Fund
Outstanding at January 1, 2006	7,844	—	921	66	35	53	331	1,176	—
Activity during 2006:
Issued	13,312	107	3,021	81	26	52	62	573	—
Redeemed	(5,185)	(6)	(641)	(17)	(7)	(57)	(57)	(1,133)	—

Outstanding at December 31, 2006	15,971	101	3,301	130	54	48	336	616	—
Activity during 2007:
Issued	14,583	226	1,131	71	17	2	56	3,610	2
Redeemed	(12,793)	(71)	(4,311)	(28)	(7)	(9)	(90)	(4,157)	—

Outstanding at December 31, 2007	17,761	256	121	173	64	41	302	69	2

7. UNITS ISSUED AND REDEEMED (Continued)

				Van Kampen		Van Kampen
	Seligman Smaller-Cap	Templeton Foreign	Templeton Growth	Aggressive Growth	Van Kampen Comstock	Equity & Income
(In thousands)	Value Fund	Fund	Fund	Fund	Fund	Fund
Outstanding at January 1, 2006	210	1,492	1,153	205	2,672	1,390
Activity during 2006:
Issued	225	367	358	29	4,415	73
Redeemed	(43)	(228)	(675)	(47)	(4,549)	(830)

Outstanding at December 31, 2006	392	1,631	836	187	2,538	633
Activity during 2007:
Issued	24	300	219	18	307	5,317
Redeemed	(233)	(343)	(161)	(49)	(1,598)	(330)

Outstanding at December 31, 2007	183	1,588	894	156	1,247	5,620

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheet of Merrill Lynch Life Insurance Company (the Company) as of December 31, 2007, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financials statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2007, and the results of its operations and its cash flows for the year then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 14, 2008

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the “Company”) as of December 31, 2006, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for each of the two years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006, and the results of its operations and it cash flows for each of the two years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York
March 2, 2007

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands)	2007	2006
ASSETS

Investments
Fixed maturity available-for-sale securities, at estimated fair value	$1,411,730	$1,570,383
Equity available-for-sale securities, at estimated fair value	37,182	72,728
Limited partnerships	18,785	11,417
Policy loans on insurance contracts	948,625	968,874

	2,416,322	2,623,402

Cash and Cash Equivalents	158,633	230,586

Accrued Investment Income	39,626	47,548

Deferred Policy Acquisition Costs	—	285,648

Deferred Sales Inducements	—	20,606

Value of Business Acquired	574,950	—

Other Intangibles	74,930	—

Goodwill	156,880	—

Federal Income Taxes — Current	6,641	—

Federal Income Taxes — Deferred	2,031	—

Reinsurance Receivables	5,440	10,522

Receivables from Securities Sold	—	23,921

Other Assets	40,741	49,241

Separate Accounts Assets	11,232,996	11,330,397

Total Assets	$14,709,190	$14,621,871

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands, except common stock par value and shares)	2007	2006
LIABILITIES
Policyholder Liabilities and Accruals
Policyholder account balances	$1,900,837	$2,047,973
Future policy benefits	396,760	408,681
Claims and claims settlement expenses	42,405	42,426

	2,340,002	2,499,080

Other Policyholder Funds	4,703	6,973

Federal Income Taxes — Current	—	16,295

Federal Income Taxes — Deferred	—	2,846

Payables for Securities Purchased	1,399	40,319

Affiliated Payables — Net	—	9,982

Unearned Policy Charge Revenue	—	35,545

Other Liabilities	10,954	11,398

Separate Accounts Liabilities	11,232,996	11,330,397

Total Liabilities	13,590,054	13,952,835

STOCKHOLDER’S EQUITY
Common stock ($10 par value; authorized: 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,116,636	397,324
Accumulated other comprehensive loss, net of taxes	—	(10,233)
Retained earnings	—	279,445

Total Stockholder’s Equity	1,119,136	669,036

Total Liabilities and Stockholder’s Equity	$14,709,190	$14,621,871

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Earnings

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Revenues
Policy charge revenue	$267,586	$264,669	$304,848
Net investment income	136,416	142,617	147,730
Net realized investment gains	2,055	1,236	2,622

Total Net Revenues	406,057	408,522	455,200

Benefits and Expenses
Interest credited to policyholder liabilities	93,978	101,837	106,444
Policy benefits (net of reinsurance recoveries: 2007 - $15,311; 2006 - $14,536; 2005 - $17,706)	42,286	39,158	47,270
Reinsurance premium ceded	28,292	26,919	26,322
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Insurance expenses and taxes	59,846	59,248	59,396

Total Benefits and Expenses	246,466	269,499	365,713

Earnings Before Federal Income Taxes	159,591	139,023	89,487

Federal Income Tax Expense (Benefit)
Current	37,982	40,293	32,083
Deferred	11,090	3,993	(9,960)

Total Federal Income Tax Expense	49,072	44,286	22,123

Net Earnings	$110,519	$94,737	$67,364

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Comprehensive Income

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Earnings	$110,519	$94,737	$67,364

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities:
Net unrealized holding gains (losses) arising during the period	4,072	1,403	(48,849)
Reclassification adjustment for (gains) losses included in net earnings	56	(524)	(2,851)

	4,128	879	(51,700)

Adjustments for policyholder liabilities	(4,795)	1,377	11,704
Adjustments for deferred federal income taxes	233	(790)	13,999

	(4,562)	587	25,703

Total other comprehensive income (loss), net of taxes	(434)	1,466	(25,997)

Comprehensive Income	$110,085	$96,203	$41,367

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Stockholder’s Equity

			Accumulated
		Additonal	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
(dollars in thousands)	stock	capital	income (loss)	earnings	equity
Balance, January 1, 2005 (Predecessor)	$2,500	397,324	14,298	297,344	711,466

Net earnings				67,364	67,364

Other comprehensive loss, net of taxes			(25,997)		(25,997)

Balance, December 31, 2005 (Predecessor)	2,500	397,324	(11,699)	364,708	752,833

Net earnings				94,737	94,737

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(180,000)	(180,000)

Other comprehensive income, net of taxes			1,466		1,466

Balance, December 31, 2006 (Predecessor)	2,500	397,324	(10,233)	279,445	669,036

Net earnings				110,519	110,519

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(193,731)	(193,731)

Other comprehensive loss, net of taxes			(434)		(434)

Balance, at date of acquisition (Predecesor)	2,500	397,324	(10,667)	196,233	585,390

Effect of pushdown accounting of AEGON USA, Inc.’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired (see Note 3)		719,312	10,667	(196,233)	533,746

Balance, December 31, 2007 (Successor)	$2,500	$1,116,636	$—	$—	$1,119,136

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Operating Activities:
Net earnings	$110,519	$94,737	$67,364
Noncash items included in earnings:
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Capitalization of policy acquisition costs	(31,206)	(31,796)	(29,954)
Amortization of deferred sales inducements	2,294	944	352
Capitalization of sales inducements	(14,294)	(13,252)	(8,650)
Accretion (amortization) of unearned policy charge revenue	1,941	(10,357)	(68,309)
Capitalization of unearned policy charge revenue	291	298	1,692
Amortization of investments	3,008	7,350	9,476
Limited partnership asset distributions	(610)	—	—
Interest credited to policyholder liabilities	93,978	101,837	106,444
Change in guaranteed benefit liabilities	(4,034)	(2,218)	1,797
Deferred federal income tax expense (benefit)	11,090	3,993	(9,960)
(Increase) decrease in operating assets:
Trading account securities	—	28,148	642
Accrued investment income	7,922	4,918	5,180
All other assets — net	2,603	(11,675)	(2,459)
Increase (decrease) in operating liabilities:
Claims and claims settlement expenses	(21)	11,279	(3,998)
Other policyholder funds	(2,270)	5,025	(5,276)
All other liabilities — net	(26,874)	10,907	(4,170)
Other operating activities:
Net realized investment gains	(2,055)	(1,236)	(2,622)

Net cash and cash equivalents provided by operating activities	174,346	241,239	183,830

Cash Flows From Investing Activities:
Proceeds from (payments for):
Sales of available-for-sale securities	262,046	390,637	369,222
Maturities of available-for-sale securities	295,271	160,863	191,749
Purchases of available-for-sale securities	(376,215)	(236,551)	(503,621)
Sales of limited partnerships	860	1,028	3,466
Purchases of limited partnerships	—	(250)	(2,349)
Policy loans on insurance contracts – net	20,249	23,269	37,893

Net cash and cash equivalents provided by investing activities	202,211	338,996	96,360

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Financing Activities:
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	$(193,731)	$(180,000)	$—
Policyholder deposits (excludes internal policy replacement deposits)	632,846	685,069	623,148
Policyholder withdrawals (including transfers from separate accounts	(887,625)	(911,037)	(911,222)

Net cash and cash equivalents used in financing activities	(448,510)	(405,968)	(288,074)

Net increase (decrease) in cash and cash equivalents	(71,953)	174,267	(7,884)

Cash and cash equivalents, beginning of year	230,586	56,319	64,203

Cash and cash equivalents, end of year	$158,633	$230,586	$56,319

Supplementary Disclosure of Cash Flow Information:
Cash paid for:
Federal income taxes	$60,918	$41,570	$38,127
Interest	501	494	332
See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Notes to Financial Statements
(Dollars in Thousands)
Note 1. Acquisition of Merrill Lynch Insurance Company by AEGON USA, Inc.
On December 28, 2007 (the “Acquisition Date”), Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AEGON USA, Inc. (“AUSA”) for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 3 for additional information on the purchase price and goodwill related to this transaction.
Note 2. Summary of Significant Accounting Policies
Description of Business
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”), a wholly owned broker-dealer subsidiary of ML&Co.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s Financial Statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangibles, the acquisition is being accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the Acquisition Date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the Acquisition Date becomes available.
In addition, as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the Acquisition Date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, Balance Sheet amounts at December 31, 2007 are representative of the successor basis of accounting while Statements of Earnings, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial Statements included herein for periods prior and subsequent to the Acquisition Date are labeled “Predecessor” and “Successor”, respectively. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date herein.
Certain amounts in the predecessor financial statements have been reclassified to conform to the presentation of the successor and the current year presentation.
Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, goodwill, value of business acquired, other intangible assets, insurance and investment contract liabilities, income taxes and potential effects of resolved litigated matters.
Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Investments

The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the FIFO basis. Investment transactions are recorded on the trade date.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (or similar rating agency) rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.
Investments in limited partnerships are carried at cost. In accordance with push-down accounting, the original cost basis has been adjusted to reflect the estimated fair value. The Company has investments in three limited partnerships that are not publicly traded. Based on the review of the underlying investments of the partnerships, management has estimated the fair value of two of the partnerships as equal to its underlying equity share and the third partnership equal to zero. Prior to December 28, 2007, management had estimated the fair value of two of the partnerships as equal to cost and the third partnership equal to zero.
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. The estimated fair value of cash and cash equivalents approximates the carrying value.
Deferred Policy Acquisition Costs (“DAC”)

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
As of December 31, 2007, the DAC balance was zero as a result of push-down accounting at the Acquisition Date.
Deferred Sales Inducements (“DSI”)

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.
As of December 31, 2007, the DSI balance was zero as a result of push-down accounting at the Acquisition Date.
Value of Business Acquired (“VOBA”)

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for VOBA.
Other Intangibles

Other intangible assets that were acquired at the Acquisition Date are a distribution agreement, a tradename and a non-compete agreement. The tradename and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles will be reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the other intangibles.
Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, “Goodwill and Other Intangible Assets”, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. When considered impaired, the carrying amounts are written down to fair value based primarily on discounted cash flows. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the acquired goodwill.
Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.
Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

Interest-sensitive life products	4.00% - 4.85%
Interest-sensitive deferred annuities	1.60% - 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	Successor	Predecessor
Interest rates used for liabilities	2.55% - 5.50%	3.00% - 11.00%
Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Earnings.
As of December 31, 2007, the UPCR balance was zero as a result of push-down accounting at the Acquisition Date.
Federal Income Taxes

The results of operations of the Company through December 28, 2007 were included in the consolidated Federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 3 and 7.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Recent Accounting Pronouncements

In December 2007, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 141 (revised 2007), “Business Combinations” (“SFAS 141(R)”). This statement replaces SFAS No. 141, “Business Combinations” (“SFAS 141”) and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its Financial Statements.
In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements” (“SFAS 160”). This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its Financial Statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of SFAS No. 157, Fair Value Measurements. Prior to the acquisition by AUSA, the Company early adopted SFAS No. 159 as of the first quarter 2007, but did not elect the fair value option for any of its existing assets or liabilities and therefore, the adoption did not have an impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 159 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
On January 1, 2007, the Company adopted Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company’s practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company’s Financial Statements.
In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted, provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. Prior to the acquisition by AUSA, the Company had early adopted SFAS No. 157 as of the first quarter 2007, which did not have a material impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 157 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company’s Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company adopted FIN 48 in the first quarter of 2007. The adoption of FIN 48 did not have an impact on the Company’s Financial Statements. As a result of the Company’s election for federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligation that existed prior to the Acquisition Date.
Note 3. Purchase Price Allocation and Goodwill — Preliminary
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities is based on their relative fair value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date.

In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the Acquisition Date. The Company anticipates further refinement of the estimated fair values during the year as additional information relative to the fair values as of the Acquisition Date become available. Based upon AUSA’s method of attributing the purchase price to the entities acquired, refinements to the estimated fair values may result in changes to the purchase price of each of the entities. In no case will the adjustments extend beyond one year from the Acquisition Date.
In connection with the purchase of the Company discussed in Note 1, ML&Co. has agreed to make an additional payment to AUSA for the cost, if any, of making an election to determine policy acquisition costs to be capitalized for tax purposes without regard to the Company’s general expenses for its tax year ended December 31, 2008. If such a payment is made, it is not expected to have a material impact on any of the push-down accounting adjustments.
The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values at December 28, 2007, and the resulting goodwill, are presented below.

	Successor
Total Purchase Price		$1,249,974
Purchase price allocated to MLNY		130,838

Purchase price allocated to the Company		1,119,136

Net Assets acquired prior to purchase accounting adjustments	$585,390

Adjustments to reflect assets acquired at fair value:
Fixed maturity available-for-sale securities	(2,020)
Equity available-for-sale securities	(236)
Limited partnerships	8,601
Elimination of historical DAC	(294,790)
Elimination of historical DSI	(32,606)
VOBA	574,950
Value of distribution agreements acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230
Reinsurance receivables	(3,828)
Other assets	(510)

Adjustments to reflect liabilities assumed at fair value:
Policyholder account balances	601
Future policy benefits	(1,584)
Federal income taxes — deferred	15,734
Elimination of historical UPCR	37,777
Other liabilities	(153)

Net Fair Value of Assets Acquired and Liabilities Assumed		962,256

Goodwill Resulting from the Acquisition		$156,880

The entire amount of goodwill is expected to be deductible for income tax purposes.
Other Intangible Assets

VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the Acquisition Date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the tradename and the non-compete agreement reflects the estimated fair value of the tradename and the non-compete agreement at the Acquisition Date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the tradename and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the Acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the tradename and the non-compete agreement intangible assets.
The fair values of VOBA and the distribution agreement, tradename, and the non-compete intangibles acquired at the Acquisition Date are as follows:

Successor
VOBA	$574,950
Value of distribution agreement acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230

Total value of amortizable intangible assets acquired, excluding goodwill	$649,880

The estimated future amortization of VOBA and the distribution agreement, tradename, and the non-compete intangibles from 2008 to 2012 are as follows:

Successor
2008	$50,304
2009	$47,908
2010	$47,712
2011	$45,764
2012	$42,742
Note 4. Estimated Fair Value of Financial Instruments
Estimated Fair Value
As a result of the acquisition, all assets and liabilities acquired have been valued based on management’s best estimate of their fair value as of the Acquisition Date. See Note 2 for additional information regarding the determination of fair value.
Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31, 2006 were:

Predecessor
2006
Assets:
Fixed maturity securities	$1,570,383
Equity securities	72,728
Limited partnerships	11,417
Policy loans on insurance contracts	968,874
Cash and cash equivalents	230,586
Separate accounts assets	11,330,397

Total assets	$14,184,385

Liabilities:
Policyholder account balances (1)	$2,047,973
Separate accounts liabilities	11,330,397

Total liabilities	$13,378,370

(1)	The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Corporate debt securities	$1,080,552
Mortgage-backed securities and other asset backed securities	208,582
U.S. Government and agencies	102,097
Foreign governments	18,790
Municipals	1,709

Total fixed maturity securities	$1,411,730

Equity securities:
Preferred stocks	$37,182

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
	Cost/	Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate debt securities	$1,424,640	$7,509	$22,568	$1,409,581
Mortgage-backed securities and other asset backed securities	91,956	226	376	91,806
U.S. Government and agencies	44,363	200	419	44,144
Foreign governments	21,281	321	648	20,954
Municipals	3,956	38	96	3,898

Total fixed maturity securities	$1,586,196	$8,294	$24,107	$1,570,383

Equity securities:
Preferred stocks	$70,021	$2,869	$162	$72,728

In accordance with push-down accounting implemented at December 28, 2007, there were no unrealized losses incurred at December 31, 2007. Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

	Predecessor
	2006
	Less than 12 months		More than 12 Months		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturity securities:
Corporate debt securities	$116,759	$1,074	$961,147	21,494	$1,077,906	$22,568
Foreign governments	62	—	17,844	648	17,906	648
U.S. Government and agencies	15,057	143	21,862	276	36,919	419
Mortgage-backed securities and other asset backed securities	5,555	15	14,886	361	20,441	376
Municipals	2,104	96	—	—	2,104	96

Equity securities:
Preferred stocks	17,408	134	483	28	17,891	162

Total temporarily impaired securities	$156,945	$1,462	$1,016,222	$22,807	$1,173,167	$24,269

Unrealized losses incurred during 2006 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company had the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities during 2007 and 2006. During 2005, the Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937.
The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Due in one year or less	$342,031
Due after one year through five years	538,779
Due after five years through ten years	215,646
Due after ten years	106,692

1,203,148

Mortgage-backed securities and other asset backed securities	208,582

Total fixed maturity securities	$1,411,730

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
Fixed maturity securities:
Due in one year or less	$288,695	$286,606
Due after one year through five years	827,644	813,813
Due after five years through ten years	284,352	283,360
Due after ten years	93,549	94,798

	1,494,240	1,478,577

Mortgage-backed securities and other asset backed securities	91,956	91,806

Total fixed maturity securities	$1,586,196	$1,570,383

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

Successor
2007
Estimated
Fair
Value (1)
AAA	$348,432
AA	222,623
A	468,078
BBB	360,156
Below investment grade	12,441

Total fixed maturity securities	$1,411,730

Investment grade	99%
Below investment grade	1%

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
AAA	$260,478	$258,082
AA	307,490	303,167
A	533,715	527,398
BBB	467,182	464,259
Below investment grade	17,331	17,477
Total fixed maturity securities	$1,586,196	$1,570,383
Investment grade	99%	99%
Below investment grade	1%	1%
At December 31, 2007 and 2006, the carrying value of fixed maturity securities rated BBB- were $61,063 and $58,695, respectively, which is the lowest investment grade rating given by Standard and Poor’s.
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31, 2006 were as follows:

Predecessor
2006
Assets:
Fixed maturity securities	$(15,813)
Equity securities	2,707

(13,106)

Liabilities:
Policyholder account balances	2,636
Federal income taxes — deferred	(5,509)

(2,873)

Stockholder equity:
Accumulated other comprehensive loss, net of taxes	$(10,233)

As of December 31, 2007, accumulated other comprehensive loss, net of taxes was zero as a result of push-down accounting at the Acquisition Date.
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Proceeds	$262,046	$390,637	$369,222
Gross realized investment gains	4,119	4,533	7,026
Gross realized investment losses	2,064	4,009	4,175
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $152,277, $201,738 and $191,302 for the years ended December 31, 2007, 2006 and 2005, respectively.
During 2007, 2006 and 2005 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
The Company had investment securities with a carrying value of $23,136 and $22,355 that were deposited with insurance regulatory authorities at December 31, 2007 and 2006, respectively.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income (loss) by source for the years ended December 31 was as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$72,597	$84,176	$91,754
Policy loans on insurance contracts	49,497	50,755	51,346
Cash and cash equivalents	9,976	6,030	2,673
Equity securities	3,593	4,739	4,313
Limited partnerships	3,223	15	483
Other	113	(149)	38

Gross investment income	138,999	145,566	150,607
Less investment expenses	(2,583)	(2,949)	(2,877)

Net investment income	$136,416	$142,617	$147,730

Net realized investment gains (losses) for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$1,727	$447	$2,854
Equity securities	328	77	(3)
Limited partnerships	—	—	(311)
Trading account securities	—	712	82

Net realized investment gains	$2,055	$1,236	$2,622

The Company maintained a trading portfolio comprised of convertible debt and equity securities that was liquidated in the first quarter 2006. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 at December 31, 2005.
Note 5. DAC, DSI and UPCR
DAC
The components of amortization of DAC for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal amortization — variable life and annuity insurance products	$48,575	$58,994	$44,415
Unlocking — variable life insurance products	(16,795)	1,055	55,492
Unlocking — variable annuity insurance products	(9,716)	(17,712)	26,374

Total amortization of DAC	$22,064	$42,337	$126,281

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach. However, this amount was partially offset by unfavorable unlocking resulting from revised lapse assumptions relating to certain variable annuity products.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking, consistent with the application of the reversion to the mean approach.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.
DSI
During 2005, the Company introduced a variable annuity product in which certain contracts contain sales inducements. The components of amortization of DSI for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Amortization	$(2,355)	$(1,884)	$(352)
Unlocking	61	940	—

Total amortization of DSI	$(2,294)	$(944)	$(352)

UPCR
The components of accretion (amortization) of UPCR for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal accretion — variable life insurance products	$2,874	$8,825	$400
Unlocking — variable life insurance products	(4,815)	1,532	67,909

Total accretion (amortization) of UPCR	$(1,941)	$10,357	$68,309

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking. The decrease in normal UPCR accretion during 2007 is attributable to higher mortality as compared to 2006.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.
During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.
As previously discussed in Note 2, as of December 31, 2007, the DAC, DSI and UPCR balances were zero as a result of push-down accounting at the Acquisition Date.
Note 6. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.
The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	Successor				Predecessor
	2007				2006
	GMDB	GMIB		GMWB	GMDB	GMIB		GMWB
Net amount at risk (1)	$612,749	$14,149		$1,866	$693,011	$1,906		$91

Average attained age of contract owners	68	60		71	68	59		71

Weighted average period remaining until expected annuitization	n/a	6.8	yrs	n/a	n/a	7.6	yrs	n/a

(1)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance at January 1, 2006 (Predecessor)	$106,209	$2,245

Guaranteed benefits incurred	28,405	(2,547)
Guaranteed benefits paid	(22,622)	—
Unlocking	(11,691)	1,007

Balance at December 31, 2006 (Predecessor)	100,301	705

Guaranteed benefits incurred	24,699	478
Guaranteed benefits paid	(16,902)	—
Unlocking	(22,390)	393
Push-down accounting adjustment (see Note 3)	(11,067)	(1,576)

Balance at December 31, 2007 (Successor)	$74,641	$—

During 2007 and 2006, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities.

The Company also records liabilities, which can be either positive or negative, for contracts containing GMWB provisions and for the reinsurance of GMIB provisions (“GMIB reinsurance”) for variable annuities based on the fair value of the underlying benefit. These liabilities are recorded as a component of future policy benefits in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (“FAS 133”), the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The GMIB reinsurance liability is considered a fair value item and is also valued in accordance with FAS 133. In general, the GMIB reinsurance liability represents the present value of future reinsurance deposits net of reinsurance recoverables less a provision for required profit.
The variable annuity GMWB and GMIB reinsurance liabilities for the years ended December 31 were as follows:

		GMIB
	GMWB	Reinsurance
Balance at December 31, 2006 (Predecessor)	$—	$5,077

Changes in fair value	13,865	(4,333)

Balance at December 31, 2007 (Successor)	$13,865	$744

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Successor
	2007
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,404,287	984,755	717,798	215,326	8,142	$5,330,308
GMDB and GMIB	1,624,427	383,453	403,003	44,436	21,175	2,476,494
GMDB and GMWB	327,786	72,025	90,578	8,759	8,866	508,014
GMWB only	129,217	28,392	37,188	989	3,552	199,338
GMIB only	99,073	14,326	24,623	2,055	3,146	143,223
No guaranteed benefit	25,430	6,151	9,754	1,479	937	43,751

Total	$5,610,220	1,489,102	1,282,944	273,044	45,818	$8,701,128

	Predecessor
	2006
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,911,104	1,151,001	710,581	220,210	5,767	$5,998,663
GMDB and GMIB	1,564,167	392,969	302,442	55,578	17,947	2,333,103
GMDB and GMWB	120,914	28,925	32,371	3,527	4,759	190,496
GMWB only	58,397	15,615	17,273	1,916	2,292	95,493
GMIB only	64,012	11,195	13,824	848	2,679	92,558
No guaranteed benefit	15,838	4,464	5,429	2,010	687	28,428

Total	$5,734,432	1,604,169	1,081,920	284,089	34,131	$8,738,741

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company’s estimate of the likelihood of future GMDB claims.
The variable life GMDB liabilities for the years ended December 31 were as follows:

GMDB
Balance at January 1, 2006 (Predecessor)	$2,132

Guaranteed benefits incurred	154
Guaranteed benefits paid	—

Balance at December 31, 2006 (Predecessor)	2,286

Guaranteed benefits incurred	155
Guaranteed benefits paid	—
Push-down accounting adjustment (see Note 3)	(2,441)

Balance at December 31, 2007 (Successor)	$—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	Successor	Predecessor
	2007	2006
Balanced	$999,501	$1,013,969
Equity	966,850	983,622
Bond	313,625	342,893
Money Market	251,892	251,172

Total	$2,531,868	$2,591,656

Note 7. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate versus the reported provision for income taxes for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Provisions for income taxes computed at Federal statutory rate	$55,857	$48,658	$31,320
Decrease in income taxes resulting from:
Dividend received deduction	(4,783)	(3,657)	(8,615)
Foreign tax credit	(2,002)	(715)	(582)

Federal income tax provision	$49,072	$44,286	$22,123

Effective tax rate	31%	32%	25%
The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
DAC	$5,141	$(288)	$(29,060)
Deferred sales inducements	4,200	4,308	2,904
Policyholder account balances	3,149	(6,168)	(9,361)
Liability for guaranty fund assessments	100	275	93
Other	97	(387)	(3,497)
Investment adjustment	19	557	5,645
UPCR	(781)	3,521	23,316
Reinsurance adjustments	(835)	2,175	0

Deferred Federal income tax provision (benefit)	$11,090	$3,993	$(9,960)

Deferred tax assets and liabilities at December 31 were as follows:

	Successor	Predecessor
	2007	2006 (1)
Deferred tax assets:
DAC	$137,200	$—
Tax VOBA	10,358	—
Liability for guaranty fund assessments	2,031	2,102
Policyholder account balances	56,549	64,914
UPCR	—	12,440
Net unrealized investment loss on investment securities	—	5,510

Total deferred tax assets	206,138	84,966

Deferred tax liabilities:
Book VOBA	204,107	—
DAC	—	77,469
DSI	—	7,212
Reinsurance adjustments	—	2,175
Investment adjustments	—	791
Other	—	165

Total deferred tax liabilities	204,107	87,812

Net deferred tax asset (liability)	$2,031	$(2,846)

(1)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for Federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FASB Interpretation No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2006 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no such interest and penalties in its financial statements for the years ended December 31, 2007 and 2006.

The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for Federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligations that existed prior to the Acquisition Date.
The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The Company has no valuation allowance related to its deferred tax assets as of December 31, 2007, and no change in valuation allowance since December 31, 2006. Management believes it is more likely than not that the Company or the affiliated consolidated group will generate sufficient taxable income in the appropriate carryforward periods to realize the benefit of its deferred tax assets.
Note 8. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2007, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $602 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2007 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$9,381,082	$2,449,837	$954	$6,932,199	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2007, 52% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 9. Related Party Transactions
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017, $29,692 and $33,127 for 2007, 2006 and 2005, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $501, $494 and $332 for 2007, 2006 and 2005, respectively. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916, $57,298 and $54,058 for

2007, 2006 and 2005, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 2. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 were $1,681.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements are included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560, $2,492 and $2,528 during 2007, 2006 and 2005, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 was $16,588.
Subsequent to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Note 10. Stockholder’s Equity and Statutory Regulations
During 2007, the Company paid cash dividends of $193,731 to its former parent, MLIG, of which $41,560 were ordinary dividends. During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend.
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2007 and 2006 were $366,011 and $418,100, respectively. At December 31, 2007 and 2006, approximately $36,351 and $41,560, respectively, of stockholder’s equity was available for dividend distribution that does not require approval by the Arkansas Insurance Department.
The Company’s statutory net income for 2007, 2006, and 2005 was $108,791, $193,731 and $117,262, respectively.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2007 and 2006, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 11. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2007 and 2006, the Company’s estimated liability for future guaranty fund assessments was $5,720 and $6,005, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 12. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company’s Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities. Subsequent to the Acquisition Date, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – Annuities, Life Insurance and Other, while the successor information is shown under the new basis, two segments – Annuities and Life Insurance.
The following tables summarize each business segment’s contribution to consolidated earnings for the years ended December 31.

	Predecessor
	2007
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$184,910	$82,676	$—	$267,586
Net interest spread (1)	14,121	13,991	14,326	42,438
Net realized investment gains	1,264	684	107	2,055

Net Revenues	200,295	97,351	14,433	312,079

Policy benefits	15,291	26,995	—	42,286
Reinsurance premiums ceded	6,127	22,165	—	28,292
Amortization of DAC	24,829	(2,765)	—	22,064
Insurance expenses and taxes	51,424	8,422	—	59,846

Net Benefits and Expenses	97,671	54,817	—	152,488

Earnings Before federal income taxes	102,624	42,534	14,433	159,591

Federal income tax expense	30,380	13,640	5,052	49,072

Net Earnings	$72,244	$28,894	$9,381	$110,519

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$169,395	$95,274	$—	$264,669
Net interest spread (1)	16,208	14,759	9,813	40,780
Net realized investment gains (losses)	1,065	(633)	804	1,236

Net Revenues	186,668	109,400	10,617	306,685

Policy benefits	21,129	18,029	—	39,158
Reinsurance premiums ceded	5,988	20,931	—	26,919
Amortization of DAC	22,185	20,152	—	42,337
Insurance expenses and taxes	49,710	9,538	—	59,248

Net Benefits and Expenses	99,012	68,650	—	167,662

Earnings before federal income taxes	87,656	40,750	10,617	139,023

Federal income tax expense	27,639	12,931	3,716	44,286

Net Earnings	$60,017	$27,819	$6,901	$94,737

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2005
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$152,818	$152,030	$—	$304,848
Net interest spread (1)	18,542	15,025	7,719	41,286
Net realized investment gains (losses)	3,371	(521)	(228)	2,622

Net Revenues	174,731	166,534	7,491	348,756

Policy benefits	26,463	20,807	—	47,270
Reinsurance premiums ceded	5,680	20,642	—	26,322
Amortization of DAC	58,263	68,018	—	126,281
Insurance expenses and taxes	50,669	8,727	—	59,396

Net Benefits and Expenses	141,075	118,194	—	259,269

Earnings before federal income taxes	33,656	48,340	7,491	89,487

Federal income tax expense	5,363	14,138	2,622	22,123

Net Earnings	$28,293	$34,202	$4,869	$67,364

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.
The following tables represent select balance sheet information for the years ended December 31.

	Successor
	2007
		Life
	Annuities	Insurance	Total
Total assets	$10,120,795	$4,588,395	$14,709,190
Total policyholder liabilities and accruals	716,959	1,623,043	2,340,002

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Total assets	$9,873,167	$4,479,664	$269,040	$14,621,871
Total policyholder liabilities and accruals	810,770	1,688,310	—	2,499,080
The following table summarizes the Company’s net revenues by contract type for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Annuities:
Variable annuities	$190,879	$176,988	$161,370
Interest-sensitive annuities	9,416	9,680	13,361

Total Annuities	200,295	186,668	174,731

Life Insurance:
Variable life	87,949	101,434	157,312
Interest-sensitive whole life	9,402	7,966	9,222

Total Life Insurance	97,351	109,400	166,534

Other	14,433	10,617	7,491

Net Revenues (1)	$312,079	$306,685	$348,756

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.
******

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)	Financial Statements
(1)
Financial Statements of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2007, and for the two years ended December 31, 2007 and the Notes relating thereto appear in the Statement of Additional Information.

	(2)		Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2007 and the Notes relating thereto appear in the Statement of Additional Information.
(b)	Exhibits
(1)
Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)

	(2)		Not Applicable.
	(3)	(a)
Form of Underwriting Agreement between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Merrill Lynch Life Variable Annuity Separate Account A’s Registration Statement on Form N-4 under the Securities Act of 1933, File No. 333-118362, filed April 25, 2008.)

(b)
Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(c)
Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(d)
Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

	(4)	(a)	Form of Contract for the Flexible Premium Individual Variable Annuity. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)
		(b)	Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)
(c)
Endorsement for Withdrawals Not Subject To A Contingent Deferred Sales Charge. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)

		(d)	Death Benefit Endorsement ML056. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)
		(e)	Guaranteed Minimum Income Benefit Rider. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)
(5)
Form of Application for the Flexible Premium Individual Variable Annuity. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-91098 Filed June 25, 2002.)

(6)	(a)
Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(b)
Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(7)		Not Applicable.
(8)	(a)
Amended General Agency Agreement. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(b)
Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(c)
Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(d)
Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(e)
Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(f)
Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(g)
Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(h)
Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(i)
Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(j)
Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(k)
Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(l)
Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(m)
Form of Participation Agreement between Fidelity Distributors Corporation and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(n)
Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(o)
Form of Participation Agreement between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(p)
Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(q)
Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(r)
Form of Participation Agreement between The Putnam Funds, Putnam Retail Management Limited Partnership, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(s)
Form of Participation Agreement between Seligman Value Fund Series, Inc., Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(t)
Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(u)
Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-91098 Filed September 20, 2002.)

(v)
Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, AIM Equity Funds and AIM Distributors, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 24, 2006.)

(w)
Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(x)
Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(y)
Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(z)
Form of Rule 22c-2 Shareholder Information Agreement Between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(aa)
Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(bb)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(cc)
Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(dd)
Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ee)
Form of Rule 22c-2 Shareholder Information Agreement Between Fidelity Distributors Corporation and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ff)
Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(gg)
Form of Rule 22c-2 Shareholder Information Agreement Between MFS Fund Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(hh)
Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ii)
Form of Rule 22c-2 Shareholder Information Agreement Between Putnam Retail Management Limited Partnership and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(jj)
Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(kk)
Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ll)
Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(mm)
Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(nn)
Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(oo)	Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company.
(pp)
Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(qq)
Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(rr)
Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(ss)
Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(tt)
Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(uu)
Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(vv)
Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(ww)
Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(xx)
Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(yy)
Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(zz)
Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(aaa)
Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(bbb)
Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(ccc)
Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(ddd)
Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(eee)	Shareholder Service Agreement by and between Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company.
(fff)
Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post- Effective Amendment No. 10 to the Registration Statement under the Securities Act of 1933 on Form N-4, Registration No. 333-119364, filed April 28, 2008.)

(ggg)
Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(hhh)
Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.)

(iii)
First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(9)		Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered.
(10)	(a)	Written Consent of Sutherland Asbill & Brennan LLP.
	(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
	(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.
(11)		Not Applicable.
(12)		Not Applicable.
(13)	(a)
Powers of Attorney (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-118362 Filed February 22, 2008.)

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President
Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer
Brian C. Scott 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President — Operations
Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller
Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary
Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of AEGON. USA., Inc.

A list of subsidiaries of AEGON, USA., Inc. (“ML & Co.”) appears below.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54)%	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S. Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99)%	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — First AUSA Life Insurance Company (99)%	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc. — a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30)%	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89)%	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	California	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100%-Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transamerica Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.  Number of Contracts

The number of Contracts in force as of April 2, 2008 was 8,097.

Item 28.  Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 — Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Positions and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c) Compensation to Principal Underwriter:

	Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions(2)	on Redemption	Commissions	Compensation

Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$399,282(3)	$0	$0	$0
Transamerica Capital, Inc.	$0	$0	$0	$0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the contracts.

(2)	Fiscal Year 2007

(3)	Commissions are paid by Merrill Lynch Life Insurance Company.

Item 30.  Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Cedar Rapids, and State of Iowa, on this 22 day of April, 2008.

Merrill Lynch Life Variable Annuity
Separate Account D
(Registrant)

Merrill Lynch Life Insurance Company
(Depositor)

By: * Lon J. Olejniczak President and Director

As required by the Securities Act of 1933, this Post Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2008.

Signatures	Title

* Lon J. Olejniczak	Director and President

* Robert R. Frederick	Director and Senior Vice President

* John T. Mallett	Director, Treasurer and Chief Financial Officer

* Brian C. Scott	Director and Senior Vice President - Operations

* Ronald L. Ziegler	Director and Senior Vice President

* Eric J. Martin	Vice President and Corporate Controller

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary

*By: Darin D. Smith	Attorney-in-Fact pursuant to Powers of Attorney.

EXHIBIT INDEX

Exhibit
No.	Description

(8)(oo)	Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company.
(8)(eee)	Shareholder Service Agreement by and between Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company.
(9)	Opinion of Darin D. Smith as to the legality of the securities being registered.
(10)(a)	Written Consent of Sutherland Asbill & Brennan LLP.
(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.